UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)
Catalyst Buffered Shield Fund

Class A (SHIEX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.51%

How did the Fund perform during the reporting period?

The performance of the Fund over the reporting period was driven primarily by higher returns of the SP 500 and, to a lesser extent, by a modest decline in yields on the short end of the curve. Markets are currently pricing in some additional rate cuts by the Fed and a relatively bullish outcome for the SP 500 given potential drag from high yields, among other market concerns. The Fund continues to aim to mitigate downside risk while participating in upward moves.

During the fiscal year ended June 30, 2024, the Fund’s investment strategy resulted in performance in line with manager expectations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Catalyst Buffered Shield Fund	Catalyst Buffered Shield Fund - with load	S&P 500® Index
04/14/15	$10,000	$9,425	$10,000
06/30/15	$9,850	$9,284	$9,888
06/30/16	$9,802	$9,238	$10,282
06/30/17	$10,876	$10,251	$12,123
06/30/18	$11,870	$11,188	$13,865
06/30/19	$12,477	$11,760	$15,309
06/30/20	$12,915	$12,173	$16,458
06/30/21	$15,332	$14,451	$23,172
06/30/22	$13,515	$12,738	$20,713
06/30/23	$14,137	$13,324	$24,771
06/30/24	$16,034	$15,112	$30,854

Average Annual Total Returns

	1 Year	5 Years	Since Inception (4/14/2015)
Catalyst Buffered Shield Fund
Without Load	13.42%	5.14%	5.26%
With Load	6.84%	3.91%	4.58%
S&P 500® Index	24.56%	15.05%	13.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,314,223
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$195,660
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.6%
Money Market Funds	2.8%
Purchased Options	13.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.1%
Money Market Funds	3.0%
Equity Option	14.6%
Fixed Income	89.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-5 Year Investment Grade Corporate Bond	34.2%
Vanguard Short-Term Corporate Bond ETF	28.1%
PGIM Ultra Short Bond ETF	27.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Buffered Shield Fund - Class A (SHIEX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SHIEX

Catalyst Buffered Shield Fund

Class C (SHINX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.26%

How did the Fund perform during the reporting period?

The performance of the Fund over the reporting period was driven primarily by higher returns of the SP 500 and, to a lesser extent, by a modest decline in yields on the short end of the curve. Markets are currently pricing in some additional rate cuts by the Fed and a relatively bullish outcome for the SP 500 given potential drag from high yields, among other market concerns. The Fund continues to aim to mitigate downside risk while participating in upward moves.

During the fiscal year ended June 30, 2024, the Fund’s investment strategy resulted in performance in line with manager expectations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Catalyst Buffered Shield Fund	S&P 500® Index
Sep-2017	$10,000	$10,000
Jun-2018	$10,707	$11,235
Jun-2019	$11,172	$12,405
Jun-2020	$11,470	$13,336
Jun-2021	$13,519	$18,777
Jun-2022	$11,827	$16,783
Jun-2023	$12,277	$20,072
Jun-2024	$13,832	$25,001

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 5, 2017)
Catalyst Buffered Shield Fund	12.67%	4.36%	4.87%
S&P 500® Index	24.56%	15.05%	14.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,314,223
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$195,660
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.6%
Money Market Funds	2.8%
Purchased Options	13.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.1%
Money Market Funds	3.0%
Equity Option	14.6%
Fixed Income	89.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-5 Year Investment Grade Corporate Bond	34.2%
Vanguard Short-Term Corporate Bond ETF	28.1%
PGIM Ultra Short Bond ETF	27.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Buffered Shield Fund - Class C (SHINX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SHINX

Catalyst Buffered Shield Fund

Class I (SHIIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.26%

How did the Fund perform during the reporting period?

The performance of the Fund over the reporting period was driven primarily by higher returns of the SP 500 and, to a lesser extent, by a modest decline in yields on the short end of the curve. Markets are currently pricing in some additional rate cuts by the Fed and a relatively bullish outcome for the SP 500 given potential drag from high yields, among other market concerns. The Fund continues to aim to mitigate downside risk while participating in upward moves.

During the fiscal year ended June 30, 2024, the Fund’s investment strategy resulted in performance in line with manager expectations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Catalyst Buffered Shield Fund	S&P 500® Index
Apr-2015	$10,000	$10,000
Jun-2015	$9,860	$9,888
Jun-2016	$9,832	$10,282
Jun-2017	$10,939	$12,123
Jun-2018	$11,974	$13,865
Jun-2019	$12,617	$15,309
Jun-2020	$13,090	$16,458
Jun-2021	$15,573	$23,172
Jun-2022	$13,763	$20,713
Jun-2023	$14,427	$24,771
Jun-2024	$16,422	$30,854

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 14, 2015)
Catalyst Buffered Shield Fund	13.83%	5.41%	5.53%
S&P 500® Index	24.56%	15.05%	13.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,314,223
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$195,660
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.6%
Money Market Funds	2.8%
Purchased Options	13.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.1%
Money Market Funds	3.0%
Equity Option	14.6%
Fixed Income	89.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-5 Year Investment Grade Corporate Bond	34.2%
Vanguard Short-Term Corporate Bond ETF	28.1%
PGIM Ultra Short Bond ETF	27.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Buffered Shield Fund - Class I (SHIIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-SHIIX

Catalyst Nasdaq-100 Hedged Equity Fund

Class A (CLPAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.84%

How did the Fund perform during the reporting period?

The Catalyst Nasdaq-100 Hedged Equity Fund had a fantastic year in 2023, ranking within the top 3% of the options trading category. While 2024 has presented a different market environment, the Fund  is ranked in the second quartile of funds in the Morningstar options trading category year-to-date. This performance is partly due to the Fund's continued investment in the well-performing Nasdaq-100 Index.

We're particularly pleased with the risk reduction provided by the Fund's volatility hedge. Implemented into the Fund by Equity Armor Investments in October 2020, this strategy utilizes futures contracts on the CBOE Volatility Index (VIX) to potentially lessen market downside. This core component of the Fund's strategy aims to deliver positive returns with lower volatility.

Our mission remains focused on providing equity exposure with managed risk. We believe in the long-term potential of the markets while acknowledging the importance of mitigating downside risk. The Fund achieves this through its unique combination of equity investment and dynamic volatility hedging.

The Fund employs a dynamic hedge and active rebalancing strategy. This approach allows us to continuously adjust the Fund's positioning based on market conditions, aiming to capture opportunities while protecting your investment.

We sincerely appreciate your continued trust and investment in the Fund. We remain committed to delivering value by offering a balanced approach to equity exposure with a volatility hedge.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst Nasdaq-100 Hedged Equity Fund	Catalyst Nasdaq-100 Hedged Equity Fund - with load	S&P 500® Index	NASDAQ- 100 Total Return Index
06/30/14	$10,000	$9,424	$10,000	$10,000
06/30/15	$11,434	$10,776	$10,742	$11,558
06/30/16	$9,487	$8,941	$11,171	$11,763
06/30/17	$10,786	$10,165	$13,170	$15,220
06/30/18	$11,421	$10,763	$15,064	$19,179
06/30/19	$12,168	$11,467	$16,633	$21,128
06/30/20	$12,091	$11,395	$17,881	$28,265
06/30/21	$14,108	$13,296	$25,175	$40,802
06/30/22	$11,565	$10,899	$22,503	$32,487
06/30/23	$13,599	$12,816	$26,912	$43,250
06/30/24	$15,514	$14,621	$33,521	$56,559

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund
Without Load	14.08%	4.98%	4.49%
With Load	7.53%	3.73%	3.87%
S&P 500® Index	24.56%	15.05%	12.86%
NASDAQ- 100 Total Return Index	30.77%	21.77%	18.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$18,518,378
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$74,596
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.3%
Exchange-Traded Funds	8.6%
Money Market Funds	16.3%
Purchased Options	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
40.9%
Communications
13.2%
Money Market Funds
9.7%
Equity
9.0%
Consumer Discretionary
8.6%
Collateral for Securities Loaned
7.3%
Health Care
4.7%
Consumer Staples
4.7%
Industrials
2.1%
Future Option
1.4%
Materials
1.1%
Utilities
0.9%
Energy
0.4%
Liabilities in Excess of Other Assets
-4.0%

Value	Value
Liabilities in Excess of Other Assets	-4.0%
Energy	0.4%
Utilities	0.9%
Materials	1.1%
Future Option	1.4%
Industrials	2.1%
Consumer Staples	4.7%
Health Care	4.7%
Collateral for Securities Loaned	7.3%
Consumer Discretionary	8.6%
Equity	9.0%
Money Market Funds	9.7%
Communications	13.2%
Technology	40.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	9.0%
Microsoft Corporation	6.6%
Apple, Inc.	6.4%
NVIDIA Corporation	5.8%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.5%
Alphabet, Inc. - Class A	2.1%
Alphabet, Inc. - Class C	2.0%
Costco Wholesale Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Nasdaq-100 Hedged Equity Fund - Class A (CLPAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CLPAX

Catalyst Nasdaq-100 Hedged Equity Fund

Class C (CLPCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$259	2.59%

How did the Fund perform during the reporting period?

The Catalyst Nasdaq-100 Hedged Equity Fund had a fantastic year in 2023, ranking within the top 3% of the options trading category. While 2024 has presented a different market environment, the Fund  is ranked in the second quartile of funds in the Morningstar options trading category year-to-date. This performance is partly due to the Fund's continued investment in the well-performing Nasdaq-100 Index.

We're particularly pleased with the risk reduction provided by the Fund's volatility hedge. Implemented into the Fund by Equity Armor Investments in October 2020, this strategy utilizes futures contracts on the CBOE Volatility Index (VIX) to potentially lessen market downside. This core component of the Fund's strategy aims to deliver positive returns with lower volatility.

Our mission remains focused on providing equity exposure with managed risk. We believe in the long-term potential of the markets while acknowledging the importance of mitigating downside risk. The Fund achieves this through its unique combination of equity investment and dynamic volatility hedging.

The Fund employs a dynamic hedge and active rebalancing strategy. This approach allows us to continuously adjust the Fund's positioning based on market conditions, aiming to capture opportunities while protecting your investment.

We sincerely appreciate your continued trust and investment in the Fund. We remain committed to delivering value by offering a balanced approach to equity exposure with a volatility hedge.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst Nasdaq-100 Hedged Equity Fund	S&P 500® Index	NASDAQ- 100 Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,355	$10,742	$11,558
Jun-2016	$9,345	$11,171	$11,763
Jun-2017	$10,518	$13,170	$15,220
Jun-2018	$11,065	$15,064	$19,179
Jun-2019	$11,689	$16,633	$21,128
Jun-2020	$11,530	$17,881	$28,265
Jun-2021	$13,349	$25,175	$40,802
Jun-2022	$10,869	$22,503	$32,487
Jun-2023	$12,680	$26,912	$43,250
Jun-2024	$14,357	$33,521	$56,559

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	13.22%	4.20%	3.68%
S&P 500® Index	24.56%	15.05%	12.86%
NASDAQ- 100 Total Return Index	30.77%	21.77%	18.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$18,518,378
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$74,596
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.3%
Exchange-Traded Funds	8.6%
Money Market Funds	16.3%
Purchased Options	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.0%
Energy	0.4%
Utilities	0.9%
Materials	1.1%
Future Option	1.4%
Industrials	2.1%
Consumer Staples	4.7%
Health Care	4.7%
Collateral for Securities Loaned	7.3%
Consumer Discretionary	8.6%
Equity	9.0%
Money Market Funds	9.7%
Communications	13.2%
Technology	40.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	9.0%
Microsoft Corporation	6.6%
Apple, Inc.	6.4%
NVIDIA Corporation	5.8%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.5%
Alphabet, Inc. - Class A	2.1%
Alphabet, Inc. - Class C	2.0%
Costco Wholesale Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Nasdaq-100 Hedged Equity Fund - Class C (CLPCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CLPCX

Catalyst Nasdaq-100 Hedged Equity Fund

Class I (CLPFX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$159	1.59%

How did the Fund perform during the reporting period?

The Catalyst Nasdaq-100 Hedged Equity Fund had a fantastic year in 2023, ranking within the top 3% of the options trading category. While 2024 has presented a different market environment, the Fund  is ranked in the second quartile of funds in the Morningstar options trading category year-to-date. This performance is partly due to the Fund's continued investment in the well-performing Nasdaq-100 Index.

We're particularly pleased with the risk reduction provided by the Fund's volatility hedge. Implemented into the Fund by Equity Armor Investments in October 2020, this strategy utilizes futures contracts on the CBOE Volatility Index (VIX) to potentially lessen market downside. This core component of the Fund's strategy aims to deliver positive returns with lower volatility.

Our mission remains focused on providing equity exposure with managed risk. We believe in the long-term potential of the markets while acknowledging the importance of mitigating downside risk. The Fund achieves this through its unique combination of equity investment and dynamic volatility hedging.

The Fund employs a dynamic hedge and active rebalancing strategy. This approach allows us to continuously adjust the Fund's positioning based on market conditions, aiming to capture opportunities while protecting your investment.

We sincerely appreciate your continued trust and investment in the Fund. We remain committed to delivering value by offering a balanced approach to equity exposure with a volatility hedge.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst Nasdaq-100 Hedged Equity Fund	S&P 500® Index	NASDAQ- 100 Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,473	$10,742	$11,558
Jun-2016	$9,535	$11,171	$11,763
Jun-2017	$10,857	$13,170	$15,220
Jun-2018	$11,521	$15,064	$19,179
Jun-2019	$12,296	$16,633	$21,128
Jun-2020	$12,261	$17,881	$28,265
Jun-2021	$14,334	$25,175	$40,802
Jun-2022	$11,793	$22,503	$32,487
Jun-2023	$13,894	$26,912	$43,250
Jun-2024	$15,886	$33,521	$56,559

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	14.34%	5.26%	4.74%
S&P 500® Index	24.56%	15.05%	12.86%
NASDAQ- 100 Total Return Index	30.77%	21.77%	18.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$18,518,378
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$74,596
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.3%
Exchange-Traded Funds	8.6%
Money Market Funds	16.3%
Purchased Options	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.0%
Energy	0.4%
Utilities	0.9%
Materials	1.1%
Future Option	1.4%
Industrials	2.1%
Consumer Staples	4.7%
Health Care	4.7%
Collateral for Securities Loaned	7.3%
Consumer Discretionary	8.6%
Equity	9.0%
Money Market Funds	9.7%
Communications	13.2%
Technology	40.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	9.0%
Microsoft Corporation	6.6%
Apple, Inc.	6.4%
NVIDIA Corporation	5.8%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.5%
Alphabet, Inc. - Class A	2.1%
Alphabet, Inc. - Class C	2.0%
Costco Wholesale Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Nasdaq-100 Hedged Equity Fund - Class I (CLPFX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CLPFX

Catalyst Systematic Alpha Fund

Class A (ATRAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$202	2.02%

How did the Fund perform during the reporting period?

The Fund seeks long-term capital appreciation through an all-season strategy that seeks to generate absolute returns through risk-balanced exposure across equity, fixed income, commodity, and currency markets. The Fund offers access to the BNP Paribas Catalyst Systematic Alpha Index II (the “BNPP CASA Index II”), which is designed to provide exposure to strategies that are not typically accessible through traditional investment products or asset classes.

Performance

During the reporting period, the Fund outperformed its underlying benchmark index, the BNP CASA Index II, which the Fund tracks. The outperformance was the result of the Fund’s cash management component of the strategy, which allowed the Fund to generate additional returns.

The market fundamentals for the reporting period worked in our favor to help spur solid performance. In the reporting period, we saw positive trends develop in equity markets domestically, in Europe, and in Japan. Given the trend-following nature of some of the underlying components, well-developed, sustained trends in either direction allow the Fund to take advantage through momentum investing by allocating to recent outperformers and less to recent underperformers. Furthermore, we saw the Chicago Board Options Exchange Volatility Index (VIX Index) remain well below the historic average during most of the fiscal year. Commodity markets have been relatively stable, with some commodities exhibiting strong price momentum, and Gold hitting an all-time high. Finally, currencies have been performing well, specifically on the back of the strength of the U.S. Dollar.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Systematic Alpha Fund
Catalyst Systematic Alpha Fund - with load
S&P 500® Index
BNP Paribas Catalyst Systematic Alpha Index II
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$38,966
$33,989
$19,377
$18,263
07/31/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst Systematic Alpha Fund	Catalyst Systematic Alpha Fund - with load	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index II
07/31/14	$10,000	$9,425	$10,000	$10,000
06/30/15	$9,708	$9,150	$10,892	$11,342
06/30/16	$9,983	$9,409	$11,327	$13,978
06/30/17	$9,607	$9,054	$13,355	$15,723
06/30/18	$9,027	$8,508	$15,274	$17,191
06/30/19	$9,242	$8,711	$16,865	$19,154
06/30/20	$9,752	$9,191	$18,131	$23,666
06/30/21	$13,575	$12,794	$25,527	$29,505
06/30/22	$13,171	$12,413	$22,818	$28,630
06/30/23	$17,602	$16,590	$27,288	$36,303
06/30/24	$19,377	$18,263	$33,989	$38,966

Average Annual Total Returns

	1 Year	5 Years	Since Inception (7/31/2014)
Catalyst Systematic Alpha Fund
Without Load	10.08%	15.96%	6.90%
With Load	3.77%	14.60%	6.26%
S&P 500® Index	24.56%	15.05%	13.13%
BNP Paribas Catalyst Systematic Alpha Index II	7.33%	15.26%	14.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$690,613,126
  Number of Portfolio Holdings45
  Advisory Fee $5,217,355
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	59.8%
Money Market Funds	5.9%
Open End Funds	4.4%
U.S. Government & Agencies	29.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 29.1%
Technology 24.1%
Consumer Discretionary 10.1%
Consumer Staples 8.2%
Health Care 6.4%
Money Market Funds 5.7%
Communications 4.6%
Fixed Income 4.4%
Industrials 4.3%
Materials 0.7%
Financials 0.2%
Other Assets in Excess of Liabilities 2.2%

Value	Value
Other Assets in Excess of Liabilities	2.2%
Financials	0.2%
Materials	0.7%
Industrials	4.3%
Fixed Income	4.4%
Communications	4.6%
Money Market Funds	5.7%
Health Care	6.4%
Consumer Staples	8.2%
Consumer Discretionary	10.1%
Technology	24.1%
U.S. Treasury Obligations	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.082%, 12/26/24	5.8%
Oracle Corporation, 2.950%, 05/15/25	4.7%
Microsoft Corporation, 2.700%, 02/12/25	4.7%
VeriSign, Inc., 5.250%, 04/01/25	4.6%
United States Treasury Bill, 4.867%, 05/15/25	4.6%
Catalyst International Income Opportunities Fund	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
RTX Corporation, 3.950%, 08/16/25	4.3%
McDonald's Corporation, 3.700%, 01/30/26	4.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.2%

Material Fund Changes

Effective May 28, 2024, the Fund may seek to excess return above the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”) by investing in securities that provide exposure to strategies of similar nature to the Benchmark.  The Benchmark is an absolute return, multi-risk premia index that attempts to capture various sources of systematic risk in the capital markets, a Quantitative Investment Strategy (“QIS”).  The Fund may invest in other QIS beyond or in addition to the Benchmark if, in the opinion of the adviser, the QIS investments position the Fund to outperform the Benchmark over the long term.

Catalyst Systematic Alpha Fund - Class A (ATRAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ATRAX

Catalyst Systematic Alpha Fund

Class C (ATRCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$277	2.77%

How did the Fund perform during the reporting period?

The Fund seeks long-term capital appreciation through an all-season strategy that seeks to generate absolute returns through risk-balanced exposure across equity, fixed income, commodity, and currency markets. The Fund offers access to the BNP Paribas Catalyst Systematic Alpha Index II (the “BNPP CASA Index II”), which is designed to provide exposure to strategies that are not typically accessible through traditional investment products or asset classes.

Performance

During the reporting period, the Fund outperformed its underlying benchmark index, the BNP CASA Index II, which the Fund tracks. The outperformance was the result of the Fund’s cash management component of the strategy, which allowed the Fund to generate additional returns.

The market fundamentals for the reporting period worked in our favor to help spur solid performance. In the reporting period, we saw positive trends develop in equity markets domestically, in Europe, and in Japan. Given the trend-following nature of some of the underlying components, well-developed, sustained trends in either direction allow the Fund to take advantage through momentum investing by allocating to recent outperformers and less to recent underperformers. Furthermore, we saw the Chicago Board Options Exchange Volatility Index (VIX Index) remain well below the historic average during most of the fiscal year. Commodity markets have been relatively stable, with some commodities exhibiting strong price momentum, and Gold hitting an all-time high. Finally, currencies have been performing well, specifically on the back of the strength of the U.S. Dollar.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Systematic Alpha Fund
S&P 500® Index
BNP Paribas Catalyst Systematic Alpha Index II
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$38,966
$33,989
$17,940
Jul-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Systematic Alpha Fund	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index II
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,645	$10,892	$11,342
Jun-2016	$9,831	$11,327	$13,978
Jun-2017	$9,387	$13,355	$15,723
Jun-2018	$8,751	$15,274	$17,191
Jun-2019	$8,882	$16,865	$19,154
Jun-2020	$9,306	$18,131	$23,666
Jun-2021	$12,867	$25,527	$29,505
Jun-2022	$12,368	$22,818	$28,630
Jun-2023	$16,414	$27,288	$36,303
Jun-2024	$17,940	$33,989	$38,966

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2014)
Catalyst Systematic Alpha Fund	9.29%	15.10%	6.07%
S&P 500® Index	24.56%	15.05%	13.13%
BNP Paribas Catalyst Systematic Alpha Index II	7.33%	15.26%	14.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$690,613,126
  Number of Portfolio Holdings45
  Advisory Fee $5,217,355
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	59.8%
Money Market Funds	5.9%
Open End Funds	4.4%
U.S. Government & Agencies	29.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Financials	0.2%
Materials	0.7%
Industrials	4.3%
Fixed Income	4.4%
Communications	4.6%
Money Market Funds	5.7%
Health Care	6.4%
Consumer Staples	8.2%
Consumer Discretionary	10.1%
Technology	24.1%
U.S. Treasury Obligations	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.082%, 12/26/24	5.8%
Oracle Corporation, 2.950%, 05/15/25	4.7%
Microsoft Corporation, 2.700%, 02/12/25	4.7%
VeriSign, Inc., 5.250%, 04/01/25	4.6%
United States Treasury Bill, 4.867%, 05/15/25	4.6%
Catalyst International Income Opportunities Fund	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
RTX Corporation, 3.950%, 08/16/25	4.3%
McDonald's Corporation, 3.700%, 01/30/26	4.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.2%

Material Fund Changes

Effective May 28, 2024, the Fund may seek to excess return above the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”) by investing in securities that provide exposure to strategies of similar nature to the Benchmark.  The Benchmark is an absolute return, multi-risk premia index that attempts to capture various sources of systematic risk in the capital markets, a Quantitative Investment Strategy (“QIS”).  The Fund may invest in other QIS beyond or in addition to the Benchmark if, in the opinion of the adviser, the QIS investments position the Fund to outperform the Benchmark over the long term.

Catalyst Systematic Alpha Fund - Class C (ATRCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ATRCX

Catalyst Systematic Alpha Fund

Class I (ATRFX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$177	1.77%

How did the Fund perform during the reporting period?

The Fund seeks long-term capital appreciation through an all-season strategy that seeks to generate absolute returns through risk-balanced exposure across equity, fixed income, commodity, and currency markets. The Fund offers access to the BNP Paribas Catalyst Systematic Alpha Index II (the “BNPP CASA Index II”), which is designed to provide exposure to strategies that are not typically accessible through traditional investment products or asset classes.

Performance

During the reporting period, the Fund outperformed its underlying benchmark index, the BNP CASA Index II, which the Fund tracks. The outperformance was the result of the Fund’s cash management component of the strategy, which allowed the Fund to generate additional returns.

The market fundamentals for the reporting period worked in our favor to help spur solid performance. In the reporting period, we saw positive trends develop in equity markets domestically, in Europe, and in Japan. Given the trend-following nature of some of the underlying components, well-developed, sustained trends in either direction allow the Fund to take advantage through momentum investing by allocating to recent outperformers and less to recent underperformers. Furthermore, we saw the Chicago Board Options Exchange Volatility Index (VIX Index) remain well below the historic average during most of the fiscal year. Commodity markets have been relatively stable, with some commodities exhibiting strong price momentum, and Gold hitting an all-time high. Finally, currencies have been performing well, specifically on the back of the strength of the U.S. Dollar.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Systematic Alpha Fund
S&P 500® Index
BNP Paribas Catalyst Systematic Alpha Index II
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$38,966
$33,989
$19,770
Jul-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Systematic Alpha Fund	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index II
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,703	$10,892	$11,342
Jun-2016	$9,994	$11,327	$13,978
Jun-2017	$9,644	$13,355	$15,723
Jun-2018	$9,090	$15,274	$17,191
Jun-2019	$9,319	$16,865	$19,154
Jun-2020	$9,860	$18,131	$23,666
Jun-2021	$13,764	$25,527	$29,505
Jun-2022	$13,367	$22,818	$28,630
Jun-2023	$17,906	$27,288	$36,303
Jun-2024	$19,770	$33,989	$38,966

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2014)
Catalyst Systematic Alpha Fund	10.41%	16.23%	7.12%
S&P 500® Index	24.56%	15.05%	13.13%
BNP Paribas Catalyst Systematic Alpha Index II	7.33%	15.26%	14.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$690,613,126
  Number of Portfolio Holdings45
  Advisory Fee $5,217,355
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	59.8%
Money Market Funds	5.9%
Open End Funds	4.4%
U.S. Government & Agencies	29.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Financials	0.2%
Materials	0.7%
Industrials	4.3%
Fixed Income	4.4%
Communications	4.6%
Money Market Funds	5.7%
Health Care	6.4%
Consumer Staples	8.2%
Consumer Discretionary	10.1%
Technology	24.1%
U.S. Treasury Obligations	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.082%, 12/26/24	5.8%
Oracle Corporation, 2.950%, 05/15/25	4.7%
Microsoft Corporation, 2.700%, 02/12/25	4.7%
VeriSign, Inc., 5.250%, 04/01/25	4.6%
United States Treasury Bill, 4.867%, 05/15/25	4.6%
Catalyst International Income Opportunities Fund	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
RTX Corporation, 3.950%, 08/16/25	4.3%
McDonald's Corporation, 3.700%, 01/30/26	4.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.2%

Material Fund Changes

Effective May 28, 2024, the Fund may seek to excess return above the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”) by investing in securities that provide exposure to strategies of similar nature to the Benchmark.  The Benchmark is an absolute return, multi-risk premia index that attempts to capture various sources of systematic risk in the capital markets, a Quantitative Investment Strategy (“QIS”).  The Fund may invest in other QIS beyond or in addition to the Benchmark if, in the opinion of the adviser, the QIS investments position the Fund to outperform the Benchmark over the long term.

Catalyst Systematic Alpha Fund - Class I (ATRFX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-ATRFX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class A (CASAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of December 28, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$224	2.24%

How did the Fund perform during the reporting period?

Both the trend-following and 60/40 components gained, with trend-following generating higher returns. The most profitable trends were long cocoa, long global stock indices and short Japanese yen. On the 60/40 side, the tech led rally in the S&P 500 drove returns, while the long bonds position lost money as rate cuts expectations were pushed back.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Aspect Enhanced Multi-Asset Fund
Catalyst/Aspect Enhanced Multi-Asset Fund - with load
S&P 500® Index
ICE BofA 3-Month U.S. Treasury Bill Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$11,630
$11,497
$10,961
$10,270
12/28/23
06/30/24

	Catalyst/Aspect Enhanced Multi-Asset Fund	Catalyst/Aspect Enhanced Multi-Asset Fund - with load	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/28/23	$10,000	$9,425	$10,000	$10,000
06/30/24	$11,630	$10,961	$11,497	$10,270

Average Annual Total Returns

Since Inception (12/28/2023)
Catalyst/Aspect Enhanced Multi-Asset Fund
Without Load	16.30%
With Load	9.61%
S&P 500® Index	14.97%
ICE BofA 3-Month U.S. Treasury Bill Index	2.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$20,012,461
  Number of Portfolio Holdings184
  Advisory Fee (net of waivers)$64,258
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	51.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
42.0%
Fixed Income
39.3%
Other Assets in Excess of Liabilities
18.7%

Value	Value
Other Assets in Excess of Liabilities	18.7%
Fixed Income	39.3%
Money Market Funds	42.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class A (CASAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CASAX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class C (CASCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of December 28, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$299	2.99%

How did the Fund perform during the reporting period?

Both the trend-following and 60/40 components gained, with trend-following generating higher returns. The most profitable trends were long cocoa, long global stock indices and short Japanese yen. On the 60/40 side, the tech led rally in the S&P 500 drove returns, while the long bonds position lost money as rate cuts expectations were pushed back.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Aspect Enhanced Multi-Asset Fund
S&P 500® Index
ICE BofA 3-Month U.S. Treasury Bill Index
$11,580
$11,497
$10,270
$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
Dec-2023
Jun-2024

	Catalyst/Aspect Enhanced Multi-Asset Fund	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
Dec-2023	$10,000	$10,000	$10,000
Jun-2024	$11,580	$11,497	$10,270

Average Annual Total Returns

Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	15.80%
S&P 500® Index	14.97%
ICE BofA 3-Month U.S. Treasury Bill Index	2.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$20,012,461
  Number of Portfolio Holdings184
  Advisory Fee (net of waivers)$64,258
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	51.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.7%
Fixed Income	39.3%
Money Market Funds	42.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class C (CASCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CASCX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class I (CASIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of December 28, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$199	1.99%

How did the Fund perform during the reporting period?

Both the trend-following and 60/40 components gained, with trend-following generating higher returns. The most profitable trends were long cocoa, long global stock indices and short Japanese yen. On the 60/40 side, the tech led rally in the S&P 500 drove returns, while the long bonds position lost money as rate cuts expectations were pushed back.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Aspect Enhanced Multi-Asset Fund
S&P 500® Index
ICE BofA 3-Month U.S. Treasury Bill Index
$12,000
$11,500
$11,000
$10,500
$10,000
$11,640
$11,497
$10,270
Dec-2023
Jun-2024

	Catalyst/Aspect Enhanced Multi-Asset Fund	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
Dec-2023	$10,000	$10,000	$10,000
Jun-2024	$11,640	$11,497	$10,270

Average Annual Total Returns

Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	16.40%
S&P 500® Index	14.97%
ICE BofA 3-Month U.S. Treasury Bill Index	2.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$20,012,461
  Number of Portfolio Holdings184
  Advisory Fee (net of waivers)$64,258
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	51.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.7%
Fixed Income	39.3%
Money Market Funds	42.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class I (CASIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CASIX

Catalyst/Millburn Dynamic Commodity Strategy Fund

Class A (DCXAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$224	2.24%

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics and digitization.

The Fund was profitable during the reporting period as gains from trading energy and soft commodity futures as well as long positions in commodity/resource focused securities outdistanced losses from trading grain, livestock, and metal futures.

Trading of energy futures was highly profitable in the reporting period, with Brent crude, WTI crude, London gas oil, and natural gas all appearing in this year’s top ten gainers. A long gold position was profitable amid rising gold purchases from central banks worldwide, especially from autocratic nations like China and Russia, and due to broader safe-haven demand. On the other hand, long positions in aluminum and trading of other industrial metals were unprofitable when worries about high-for-longer interest rates and about the sustainability of China’s industrial rebound weighed on metal prices. Long positions in cocoa and coffee were profitable as prices jumped due to poor weather in West Africa, Brazil, and Vietnam. On the other hand, trading of grain, livestock, and cotton futures registered offsetting losses.

Trading of commodity/resource focused securities was mixed but quite profitable during the reporting period. Long positions in securities targeted toward electricity generation and distribution (especially in Japan), electrical cables and optical fibers, nuclear energy and uranium, and futures trading venues led profit gains. On the other hand, long positions in securities focused on lithium, solar energy, hydrogen energy and fuel cell technology, and materials recycling registered partially offsetting losses.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Millburn Dynamic Commodity Strategy Fund
Catalyst/Millburn Dynamic Commodity Strategy Fund - with load
S&P 500® Index
Bloomberg Commodity Index Total Return
$40,000
$30,000
$20,000
$10,000
$0
$33,352
$13,457
$12,054
$11,361
09/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst/Millburn Dynamic Commodity Strategy Fund	Catalyst/Millburn Dynamic Commodity Strategy Fund - with load	S&P 500® Index	Bloomberg Commodity Index Total Return
09/30/15	$10,000	$9,425	$10,000	$10,000
06/30/16	$10,900	$10,273	$11,115	$10,134
06/30/17	$11,098	$10,460	$13,104	$9,475
06/30/18	$11,036	$10,401	$14,988	$10,171
06/30/19	$11,279	$10,630	$16,549	$9,485
06/30/20	$11,217	$10,572	$17,791	$7,836
06/30/21	$9,847	$9,281	$25,049	$11,410
06/30/22	$13,143	$12,387	$22,389	$14,179
06/30/23	$11,640	$10,971	$26,776	$12,816
06/30/24	$12,054	$11,361	$33,352	$13,457

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/30/2015)
Catalyst/Millburn Dynamic Commodity Strategy Fund
Without Load	3.56%	1.34%	2.16%
With Load	- 2.44%	0.14%	1.47%
S&P 500® Index	24.56%	15.05%	14.76%
Bloomberg Commodity Index Total Return	5.00%	7.25%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$10,450,642
  Number of Portfolio Holdings233
  Advisory Fee (net of waivers)$0
  Portfolio Turnover112%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	48.7%
Money Market Funds	24.5%
Reit	4.5%
U.S. Government & Agencies	22.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds 21.7%
U.S. Treasury Obligations 19.9%
Materials 12.6%
Industrials 11.4%
Utilities 7.0%
Financials 5.4%
Real Estate 4.0%
Consumer Staples 2.7%
Energy 2.0%
Consumer Discretionary 1.0%
Health Care 0.9%
Technology 0.3%
Other Assets in Excess of Liabilities 11.1%

Value	Value
Other Assets in Excess of Liabilities	11.1%
Technology	0.3%
Health Care	0.9%
Consumer Discretionary	1.0%
Energy	2.0%
Consumer Staples	2.7%
Real Estate	4.0%
Financials	5.4%
Utilities	7.0%
Industrials	11.4%
Materials	12.6%
U.S. Treasury Obligations	19.9%
Money Market Funds	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	7.4%
United States Treasury Note, 2.375%, 08/15/24	6.3%
United States Treasury Note, 1.500%, 02/15/25	6.1%
Farmland Partners, Inc.	1.7%
Gladstone Land Corporation	1.7%
Cboe Global Markets, Inc.	1.5%
Intercontinental Exchange, Inc.	1.5%
CME Group, Inc.	1.4%
Prysmian SpA	1.0%
Sumitomo Electric Industries Ltd.	1.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Millburn Dynamic Commodity Strategy Fund - Class A (DCXAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-DCXAX

Catalyst/Millburn Dynamic Commodity Strategy Fund

Class C (DCXCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$299	2.99%

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics and digitization.

The Fund was profitable during the reporting period as gains from trading energy and soft commodity futures as well as long positions in commodity/resource focused securities outdistanced losses from trading grain, livestock, and metal futures.

Trading of energy futures was highly profitable in the reporting period, with Brent crude, WTI crude, London gas oil, and natural gas all appearing in this year’s top ten gainers. A long gold position was profitable amid rising gold purchases from central banks worldwide, especially from autocratic nations like China and Russia, and due to broader safe-haven demand. On the other hand, long positions in aluminum and trading of other industrial metals were unprofitable when worries about high-for-longer interest rates and about the sustainability of China’s industrial rebound weighed on metal prices. Long positions in cocoa and coffee were profitable as prices jumped due to poor weather in West Africa, Brazil, and Vietnam. On the other hand, trading of grain, livestock, and cotton futures registered offsetting losses.

Trading of commodity/resource focused securities was mixed but quite profitable during the reporting period. Long positions in securities targeted toward electricity generation and distribution (especially in Japan), electrical cables and optical fibers, nuclear energy and uranium, and futures trading venues led profit gains. On the other hand, long positions in securities focused on lithium, solar energy, hydrogen energy and fuel cell technology, and materials recycling registered partially offsetting losses.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Catalyst/Millburn Dynamic Commodity Strategy Fund	S&P 500® Index	Bloomberg Commodity Index Total Return
Sep-2015	$10,000	$10,000	$10,000
Jun-2016	$10,840	$11,115	$10,134
Jun-2017	$10,960	$13,104	$9,475
Jun-2018	$10,816	$14,988	$10,171
Jun-2019	$10,969	$16,549	$9,485
Jun-2020	$10,837	$17,791	$7,836
Jun-2021	$9,440	$25,049	$11,410
Jun-2022	$12,499	$22,389	$14,179
Jun-2023	$10,986	$26,776	$12,816
Jun-2024	$11,297	$33,352	$13,457

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2015)
Catalyst/Millburn Dynamic Commodity Strategy Fund	2.83%	0.59%	1.40%
S&P 500® Index	24.56%	15.05%	14.76%
Bloomberg Commodity Index Total Return	5.00%	7.25%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$10,450,642
  Number of Portfolio Holdings233
  Advisory Fee (net of waivers)$0
  Portfolio Turnover112%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	48.7%
Money Market Funds	24.5%
Reit	4.5%
U.S. Government & Agencies	22.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.1%
Technology	0.3%
Health Care	0.9%
Consumer Discretionary	1.0%
Energy	2.0%
Consumer Staples	2.7%
Real Estate	4.0%
Financials	5.4%
Utilities	7.0%
Industrials	11.4%
Materials	12.6%
U.S. Treasury Obligations	19.9%
Money Market Funds	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	7.4%
United States Treasury Note, 2.375%, 08/15/24	6.3%
United States Treasury Note, 1.500%, 02/15/25	6.1%
Farmland Partners, Inc.	1.7%
Gladstone Land Corporation	1.7%
Cboe Global Markets, Inc.	1.5%
Intercontinental Exchange, Inc.	1.5%
CME Group, Inc.	1.4%
Prysmian SpA	1.0%
Sumitomo Electric Industries Ltd.	1.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Millburn Dynamic Commodity Strategy Fund - Class C (DCXCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-DCXCX

Catalyst/Millburn Dynamic Commodity Strategy Fund

Class I (DCXIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$199	1.99%

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics and digitization.

The Fund was profitable during the reporting period as gains from trading energy and soft commodity futures as well as long positions in commodity/resource focused securities outdistanced losses from trading grain, livestock, and metal futures.

Trading of energy futures was highly profitable in the reporting period, with Brent crude, WTI crude, London gas oil, and natural gas all appearing in this year’s top ten gainers. A long gold position was profitable amid rising gold purchases from central banks worldwide, especially from autocratic nations like China and Russia, and due to broader safe-haven demand. On the other hand, long positions in aluminum and trading of other industrial metals were unprofitable when worries about high-for-longer interest rates and about the sustainability of China’s industrial rebound weighed on metal prices. Long positions in cocoa and coffee were profitable as prices jumped due to poor weather in West Africa, Brazil, and Vietnam. On the other hand, trading of grain, livestock, and cotton futures registered offsetting losses.

Trading of commodity/resource focused securities was mixed but quite profitable during the reporting period. Long positions in securities targeted toward electricity generation and distribution (especially in Japan), electrical cables and optical fibers, nuclear energy and uranium, and futures trading venues led profit gains. On the other hand, long positions in securities focused on lithium, solar energy, hydrogen energy and fuel cell technology, and materials recycling registered partially offsetting losses.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Catalyst/Millburn Dynamic Commodity Strategy Fund	S&P 500® Index	Bloomberg Commodity Index Total Return
Sep-2015	$10,000	$10,000	$10,000
Jun-2016	$10,920	$11,115	$10,134
Jun-2017	$11,149	$13,104	$9,475
Jun-2018	$11,114	$14,988	$10,171
Jun-2019	$11,381	$16,549	$9,485
Jun-2020	$11,360	$17,791	$7,836
Jun-2021	$9,997	$25,049	$11,410
Jun-2022	$13,368	$22,389	$14,179
Jun-2023	$11,860	$26,776	$12,816
Jun-2024	$12,317	$33,352	$13,457

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2015)
Catalyst/Millburn Dynamic Commodity Strategy Fund	3.85%	1.59%	2.41%
S&P 500® Index	24.56%	15.05%	14.76%
Bloomberg Commodity Index Total Return	5.00%	7.25%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$10,450,642
  Number of Portfolio Holdings233
  Advisory Fee (net of waivers)$0
  Portfolio Turnover112%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	48.7%
Money Market Funds	24.5%
Reit	4.5%
U.S. Government & Agencies	22.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.1%
Technology	0.3%
Health Care	0.9%
Consumer Discretionary	1.0%
Energy	2.0%
Consumer Staples	2.7%
Real Estate	4.0%
Financials	5.4%
Utilities	7.0%
Industrials	11.4%
Materials	12.6%
U.S. Treasury Obligations	19.9%
Money Market Funds	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	7.4%
United States Treasury Note, 2.375%, 08/15/24	6.3%
United States Treasury Note, 1.500%, 02/15/25	6.1%
Farmland Partners, Inc.	1.7%
Gladstone Land Corporation	1.7%
Cboe Global Markets, Inc.	1.5%
Intercontinental Exchange, Inc.	1.5%
CME Group, Inc.	1.4%
Prysmian SpA	1.0%
Sumitomo Electric Industries Ltd.	1.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Millburn Dynamic Commodity Strategy Fund - Class I (DCXIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-DCXIX

Catalyst/Millburn Hedge Strategy Fund

Class C1 (MBXFX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$294	2.94%

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics, and digitization.

The Fund was profitable as gains from long ETF positions in the Equity Component and from trading energy futures, interest rate futures, stock index futures, grain futures, and currency forwards in the Fund’s Futures Component outpaced Futures Component losses from trading metal, soft commodity and livestock futures.

The Futures Component saw significant gains from short interest rate futures positions, with three of the top ten performing markets in the reporting period coming from the fixed income sector. Vacillations in interest rates had spillover effects on equity, currency, and commodity markets. For example, a long dollar/short Japanese yen trade was the top performing market this reporting period. Trading of equity index futures added to the gains as well. On the other hand, trading of metal futures was unprofitable due to the weak Chinese growth outlook and metal prices volatility caused in part by vacillating interest rates and U.S. dollar exchange rates. Trading of energy futures was highly profitable in the reporting period, with both Brent and WTI crude oil in this year’s top ten gainers. Prices of soft and agricultural commodity futures were quite volatile and small gains from trading grain futures were largely offset by losses trading soft commodity and livestock futures.

In terms of the Fund’s Equity Component, long positions in equity ETFs accounted for about half of the Fund’s gains during the reporting period, with positions in four U.S-focused ETFs generating half of that total.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Millburn Hedge Strategy Fund
S&P 500® Index
ICE BofA 3-Month U.S. Treasury Bill Index
$18,000
$16,000
$14,000
$12,000
$10,000
$17,680
$15,797
$10,949
Oct-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/Millburn Hedge Strategy Fund	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
Oct-2020	$10,000	$10,000	$10,000
Jun-2021	$13,393	$13,278	$10,005
Jun-2022	$13,567	$11,869	$10,021
Jun-2023	$13,810	$14,194	$10,384
Jun-2024	$15,797	$17,680	$10,949

Average Annual Total Returns

	1 Year	Since Inception (October 30, 2020)
Catalyst/Millburn Hedge Strategy Fund	14.39%	13.28%
S&P 500® Index	24.56%	16.82%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,533,549,663
  Number of Portfolio Holdings262
  Advisory Fee $116,015,653
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.6%
Money Market Funds	6.6%
U.S. Government & Agencies	40.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
49.4%
U.S. Treasury Obligations
38.2%
Money Market Funds
6.2%
Other Assets in Excess of Liabilities
6.2%

Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	6.2%
U.S. Treasury Obligations	38.2%
Equity	49.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	16.0%
United States Treasury Note, 2.375%, 08/15/24	15.9%
iShares Russell 1000 ETF	6.4%
United States Treasury Note, 2.000%, 02/15/25	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Millburn Hedge Strategy Fund - Class C1 (MBXFX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MBXFX

Catalyst/Millburn Hedge Strategy Fund

Class A (MBXAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$219	2.19%

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics, and digitization.

The Fund was profitable as gains from long ETF positions in the Equity Component and from trading energy futures, interest rate futures, stock index futures, grain futures, and currency forwards in the Fund’s Futures Component outpaced Futures Component losses from trading metal, soft commodity and livestock futures.

The Futures Component saw significant gains from short interest rate futures positions, with three of the top ten performing markets in the reporting period coming from the fixed income sector. Vacillations in interest rates had spillover effects on equity, currency, and commodity markets. For example, a long dollar/short Japanese yen trade was the top performing market this reporting period. Trading of equity index futures added to the gains as well. On the other hand, trading of metal futures was unprofitable due to the weak Chinese growth outlook and metal prices volatility caused in part by vacillating interest rates and U.S. dollar exchange rates. Trading of energy futures was highly profitable in the reporting period, with both Brent and WTI crude oil in this year’s top ten gainers. Prices of soft and agricultural commodity futures were quite volatile and small gains from trading grain futures were largely offset by losses trading soft commodity and livestock futures.

In terms of the Fund’s Equity Component, long positions in equity ETFs accounted for about half of the Fund’s gains during the reporting period, with positions in four U.S-focused ETFs generating half of that total.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Millburn Hedge Strategy Fund
Catalyst/Millburn Hedge Strategy Fund - with load
S&P 500® Index
ICE BofA 3-Month U.S. Treasury Bill Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$30,976
$20,711
$19,517
$11,620
12/28/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst/Millburn Hedge Strategy Fund	Catalyst/Millburn Hedge Strategy Fund - with load	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/28/15	$10,000	$9,423	$10,000	$10,000
06/30/16	$11,400	$10,743	$10,323	$10,016
06/30/17	$12,144	$11,443	$12,171	$10,065
06/30/18	$13,100	$12,345	$13,920	$10,202
06/30/19	$13,904	$13,102	$15,370	$10,438
06/30/20	$12,586	$11,860	$16,524	$10,608
06/30/21	$17,173	$16,182	$23,265	$10,618
06/30/22	$17,523	$16,513	$20,795	$10,636
06/30/23	$17,969	$16,933	$24,869	$11,021
06/30/24	$20,711	$19,517	$30,976	$11,620

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/28/2015)
Catalyst/Millburn Hedge Strategy Fund
Without Load	15.26%	8.30%	8.94%
With Load	8.62%	7.02%	8.18%
S&P 500® Index	24.56%	15.05%	14.21%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,533,549,663
  Number of Portfolio Holdings262
  Advisory Fee $116,015,653
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.6%
Money Market Funds	6.6%
U.S. Government & Agencies	40.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	6.2%
U.S. Treasury Obligations	38.2%
Equity	49.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	16.0%
United States Treasury Note, 2.375%, 08/15/24	15.9%
iShares Russell 1000 ETF	6.4%
United States Treasury Note, 2.000%, 02/15/25	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Millburn Hedge Strategy Fund - Class A (MBXAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MBXAX

Catalyst/Millburn Hedge Strategy Fund

Class C (MBXCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$294	2.94%

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics, and digitization.

The Fund was profitable as gains from long ETF positions in the Equity Component and from trading energy futures, interest rate futures, stock index futures, grain futures, and currency forwards in the Fund’s Futures Component outpaced Futures Component losses from trading metal, soft commodity and livestock futures.

The Futures Component saw significant gains from short interest rate futures positions, with three of the top ten performing markets in the reporting period coming from the fixed income sector. Vacillations in interest rates had spillover effects on equity, currency, and commodity markets. For example, a long dollar/short Japanese yen trade was the top performing market this reporting period. Trading of equity index futures added to the gains as well. On the other hand, trading of metal futures was unprofitable due to the weak Chinese growth outlook and metal prices volatility caused in part by vacillating interest rates and U.S. dollar exchange rates. Trading of energy futures was highly profitable in the reporting period, with both Brent and WTI crude oil in this year’s top ten gainers. Prices of soft and agricultural commodity futures were quite volatile and small gains from trading grain futures were largely offset by losses trading soft commodity and livestock futures.

In terms of the Fund’s Equity Component, long positions in equity ETFs accounted for about half of the Fund’s gains during the reporting period, with positions in four U.S-focused ETFs generating half of that total.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Millburn Hedge Strategy Fund
S&P 500® Index
ICE BofA 3-Month U.S. Treasury Bill Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$30,976
$19,422
$11,620
Dec-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/Millburn Hedge Strategy Fund	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
Dec-2015	$10,000	$10,000	$10,000
Jun-2016	$11,352	$10,323	$10,016
Jun-2017	$12,007	$12,171	$10,065
Jun-2018	$12,850	$13,920	$10,202
Jun-2019	$13,536	$15,370	$10,438
Jun-2020	$12,162	$16,524	$10,608
Jun-2021	$16,470	$23,265	$10,618
Jun-2022	$16,683	$20,795	$10,636
Jun-2023	$16,977	$24,869	$11,021
Jun-2024	$19,422	$30,976	$11,620

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 28, 2015)
Catalyst/Millburn Hedge Strategy Fund	14.40%	7.49%	8.12%
S&P 500® Index	24.56%	15.05%	14.21%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,533,549,663
  Number of Portfolio Holdings262
  Advisory Fee $116,015,653
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.6%
Money Market Funds	6.6%
U.S. Government & Agencies	40.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	6.2%
U.S. Treasury Obligations	38.2%
Equity	49.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	16.0%
United States Treasury Note, 2.375%, 08/15/24	15.9%
iShares Russell 1000 ETF	6.4%
United States Treasury Note, 2.000%, 02/15/25	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Millburn Hedge Strategy Fund - Class C (MBXCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MBXCX

Catalyst/Millburn Hedge Strategy Fund

Class I (MBXIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$194	1.94%

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics, and digitization.

The Fund was profitable as gains from long ETF positions in the Equity Component and from trading energy futures, interest rate futures, stock index futures, grain futures, and currency forwards in the Fund’s Futures Component outpaced Futures Component losses from trading metal, soft commodity and livestock futures.

The Futures Component saw significant gains from short interest rate futures positions, with three of the top ten performing markets in the reporting period coming from the fixed income sector. Vacillations in interest rates had spillover effects on equity, currency, and commodity markets. For example, a long dollar/short Japanese yen trade was the top performing market this reporting period. Trading of equity index futures added to the gains as well. On the other hand, trading of metal futures was unprofitable due to the weak Chinese growth outlook and metal prices volatility caused in part by vacillating interest rates and U.S. dollar exchange rates. Trading of energy futures was highly profitable in the reporting period, with both Brent and WTI crude oil in this year’s top ten gainers. Prices of soft and agricultural commodity futures were quite volatile and small gains from trading grain futures were largely offset by losses trading soft commodity and livestock futures.

In terms of the Fund’s Equity Component, long positions in equity ETFs accounted for about half of the Fund’s gains during the reporting period, with positions in four U.S-focused ETFs generating half of that total.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Millburn Hedge Strategy Fund
S&P 500® Index
ICE BofA 3-Month U.S. Treasury Bill Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$33,521
$24,184
$11,626
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/Millburn Hedge Strategy Fund	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,936	$10,742	$10,002
Jun-2016	$13,048	$11,171	$10,021
Jun-2017	$13,939	$13,170	$10,070
Jun-2018	$15,068	$15,064	$10,207
Jun-2019	$16,035	$16,633	$10,443
Jun-2020	$14,551	$17,881	$10,613
Jun-2021	$19,903	$25,175	$10,623
Jun-2022	$20,362	$22,503	$10,641
Jun-2023	$20,927	$26,912	$11,027
Jun-2024	$24,184	$33,521	$11,626

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund	15.56%	8.57%	9.23%
S&P 500® Index	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,533,549,663
  Number of Portfolio Holdings262
  Advisory Fee $116,015,653
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.6%
Money Market Funds	6.6%
U.S. Government & Agencies	40.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.2%
Money Market Funds	6.2%
U.S. Treasury Obligations	38.2%
Equity	49.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	16.0%
United States Treasury Note, 2.375%, 08/15/24	15.9%
iShares Russell 1000 ETF	6.4%
United States Treasury Note, 2.000%, 02/15/25	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Millburn Hedge Strategy Fund - Class I (MBXIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MBXIX

Catalyst/Warrington Strategic Program Fund

Class A (CWXAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$230	2.30%

How did the Fund perform during the reporting period?

Warrington boasts a rich history in managing options that dates back to January 1997, and it brings this wealth of experience to the Fund. The Strategic Program, rooted in Warrington’s inception, has won the Pinnacle Award for the Best Options Strategy in the five-year category twice, in 2017 and 2019. This esteemed accolade underscores Warrington’s ability to generate profits across diverse environments while simultaneously managing market risks.

Despite witnessing a multitude of robust rallies and declines during the previous fiscal year, Warrington achieved a gain of approximately +3.42% (Class A - without load) through the end of June 2024. The Fund successfully navigated a multitude of economic and geopolitical challenges throughout the year.

At the end of 2023, the market was pricing in multiple interest rate cuts—potentially as many as six 0.25% cuts in 2024. This optimism seemed to buoy markets in the final quarter of 2023 after several months of general weakness. However, the Federal Reserve communicated their reluctance to cut rates, and through the first half of 2024, no rate cuts occurred. While inflation had decreased, policymakers were concerned about the risk of inflation reappearing if they cut rates too aggressively.

Despite less-than-ideal volatility trends, the Fund was able to deliver a good net return. The VIX plummeted to multi-year lows, back to its pre-2020 trading range. Nevertheless, we persistently observe a robust demand for very deep out-of-the-money put options, enabling us to engage in attractive spread trades. In the context of this unprecedented market environment, we consider the Fund's performance over the reporting period to be commendable.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Warrington Strategic Program Fund
Catalyst/Warrington Strategic Program Fund - with load
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$9,766
$9,202
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst/Warrington Strategic Program Fund	Catalyst/Warrington Strategic Program Fund - with load	S&P 500® Index
06/30/14	$10,000	$9,423	$10,000
06/30/15	$10,183	$9,595	$10,742
06/30/16	$10,834	$10,208	$11,171
06/30/17	$9,059	$8,536	$13,170
06/30/18	$8,490	$8,000	$15,064
06/30/19	$8,270	$7,792	$16,633
06/30/20	$8,017	$7,554	$17,881
06/30/21	$8,396	$7,911	$25,175
06/30/22	$9,174	$8,645	$22,503
06/30/23	$9,443	$8,898	$26,912
06/30/24	$9,766	$9,202	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund
Without Load	3.42%	3.38%	- 0.24%
With Load	- 2.50%	2.16%	- 0.83%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$102,785,647
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$1,887,026
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	47.9%
Purchased Options	0.1%
U.S. Government & Agencies	52.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
48.0%
Money Market Funds
44.2%
Other Assets in Excess of Liabilities
7.8%

Value	Value
Other Assets in Excess of Liabilities	7.8%
Money Market Funds	44.2%
U.S. Treasury Obligations	48.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.011%, 07/25/24	19.4%
United States Treasury Bill, 5.116%, 10/03/24	14.4%
United States Treasury Bill, 5.082%, 12/26/24	14.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Warrington Strategic Program Fund - Class A (CWXAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CWXAX

Catalyst/Warrington Strategic Program Fund

Class C (CWXCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$305	3.05%

How did the Fund perform during the reporting period?

Warrington boasts a rich history in managing options that dates back to January 1997, and it brings this wealth of experience to the Fund. The Strategic Program, rooted in Warrington’s inception, has won the Pinnacle Award for the Best Options Strategy in the five-year category twice, in 2017 and 2019. This esteemed accolade underscores Warrington’s ability to generate profits across diverse environments while simultaneously managing market risks.

Despite witnessing a multitude of robust rallies and declines during the previous fiscal year, Warrington achieved a gain of approximately +2.64% (Class C) through the end of June 2024. The Fund successfully navigated a multitude of economic and geopolitical challenges throughout the year.

At the end of 2023, the market was pricing in multiple interest rate cuts—potentially as many as six 0.25% cuts in 2024. This optimism seemed to buoy markets in the final quarter of 2023 after several months of general weakness. However, the Federal Reserve communicated their reluctance to cut rates, and through the first half of 2024, no rate cuts occurred. While inflation had decreased, policymakers were concerned about the risk of inflation reappearing if they cut rates too aggressively.

Despite less-than-ideal volatility trends, the Fund was able to deliver a good net return. The VIX plummeted to multi-year lows, back to its pre-2020 trading range. Nevertheless, we persistently observe a robust demand for very deep out-of-the-money put options, enabling us to engage in attractive spread trades. In the context of this unprecedented market environment, we consider the Fund's performance over the reporting period to be commendable.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Warrington Strategic Program Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$9,063
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/Warrington Strategic Program Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,100	$10,742
Jun-2016	$10,679	$11,171
Jun-2017	$8,861	$13,170
Jun-2018	$8,235	$15,064
Jun-2019	$7,959	$16,633
Jun-2020	$7,662	$17,881
Jun-2021	$7,970	$25,175
Jun-2022	$8,638	$22,503
Jun-2023	$8,829	$26,912
Jun-2024	$9,063	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund	2.64%	2.63%	- 0.98%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$102,785,647
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$1,887,026
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	47.9%
Purchased Options	0.1%
U.S. Government & Agencies	52.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Money Market Funds	44.2%
U.S. Treasury Obligations	48.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.011%, 07/25/24	19.4%
United States Treasury Bill, 5.116%, 10/03/24	14.4%
United States Treasury Bill, 5.082%, 12/26/24	14.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Warrington Strategic Program Fund - Class C (CWXCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CWXCX

Catalyst/Warrington Strategic Program Fund

Class I (CWXIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$205	2.05%

How did the Fund perform during the reporting period?

Warrington boasts a rich history in managing options that dates back to January 1997, and it brings this wealth of experience to the Fund. The Strategic Program, rooted in Warrington’s inception, has won the Pinnacle Award for the Best Options Strategy in the five-year category twice, in 2017 and 2019. This esteemed accolade underscores Warrington’s ability to generate profits across diverse environments while simultaneously managing market risks.

Despite witnessing a multitude of robust rallies and declines during the previous fiscal year, Warrington achieved a gain of approximately +3.72% (Class I) through the end of June 2024. The Fund successfully navigated a multitude of economic and geopolitical challenges throughout the year.

At the end of 2023, the market was pricing in multiple interest rate cuts—potentially as many as six 0.25% cuts in 2024. This optimism seemed to buoy markets in the final quarter of 2023 after several months of general weakness. However, the Federal Reserve communicated their reluctance to cut rates, and through the first half of 2024, no rate cuts occurred. While inflation had decreased, policymakers were concerned about the risk of inflation reappearing if they cut rates too aggressively.

Despite less-than-ideal volatility trends, the Fund was able to deliver a good net return. The VIX plummeted to multi-year lows, back to its pre-2020 trading range. Nevertheless, we persistently observe a robust demand for very deep out-of-the-money put options, enabling us to engage in attractive spread trades. In the context of this unprecedented market environment, we consider the Fund's performance over the reporting period to be commendable.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Warrington Strategic Program Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$10,020
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/Warrington Strategic Program Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,202	$10,742
Jun-2016	$10,889	$11,171
Jun-2017	$9,129	$13,170
Jun-2018	$8,572	$15,064
Jun-2019	$8,373	$16,633
Jun-2020	$8,132	$17,881
Jun-2021	$8,541	$25,175
Jun-2022	$9,359	$22,503
Jun-2023	$9,660	$26,912
Jun-2024	$10,020	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund	3.72%	3.66%	0.02%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$102,785,647
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$1,887,026
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	47.9%
Purchased Options	0.1%
U.S. Government & Agencies	52.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Money Market Funds	44.2%
U.S. Treasury Obligations	48.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.011%, 07/25/24	19.4%
United States Treasury Bill, 5.116%, 10/03/24	14.4%
United States Treasury Bill, 5.082%, 12/26/24	14.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Warrington Strategic Program Fund - Class I (CWXIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CWXIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024        $206,379

2023        $103,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024        $24,667

2023        $22,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

FINANCIAL STATEMENTS

Catalyst/Millburn Dynamic Commodity Strategy Fund
(DCXAX, DCXCX, DCXIX)
Catalyst/Warrington Strategic Program Fund
(CWXAX, CWXCX, CWXIX)
Catalyst Systematic Alpha Fund
(ATRAX, ATRCX, ATRFX)
Catalyst/Aspect Enhanced Multi-Asset Fund
(CASAX, CASCX, CASIX)
Catalyst Nasdaq-100 Hedged Equity Fund
(CLPAX, CLPCX, CLPFX)
Catalyst/Millburn Hedge Strategy Fund
(MBXAX, MBXCX, MBXIX)
Catalyst Buffered Shield Fund
(SHIEX, SHINX, SHIIX)

June 30, 2024

Mutual Fund Series Trust

CATALYST FUNDS
FINANCIAL STATEMENTS
TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 40
Statements of Operations	Page 42
Statements of Changes in Net Assets	Page 44
Financial Highlights	Page 48
Notes to Financial Statements	Page 62
Report of Independent Registered Public Accounting Firm	Page 83
Supplemental Information	Page 85

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4%
	AEROSPACE & DEFENSE - 0.1%
211	Hexcel Corporation	$13,177

	ASSET MANAGEMENT - 0.1%
343	HA Sustainable Infrastructure Capital, Inc.	10,153

	AUTOMOTIVE - 1.0%
6,714	Sumitomo Electric Industries Ltd.	104,446

	BEVERAGES - 0.2%
2,097	Treasury Wine Estates Ltd.	17,400

	BIOTECH & PHARMA - 0.3%
385	Bayer A.G.	10,880
572	Elanco Animal Health, Inc.(a)	8,254
84	Zoetis, Inc.	14,562
		33,696
	CHEMICALS - 3.9%
270	Air Products and Chemicals, Inc.	69,673
103	Balchem Corporation	15,857
182	CF Industries Holdings, Inc.	13,490
265	Corteva, Inc.	14,294
191	Ecolab, Inc.	45,457
174	FMC Corporation	10,014
8,462	Ganfeng Lithium Group Company Ltd.	16,493
6,498	Incitec Pivot Ltd.	12,570
799	K+S A.G.	10,763
230	Linde PLC	100,925
306	Mosaic Company (The)	8,843
196	Nutrien Ltd.	9,978
6,692	Tianqi Lithium Corporation	19,196
3,628	Toray Industries, Inc.	17,174
1,565	Tronox Holdings PLC	24,555
374	Yara International ASA	10,776
		400,058

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.3%
487	ABM Industries, Inc.	$24,628
253	Casella Waste Systems, Inc.(a)	25,103
118	Clean Harbors, Inc.(a)	26,686
639	GFL Environmental, Inc.	24,884
1,774	PureCycle Technologies, Inc.(a)	10,502
1,753	Radius Recycling, Inc.	26,768
218	Republic Services, Inc.	42,365
323	Stericycle, Inc.(a)	18,776
196	Waste Management, Inc.	41,815
		241,527
	CONSTRUCTION MATERIALS - 0.2%
66	Advanced Drainage Systems, Inc.	10,586
86	Owens Corning	14,940
		25,526
	CONTAINERS & PACKAGING - 1.1%
1,436	Billerud Aktiebolag	13,294
393	International Paper Company	16,958
975	Mondi PLC	18,716
33,826	Nine Dragons Paper Holdings Ltd.(a)	14,078
8,313	Oji Holdings Corporation	32,803
364	Westrock Company	18,295
		114,144
	DIVERSIFIED INDUSTRIALS - 0.3%
124	General Electric Company	19,712
160	Pentair PLC	12,267
		31,979
	ELEC & GAS MARKETING & TRADING - 0.1%
144	Orsted A/S(a)	7,664

	ELECTRIC UTILITIES - 5.6%
305	Alliant Energy Corporation	15,525
2,639	Altus Power, Inc.(a)	10,345
99	BKW A.G.	15,792
396	Boralex, Inc.	9,699

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4% (Continued)
	ELECTRIC UTILITIES - 5.6% (Continued)
47,780	China Datang Corp Renewable Power Company Ltd.	$12,360
11,436	China Longyuan Power Group Corp Ltd., H Shares	10,281
647	Dominion Energy, Inc.	31,703
167	Duke Energy Corporation	16,738
2,690	EDP - Energias de Portugal S.A.	10,083
568	EDP Renovaveis S.A.	7,940
2,572	Endesa S.A.	48,312
1,813	Enel SpA	12,612
829	Engie S.A.	11,842
364	Entergy Corporation	38,948
407	ERG SpA	10,220
1,996	Fortum OYJ	29,186
1,055	Iberdrola S.A.	13,692
1,228	Innergex Renewable Energy, Inc.	9,182
2,962	Kyushu Electric Power Company, Inc.	30,510
773	Neoen S.A.	31,185
170	NextEra Energy, Inc.	12,038
595	Northland Power, Inc.	10,228
2,186	PG&E Corporation	38,168
1,246	PNM Resources, Inc.	46,052
553	Public Service Enterprise Group, Inc.	40,756
2,462	RENOVA, Inc.(a)	15,213
300	RWE A.G.	10,268
1,084	Solaria Energia y Medio Ambiente S.A.(a)	13,435
536	SSE PLC	12,125
968	West Holdings Corporation	15,681
		590,119
	ELECTRICAL EQUIPMENT - 4.5%
179	A O Smith Corporation	14,639
82	Badger Meter, Inc.	15,281
1,811	Bloom Energy Corporation, Class A(a)	22,167
464	BWX Technologies, Inc.	44,080
3,192	Furukawa Electric Company Ltd.	80,839
106	Itron, Inc.(a)	10,490

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4% (Continued)
	ELECTRICAL EQUIPMENT - 4.5% (Continued)
680	Nexans S.A.	$74,957
915	NKT A/S(a)	80,093
1,745	Prysmian SpA	108,083
322	Siemens Energy A.G.(a)	8,385
66	Watts Water Technologies, Inc., Class A	12,102
		471,116
	ENGINEERING & CONSTRUCTION - 0.9%
76	Acciona S.A.	8,980
172	Arcosa, Inc.	14,347
256	Montrose Environmental Group, Inc.(a)	11,407
213	Stantec, Inc.	17,830
179	Tetra Tech, Inc.	36,602
		89,166
	FOOD - 2.2%
232	Bakkafrost P/F	11,778
810	Beyond Meat, Inc.(a)	5,435
7,185	China Mengniu Dairy Company Ltd.	12,881
726	Darling Ingredients, Inc.(a)	26,681
2,869	Leroy Seafood Group ASA	11,625
1,370	Maruha Nichiro Corporation	26,887
776	Mowi ASA	12,916
1,086	NH Foods Ltd.	32,473
4,979	Nissui Corporation	26,705
609	Pilgrim’s Pride Corporation(a)	23,440
227	Salmar ASA	11,950
374	Tyson Foods, Inc., Class A	21,370
		224,141
	FORESTRY, PAPER & WOOD PRODUCTS - 2.3%
4,223	Altri SGPS S.A.	24,361
1,216	Canfor Corporation(a)	12,896
4,388	Daio Paper Corporation	24,282
470	Holmen A.B.	18,504
5,898	Navigator Company S.A. (The)	24,552
3,439	Nippon Paper Industries Company Ltd.	20,523

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 2.3% (Continued)
366	Stella-Jones, Inc.	$23,880
1,225	Stora Enso OYJ, R Shares	16,738
1,157	Svenska Cellulosa A.B. SCA	17,093
263	Sylvamo Corporation	18,042
591	UPM-Kymmene OYJ	20,652
231	West Fraser Timber Company Ltd.	17,739
		239,262
	GAS & WATER UTILITIES - 1.3%
221	American States Water Company	16,038
117	American Water Works Company, Inc.	15,112
921	Aris Water Solutions, Inc., Class A	14,432
316	California Water Service Group	15,323
32,887	China Suntien Green Energy Corp Ltd., H Shares	14,908
417	Essential Utilities, Inc.	15,567
220	Middlesex Water Company	11,497
285	SJW Group	15,453
456	York Water Company (The)	16,913
		135,243
	INDUSTRIAL INTERMEDIATE PROD - 0.6%
377	Gibraltar Industries, Inc.(a)	25,843
239	Mueller Industries, Inc.	13,609
533	SKF A.B., B Shares	10,703
50	Valmont Industries, Inc.	13,723
		63,878
	INSTITUTIONAL FINANCIAL SERVICES - 5.3%
925	Cboe Global Markets, Inc.	157,306
730	CME Group, Inc.	143,518
2,942	Hong Kong Exchanges & Clearing Ltd.	94,261
1,127	Intercontinental Exchange, Inc.	154,275
		549,360
	MACHINERY - 2.7%
114	AGCO Corporation	11,158
37	Bucher Industries A.G.	14,910
709	CECO Environmental Corporation(a)	20,455

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4% (Continued)
	MACHINERY - 2.7% (Continued)
40	Deere & Company	$14,945
398	Donaldson Company, Inc.	28,481
1,787	Energy Recovery, Inc.(a)	23,749
148	Franklin Electric Company, Inc.	14,255
355	Gorman-Rupp Company (The)	13,032
80	IDEX Corporation	16,096
1,161	Kubota Corporation	16,239
117	Lindsay Corporation	14,377
699	Mueller Water Products, Inc.	12,526
219	Tennant Company	21,558
347	Toro Company (The)	32,448
104	Xylem, Inc.	14,106
413	Zurn Elkay Water Solutions Corporation	12,142
		280,477
	MEDICAL EQUIPMENT & DEVICES - 0.6%
68	Danaher Corporation	16,990
699	Neogen Corporation(a)	10,925
107	STERIS PLC	23,491
45	Waters Corporation(a)	13,055
		64,461
	METALS & MINING - 3.1%
6,313	Boss Energy Ltd.(a)	17,391
487	Cameco Corporation	23,958
988	Cleveland-Cliffs, Inc.(a)	15,205
2,932	Energy Fuels, Inc.(a)	17,765
213	Eramet S.A.	21,483
5,293	Iluka Resources Ltd.	23,125
19,296	Liontown Resources Ltd.(a)	11,648
5,904	Lynas Rare Earths Ltd.(a)	23,353
1,358	MP Materials Corporation(a)	17,287
2,983	NexGen Energy Ltd.(a)	20,799
1,324	Piedmont Lithium, Inc.(a)	13,214
9,889	Pilbara Minerals Ltd.	20,250
2,554	SunCoke Energy, Inc.	25,029

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4% (Continued)
	METALS & MINING - 3.1% (Continued)
3,329	Uranium Energy Corporation(a)	$20,007
325	Warrior Met Coal, Inc.	20,400
4,069	Yellow Cake PLC(a)	29,937
		320,851
	RENEWABLE ENERGY - 2.0%
674	Array Technologies, Inc.(a)	6,915
856	Atlantica Sustainable Infrastructure PLC	18,789
505	Canadian Solar, Inc.(a)	7,449
842	Encavis A.G.(a)	15,243
85	Enphase Energy, Inc.(a)	8,475
51	First Solar, Inc.(a)	11,498
25,364	FuelCell Energy, Inc.(a)	16,203
36,582	NEL ASA(a)	19,195
622	Nordex S.E.(a)	7,623
7,050	Plug Power, Inc.(a)	16,427
1,257	Shoals Technologies Group, Inc., Class A(a)	7,844
236	SMA Solar Technology A.G.	6,664
183	SolarEdge Technologies, Inc.(a)	4,623
1,422	Sunnova Energy International, Inc.(a)	7,935
2,534	SunPower Corporation(a)	7,501
587	Sunrun, Inc.(a)	6,962
1,201	TPI Composites, Inc.(a)	4,792
366	Vestas Wind Systems A/S(a)	8,476
24,277	Xinjiang Goldwind Science & Technology Company Ltd.	9,886
11,982	Xinte Energy Company Ltd., H Shares(a)	12,428
17,786	Xinyi Solar Holdings Ltd.	8,951
		213,879
	SOFTWARE - 0.2%
39	Roper Technologies, Inc.	21,982

	SPECIALTY REIT - 3.4%
15,723	Farmland Partners, Inc.	181,287
12,757	Gladstone Land Corporation	174,643
		355,930

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4% (Continued)
	STEEL - 2.1%
379	ATI, Inc.(a)	$21,016
193	Carpenter Technology Corporation	21,149
453	Commercial Metals Company	24,910
933	Metallus, Inc.(a)	18,912
141	Nucor Corporation	22,289
110	Reliance, Inc.	31,416
724	Ryerson Holding Corporation	14,118
181	Steel Dynamics, Inc.	23,440
477	United States Steel Corporation	18,031
501	Worthington Enterprises, Inc.	23,712
		218,993
	TECHNOLOGY HARDWARE - 0.1%
5,760	Flat Glass Group Company Ltd.	8,483

	TIMBER REIT - 0.6%
492	PotlatchDeltic Corporation	19,380
703	Rayonier, Inc.	20,450
742	Weyerhaeuser Company	21,065
		60,895
	WHOLESALE - CONSUMER STAPLES - 0.3%
256	Archer-Daniels-Midland Company	15,475
195	Bunge Global S.A.	20,820
		36,295

	TOTAL COMMON STOCKS (Cost $4,777,451)	4,944,301

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 19.8%
	U.S. TREASURY NOTES — 19.8%
662,000	United States Treasury Note	2.3750	08/15/24	659,496
787,000	United States Treasury Note	2.2500	11/15/24	777,914
650,000	United States Treasury Note	1.5000	02/15/25	634,836

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,073,776)			2,072,246

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 21.7%
	MONEY MARKET FUNDS - 21.7%
2,272,653	First American Treasury Obligations Fund, Class X, 5.21% (b),(c) (Cost $2,272,653)	$2,272,653

	TOTAL INVESTMENTS - 88.9% (Cost $9,123,880)	$9,289,200
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.1%	1,161,442
	NET ASSETS - 100.0%	$10,450,642

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
2	CME Lean Hogs Future(c)	08/15/2024	$71,600	$(350)
3	CME Live Cattle Future(c)	08/30/2024	222,510	2,790
7	COMEX Copper Future(c)	09/27/2024	768,513	(3,438)
5	COMEX Gold 100 Troy Ounces Future(c)	08/28/2024	1,169,800	(690)
3	COMEX Silver Future(c)	09/27/2024	443,400	(1,225)
14	ICE Brent Crude Oil Future(c)	07/31/2024	1,190,000	25,790
3	ICE Gas Oil Future(c)	08/12/2024	235,200	(2,550)
2	LME Lead Future(c)	09/17/2024	111,453	2,300
14	LME Primary Aluminum Future(c)	09/17/2024	883,245	(6,839)
8	LME Zinc Future(c)	09/17/2024	587,094	16,102
3	NYBOT CSC C Coffee Future(c)	09/18/2024	255,150	2,925
2	NYBOT CSC Cocoa Future(c)	09/13/2024	154,620	(25,280)
2	NYMEX Henry Hub Natural Gas Futures(c)	09/26/2024	53,840	(2,610)
16	NYMEX Light Sweet Crude Oil Future(c)	07/22/2024	1,304,640	88,530
6	NYMEX Platinum Future(c)	10/30/2024	304,230	400
4	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future(c)	07/31/2024	420,252	18,367
	TOTAL LONG FUTURES CONTRACTS			$114,222

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
7	CBOT Corn Future(c)	12/13/2024	$147,263	$15,187
4	CBOT Soybean Future(c)	11/14/2024	220,800	5,150

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts (Continued)	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
3	CBOT Soybean Oil Future(c)	12/13/2024	$78,822	$666
4	CBOT Wheat Future(c)	09/13/2024	114,700	(2,312)
2	KCBT Hard Red Winter Wheat Future(c)	09/16/2024	58,625	25
2	LME Nickel Future(c)	09/17/2024	207,273	(172)
1	NYBOT CTN Number 2 Cotton Future(c)	12/09/2024	36,345	(390)
	TOTAL SHORT FUTURES CONTRACTS			$18,154

	TOTAL FUTURES CONTRACTS			$132,376

A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

A/S	- AnonimSirketi

Ltd.	- Limited Company

OYJ	- Julkinenosakeyhtiö

PLC	- PublicLimited Company

REIT	- RealEstate Investment Trust

S.A.	- SociétéAnonyme

S.E.	- SocietasEuropea

SpA.	- Societàper azion

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	All or a portion of this investment is a holding of the CHCSF Fund Ltd.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affect the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 48.0%
	U.S. TREASURY BILLS — 48.0%
20,000,000	United States Treasury Bill(a)(d)	5.0112	07/25/24	$19,930,401
15,000,000	United States Treasury Bill(a)	5.1156	10/03/24	14,797,508
15,000,000	United States Treasury Bill(a)(d)	5.0815	12/26/24	14,621,008
				49,348,917
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,372,875)			49,348,917

Shares
	SHORT-TERM INVESTMENTS - 44.2%
	MONEY MARKET FUNDS - 44.2%
45,413,096	First American Treasury Obligations Fund, Class X, 5.21%(b)	45,413,096

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,413,096)	45,413,096

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
600	S&P Emini Future, Maturing September 2024	ADM	07/08/2024	$5,225	$156,750,000	$19,500
300	S&P Emini Future, Maturing September 2024	FCS	07/08/2024	5,225	78,375,000	9,750
300	S&P Emini Future, Maturing September 2024	ADM	07/08/2024	5,380	80,700,000	42,000
150	S&P Emini Future, Maturing September 2024	FCS	07/08/2024	5,380	40,350,000	21,000
600	S&P Emini Future, Maturing September 2024	ADM	07/05/2024	5,125	153,750,000	9,000
300	S&P Emini Future, Maturing September 2024	FCS	07/05/2024	5,125	76,875,000	4,500
300	S&P Emini Future, Maturing September 2024	ADM	07/05/2024	5,325	79,875,000	11,250
150	S&P Emini Future, Maturing September 2024	FCS	07/05/2024	5,325	39,937,500	5,625
2,400	S&P Emini Future, Maturing September 2024	ADM	07/02/2024	4,800	576,000,000	6,000
800	S&P Emini Future, Maturing September 2024	FCS	07/02/2024	4,800	192,000,000	2,000
600	S&P Emini Future, Maturing September 2024	ADM	07/02/2024	5,170	155,100,000	6,000
300	S&P Emini Future, Maturing September 2024	FCS	07/02/2024	5,170	77,550,000	3,000
300	S&P Emini Future, Maturing September 2024	ADM	07/02/2024	5,350	80,250,000	4,500
150	S&P Emini Future, Maturing September 2024	FCS	07/02/2024	5,350	40,125,000	2,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $348,875)					146,375

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $348,875)					146,375

	TOTAL INVESTMENTS - 92.3% (Cost $95,134,846)					$94,908,388
	PUT OPTIONS WRITTEN – (0.1)% (Premiums received - $326,250)					(123,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.8%					8,001,009
	NET ASSETS - 100.0%					$102,785,647

The accompanying notes are an integral part of these financial statements.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%
	PUT OPTIONS WRITTEN - 0.1%
1,200	S&P Emini Future, Maturing September 2024	ADM	07/08/2024	$4,925	$295,500,000	$18,000
600	S&P Emini Future, Maturing September 2024	FCS	07/08/2024	4,925	147,750,000	9,000
600	S&P Emini Future, Maturing September 2024	ADM	07/08/2024	5,300	159,000,000	31,500
300	S&P Emini Future, Maturing September 2024	FCS	07/08/2024	5,300	79,500,000	15,750
1,200	S&P Emini Future, Maturing September 2024	ADM	07/05/2024	4,825	289,500,000	12,000
600	S&P Emini Future, Maturing September 2024	FCS	07/05/2024	4,825	144,750,000	6,000
600	S&P Emini Future, Maturing September 2024	ADM	07/05/2024	5,225	156,750,000	12,000
300	S&P Emini Future, Maturing September 2024	FCS	07/05/2024	5,225	78,375,000	6,000
1,200	S&P Emini Future, Maturing September 2024	ADM	07/02/2024	4,870	292,200,000	3,000
600	S&P Emini Future, Maturing September 2024	FCS	07/02/2024	4,870	146,100,000	1,500
600	S&P Emini Future, Maturing September 2024	ADM	07/02/2024	5,260	157,800,000	6,000
300	S&P Emini Future, Maturing September 2024	FCS	07/02/2024	5,260	78,900,000	3,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $326,250)					123,750

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $326,250)					$123,750

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	Each contract is equivalent to one futures contract.

(d)	All or a portion held as collateral for options.

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 4.4%
	FIXED INCOME - 4.4%
265,046	Catalyst International Income Opportunities Fund(a)	$30,120,596

	TOTAL OPEN END FUNDS (Cost $30,000,000)	30,120,596

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 0.1%
	ASSET MANAGEMENT — 0.1%
225,000	New Mountain Finance Corporation	7.5000	10/15/25	227,672

	SPECIALTY FINANCE — 0.0%(b)
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	216,000

	TOTAL CONVERTIBLE BONDS (Cost $424,260)			443,672

	CORPORATE BONDS — 58.5%
	AEROSPACE & DEFENSE — 4.3%
30,000,000	RTX Corporation	3.9500	08/16/25	29,496,943

	BEVERAGES — 4.0%
28,000,000	Constellation Brands, Inc.	5.0000	02/02/26	27,941,577

	BIOTECH & PHARMA — 4.4%
25,000,000	AbbVie, Inc.	3.8000	03/15/25	24,695,751
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,320,561
				31,016,312

	CHEMICALS — 0.7%
5,000,000	DuPont de Nemours, Inc.	4.4930	11/15/25	4,931,471

	E-COMMERCE DISCRETIONARY — 1.2%
8,291,000	Amazon.com, Inc.	4.7000	11/29/24	8,265,358

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 58.5% (Continued)
	FOOD — 4.2%
30,000,000	Kraft Heinz Foods Company	3.0000	06/01/26	$28,743,931

	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
800,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	787,205

	INTERNET MEDIA & SERVICES — 4.6%
32,000,000	VeriSign, Inc.	5.2500	04/01/25	31,918,253

	LEISURE FACILITIES & SERVICES — 4.2%
30,000,000	McDonald’s Corporation Series MTN	3.7000	01/30/26	29,326,314

	MEDICAL EQUIPMENT & DEVICES — 1.9%
13,000,000	Thermo Fisher Scientific, Inc.	1.2150	10/18/24	12,833,122

	RETAIL - DISCRETIONARY — 4.7%
27,700,000	Lowe’s Companies, Inc.	4.4000	09/08/25	27,350,600
1,300,000	Lowe’s Companies, Inc.	4.8000	04/01/26	1,289,764
3,500,000	Ross Stores, Inc.	3.3750	09/15/24	3,480,671
				32,121,035
	SEMICONDUCTORS — 4.3%
30,000,000	Intel Corporation	4.8750	02/10/26	29,832,672

	SOFTWARE — 9.4%
32,690,000	Microsoft Corporation	2.7000	02/12/25	32,160,151
33,030,000	Oracle Corporation	2.9500	05/15/25	32,285,817
				64,445,968
	TECHNOLOGY HARDWARE — 3.0%
20,756,000	Apple, Inc.	2.5000	02/09/25	20,408,109

	TECHNOLOGY SERVICES — 7.5%
23,000,000	Equifax, Inc.	2.6000	12/01/24	22,699,162
30,000,000	International Business Machines Corporation	3.3000	05/15/26	29,002,814
				51,701,976
	TOTAL CORPORATE BONDS (Cost $404,509,379)			403,770,246

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 29.1%
	U.S. TREASURY BILLS — 29.1%
7,000,000	United States Treasury Bill(c)(d)(f)	4.7546	07/11/24	$6,989,831
9,000,000	United States Treasury Bill(c)(d)(f)	5.0930	08/08/24	8,950,343
5,000,000	United States Treasury Bill(c)(d)(f)	5.1298	09/05/24	4,952,265
13,000,000	United States Treasury Bill(c)(d)(f)	5.1156	10/03/24	12,824,507
5,000,000	United States Treasury Bill(c)(d)(f)	5.1230	10/31/24	4,912,482
20,000,000	United States Treasury Bill(c)(d)(f)	5.0813	11/29/24	19,570,908
41,000,000	United States Treasury Bill(c)(d)(f)	5.0815	12/26/24	39,964,090
10,000,000	United States Treasury Bill(d)	4.8788	01/23/25	9,719,468
24,100,000	United States Treasury Bill(c)(d)(f)	4.9339	02/20/25	23,323,799
20,000,000	United States Treasury Bill(c)(d)(f)	4.9190	03/20/25	19,281,274
10,000,000	United States Treasury Bill(c)(d)(f)	4.8863	04/17/25	9,605,023
33,000,000	United States Treasury Bill(c)(d)(f)	4.8672	05/15/25	31,576,752
10,000,000	United States Treasury Bill(c)(d)(f)	4.8410	06/12/25	9,533,380
				201,204,122
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $201,442,359)			201,204,122

Shares
	SHORT-TERM INVESTMENTS — 5.7%
	MONEY MARKET FUNDS - 5.7%
39,580,510	First American Treasury Obligations Fund, Class X, 5.21%(c)(e)	39,580,510

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,580,510)	39,580,510

	TOTAL INVESTMENTS - 97.8% (Cost $675,956,508)	$675,119,146
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	15,493,980
	NET ASSETS - 100.0%	$690,613,126

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(f)	This security is segregated as Collateral for a Swap Contract.

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

TOTAL RETURN SWAP - 1.5%

The BNP Paribas Catalyst Systematic Alpha Non-Commodities Index (“BCKTSAXE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BCKTSAXE Index is comprised of four rules-based Index components created by BNP Paribas.*

The BNP Paribas Catalyst Systematic Alpha Commodities Index (“BCKTSACE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BCKTSACE Index is comprised of two rules-based Index components created by BNP Paribas.*

The CIBC Multi Asset Systematic Alpha Index (“CIBQMASA”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC.**

			Notional			Pay/Receive Fixed	Upfront	Unrealized
Shares	Reference Entity	Frequency	Amount	Counterparty	Maturity	Rate	Payments	Appreciation
136,387	BNP Paribas Catalyst Systematic Alpha Non-Commodities Index	Monthly	(356,955,392)	BNP Paribas	1/28/2025	0.1500%-0.3000%	—	$3,416,192
136,387	BNP Paribas Catalyst Systematic Alpha Commodities Index +	Monthly	(389,467,032)	BNP Paribas	1/28/2025	0.1500%-0.3000%	—	3,886,375
83,195	CIBC Multi Asset Systematic Alpha Index +	Monthly	(264,346,899)	CIBC	3/31/2025	0.1000%	—	3,199,420
								$10,501,987

+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/

**	Additional information can be found on https://indices.cibccm.com/CIBQMASA/

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.3%
	FIXED INCOME - 39.3%
81,046	iShares Core U.S. Aggregate Bond ETF	$7,867,136

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,973,099)	7,867,136

	SHORT-TERM INVESTMENTS — 42.0%
	MONEY MARKET FUNDS - 42.0%
8,400,643	First American Treasury Obligations Fund, Class X, 5.21%(a)(c)	8,400,643

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,400,643)	8,400,643

	TOTAL INVESTMENTS - 81.3% (Cost $16,373,742)	$16,267,779
	OTHER ASSETS IN EXCESS OF LIABILITIES - 18.7%	3,744,682
	NET ASSETS - 100.0%	$20,012,461

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CME E-Mini NASDAQ 100 Index Future	09/23/2024	$1,195,635	$(1,328)
1	CME E-mini Russell 2000 Index Futures	09/23/2024	103,250	1,785
47	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	12,975,524	44,270
2	CME E-Mini Standard & Poor’s MidCap 400 Index Future	09/23/2024	591,620	5,685
3	CME Live Cattle Future(c)	10/31/2024	221,850	(1,080)
1	CME Live Cattle Future(c)	01/01/2025	74,360	(380)
2	CME Nikkei 225 Index Future	09/13/2024	398,350	3,575
1	Cocoa Future(c)	09/13/2024	80,448	1,640
11	COMEX Copper Future(c)	09/27/2024	1,207,662	(21,275)
6	COMEX Gold 100 Troy Ounces Future(c)	08/28/2024	1,403,760	(48,500)
3	COMEX Silver Future(c)	09/27/2024	443,400	(1,670)
3	E-mini Dow Jones Industrial Average Index Futures	09/23/2024	592,035	4,620
1	Eurex DAX Index Future	09/23/2024	492,849	4,820
9	Eurex EURO STOXX 50 Future	09/23/2024	474,922	(2,671)
2	Euro-BTP Italian Bond Futures	09/09/2024	247,006	(2,598)
4	Euronext CAC 40 Index Future	07/22/2024	321,050	(4,021)
8	FTSE 100 Index Future	09/23/2024	830,470	(2,973)
3	FTSE/MIB Index Future	09/23/2024	536,144	(4,674)
1	STOXX Europe 600 ESG-X Future	09/23/2024	20,546	44
11	HKG Hang Seng China Enterprises Index Future	07/31/2024	441,253	(2,445)

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	HKG Hang Seng Index Future	07/31/2024	$225,765	$(4,405)
3	ICE Brent Crude Oil Future(c)	07/31/2024	255,000	9,470
1	ICE Brent Crude Oil Future(c)	08/30/2024	84,190	5,980
1	ICE Gas Oil Future(c)	08/12/2024	78,400	(125)
2	ICE US mini MSCI EAFE Index Futures	09/23/2024	234,320	1,430
8	ICE US MSCI Emerging Markets EM Index Futures	09/23/2024	435,280	992
7	IFSC NIFTY 50 Index Futures	07/26/2024	337,953	5,439
2	LME Copper Future(c)	09/17/2024	479,608	(29,638)
3	LME Primary Aluminum Future(c)	09/17/2024	189,267	(14,301)
4	LME Zinc Future(c)	09/17/2024	293,547	(10,018)
3	Long Gilt Future	09/27/2024	370,018	(4,572)
1	Montreal Exchange 10 Year Canadian Bond Future	09/19/2024	87,757	(1,111)
2	Montreal Exchange S&P/TSX 60 Index Future	09/20/2024	383,128	3,723
5	NYBOT CSC C Coffee Future(c)	09/18/2024	425,249	10,968
3	NYBOT CSC C Coffee Future(c)	12/19/2024	252,563	(2,250)
2	NYBOT CSC C Coffee Future(c)	03/20/2025	167,138	(787)
2	NYBOT CSC Cocoa Future(c)	09/13/2024	154,620	(18,300)
1	NYBOT CSC Cocoa Future(c)	12/16/2024	65,910	(4,390)
3	NYMEX Light Sweet Crude Oil Future(c)	07/22/2024	244,620	9,750
1	NYMEX Light Sweet Crude Oil Future(c)	08/20/2024	80,640	2,670
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	08/30/2024	103,782	(239)
26	OML Stockholm OMXS30 Index Future	07/22/2024	632,525	278
1	OMXS30 ESG Responsible Index Futures	07/22/2024	23,532	65
1	OSE Platinum Future(c)	06/26/2025	16,085	(62)
2	Robusta Coffee Future 10-Tonne Future(c)	09/25/2024	80,220	(1,930)
2	SAFEX FTSE/JSE Top 40 Index Future	09/20/2024	81,057	(462)
5	SFE S&P ASX Share Price Index 200 Future	09/20/2024	648,012	4,209
30	SGX FTSE China A50 Futures	07/31/2024	357,060	(2,078)
4	SGX FTSE Taiwan Index Futures	07/31/2024	308,600	940
3	SGX MSCI Singapore Index Future	07/31/2024	69,992	1,023
2	SGX Nikkei 225 Stock Index Future	09/13/2024	246,230	2,156
3	Three Month SONIA Index Futures	03/18/2025	903,286	(284)
1	Three Month SONIA Index Futures	09/16/2025	302,391	(427)
2	Three Month SONIA Index Futures	12/16/2025	605,825	(632)
2	Three Month SONIA Index Futures	03/17/2026	606,678	(632)
3	Three Month SONIA Index Futures	06/16/2026	911,013	(1,010)
3	Three Month SONIA Index Futures	09/15/2026	911,819	(1,042)
3	Three Month SONIA Index Futures	12/15/2026	912,435	(1,073)
2	Three Month SONIA Index Futures	03/17/2027	608,606	(806)
4	TSE TOPIX (Tokyo Price Index) Future	09/13/2024	698,843	13,046
9	TurkDEX ISE 30 Futures	08/30/2024	34,149	(125)
	TOTAL LONG FUTURES CONTRACTS			$(55,736)

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
6	3 Month Euro Euribor Future	03/17/2025	$1,557,204	$(473)
1	3 Month Euro Euribor Future	03/16/2026	260,686	(434)
4	3 Month Euro Euribor Future	06/16/2025	1,039,904	(1,183)
2	3 Month Euro Euribor Future	09/15/2025	520,595	(809)
9	3 Month Euro Euribor Future	12/16/2024	2,330,744	1,008
1	3 Month Euro Euribor Future	12/15/2025	260,538	(433)
2	3-Month CORRA Futures	06/17/2025	350,787	576
1	3-Month CORRA Futures	09/17/2025	175,786	28
3	Carbon Emissions Future(c)	12/16/2024	216,829	(4,094)
8	CBOT 10 Year US Treasury Note Future	09/20/2024	879,875	(8,156)
13	CBOT 2 Year US Treasury Note Future	10/01/2024	2,654,844	(6,757)
11	CBOT 5 Year US Treasury Note Future	10/01/2024	1,172,359	(8,195)
32	CBOT Corn Future(c)	12/13/2024	673,200	60,275
15	CBOT Soybean Future(c)	11/14/2024	828,000	39,213
7	CBOT Soybean Meal Future(c)	12/16/2024	234,850	7,990
11	CBOT Soybean Oil Future(c)	12/13/2024	289,014	9,396
1	CBOT US Treasure Bond Futures	09/20/2024	118,313	(2,907)
5	CBOT Wheat Future(c)	09/13/2024	143,375	4,775
3	CBOT Wheat Future(c)	12/13/2024	89,550	2,975
2	CME Canadian Dollar Currency Future	09/18/2024	146,400	(65)
1	CME Euro Foreign Exchange Currency Future	09/17/2024	134,400	1,788
3	CME Japanese Yen Currency Future	09/17/2024	235,968	4,658
6	CME Lean Hogs Future(c)	08/15/2024	214,800	2,740
5	CME Lean Hogs Future(c)	10/15/2024	151,450	3,870
1	CME Swiss Franc Currency Future	09/17/2024	140,413	381
5	Eurex 10 Year Euro BUND Future	09/09/2024	704,981	(6,453)
23	Eurex 2 Year Euro SCHATZ Future	09/09/2024	2,604,285	(11,860)
2	Eurex 30 Year Euro BUXL Future	09/09/2024	279,036	(7,533)
11	Eurex 5 Year Euro BOBL Future	09/09/2024	1,372,084	(14,104)
11	Euronext Milling Wheat Future(c)	09/10/2024	132,418	4,073
13	EUX Short term Euro-BTP Futures	09/09/2024	1,462,378	(826)
3	French Government Bond Futures	09/09/2024	395,672	1,638
7	KCBT Hard Red Winter Wheat Future(c)	09/16/2024	205,188	10,062
1	LME Nickel Future(c)	09/17/2024	103,637	3,462
3	MGE Red Wheat Future(c)	09/16/2024	91,950	5,200
7	Montreal Exchange 2 Year Canadian Bond Future	09/19/2024	528,910	(1,507)
5	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2025	115,304	(9,027)
12	NYBOT CSC Number 11 World Sugar Future(c)	10/01/2024	272,832	(27,642)
4	NYBOT CTN Number 2 Cotton Future(c)	12/09/2024	145,380	2,205
7	NYMEX Henry Hub Natural Gas Futures(c)	07/29/2024	182,070	12,010
6	NYMEX Henry Hub Natural Gas Futures(c)	08/28/2024	155,880	9,030
1	NYMEX Palladium Future(c)	09/27/2024	97,790	(8,990)
6	SFE 10 Year Australian Bond Future	09/17/2024	454,518	(1,867)
25	SFE 3 Year Australian Bond Future	09/17/2024	1,758,551	2,082
7	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2024	4,617,804	640
2	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2025	1,320,306	609
6	SFE 90 Day Australian Bank Accepted Bills Future	09/12/2024	3,958,215	(1)
1	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2025	660,298	329

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2026	$660,427	$(32)
7	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2025	4,618,705	2,356
4	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2025	2,639,904	593
1	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(c)	09/03/2024	10,635	(55)
22	SGX Mini Japan Government 10 Year Bond Future	09/12/2024	1,951,972	6,081
51	TEF SET50 Index Future	09/30/2024	223,041	361
1	Three Month SONIA Index Futures	06/17/2025	301,775	(63)
1	Three-Month SOFR Futures	03/17/2027	240,725	325
3	Three-Month SOFR Futures	03/17/2026	720,225	(2,350)
10	Three-Month SOFR Futures	03/18/2025	2,378,625	2,125
2	Three-Month SOFR Futures	12/16/2026	481,275	(1,225)
6	Three-Month SOFR Futures	09/16/2025	1,435,275	(2,450)
2	Three-Month SOFR Futures	09/15/2026	481,025	(1,412)
2	Three-Month SOFR Futures	06/16/2026	480,675	413
8	Three-Month SOFR Futures	06/17/2025	1,908,700	2,294
4	Three-Month SOFR Futures	12/16/2025	958,800	(2,025)
2	Ultra U.S. Treasury Bond Futures	09/20/2024	250,688	(4,438)
5	WCE Canola Future(c)	11/15/2024	45,834	1,274
1	White Sugar Future(c)	09/16/2024	28,715	(1,125)
	TOTAL SHORT FUTURES CONTRACTS			$68,344
	TOTAL FUTURES CONTRACTS			$12,608

OPEN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)

To Buy:
Australian Dollar	07/17/2024	Deutsche Bank	500,000	$333,677	$765
Brazilian Real	07/17/2024	Deutsche Bank	271,096	48,393	(1,607)
British Pound	07/17/2024	Deutsche Bank	250,000	316,060	(3,323)
Canadian Dollar	07/17/2024	Deutsche Bank	136,818	100,039	39
Chinese Yuan Offshore	07/17/2024	Deutsche Bank	723,608	99,735	(265)
Columbian Peso	07/17/2024	Deutsche Bank	1,184,849,999	284,728	(15,272)
Indonesia Rupiah	07/17/2024	Deutsche Bank	821,774,999	50,215	215
Israeli Shekel	07/17/2024	Deutsche Bank	185,244	49,101	(899)
Japanese Yen	07/17/2024	Deutsche Bank	7,805,718	48,653	(1,347)
Mexican Peso	07/17/2024	Deutsche Bank	2,777,557	151,409	1,409
New Zealand Dollar	07/17/2024	Deutsche Bank	250,000	152,290	(1,939)
South African Rand	07/17/2024	Deutsche Bank	14,801,176	812,410	12,410
South Korean Won	07/17/2024	Deutsche Bank	138,053,177	100,138	138

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
Swiss Franc	07/17/2024	Deutsche Bank	265,699	$296,395	$(3,605)
Taiwanese Dollar	07/17/2024	Deutsche Bank	1,608,722	49,494	(506)
				$2,892,737	$(13,787)

To Sell:
Australian Dollar	07/17/2024	Deutsche Bank	1,050,000	$700,716	$(2,904)
Brazilian Real	07/17/2024	Deutsche Bank	7,409,330	1,322,633	77,367
British Pound	07/17/2024	Deutsche Bank	600,000	758,544	2,009
Canadian Dollar	07/17/2024	Deutsche Bank	3,015,806	2,205,089	(5,089)
Chilean Peso	07/17/2024	Deutsche Bank	882,446,236	937,583	12,417
Chinese Yuan Offshore	07/17/2024	Deutsche Bank	8,671,394	1,195,181	4,819
Columbian Peso	07/17/2024	Deutsche Bank	1,023,585,745	245,974	4,026
Euro	07/17/2024	Deutsche Bank	2,000,000	2,144,244	17,509
Indonesia Rupiah	07/17/2024	Deutsche Bank	4,062,643,120	248,248	1,752
Israeli Shekel	07/17/2024	Deutsche Bank	1,678,839	444,995	5,005
Japanese Yen	07/17/2024	Deutsche Bank	646,450,068	4,029,322	120,678
Mexican Peso	07/17/2024	Deutsche Bank	2,811,384	153,252	(3,252)
New Zealand Dollar	07/17/2024	Deutsche Bank	750,000	456,870	2,098
Peruvian Sole	07/17/2024	Deutsche Bank	1,135,128	295,967	4,033
Philippine Peso	07/17/2024	Deutsche Bank	11,763,200	201,290	(1,290)
Singapore Dollar	07/17/2024	Deutsche Bank	941,711	695,085	4,915
South African Rand	07/17/2024	Deutsche Bank	3,730,860	204,780	(4,780)
South Korean Won	07/17/2024	Deutsche Bank	1,099,530,549	797,552	2,448
Swiss Franc	07/17/2024	Deutsche Bank	3,024,648	3,374,085	25,915
Taiwanese Dollar	07/17/2024	Deutsche Bank	12,946,859	398,323	1,677
Thailand Baht	07/17/2024	Deutsche Bank	3,645,017	99,320	680
Indian Rupee	07/18/2024	Deutsche Bank	4,180,545	50,106	(106)
				$20,959,159	$269,927

Total					$256,140

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sold	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)

To Buy:	To Sell:
British Pound	Euro	7/17/2024	Deutsche Bank	3,618,020	4,250,000	4,574,047	(4,556,525)	$17,522
Czech Koruna	Euro	7/17/2024	Deutsche Bank	3,704,804	150,000	158,422	(160,818)	(2,396)
Euro	British Pound	7/17/2024	Deutsche Bank	250,000	211,799	268,030	(267,766)	264
Euro	Czech Koruna	7/17/2024	Deutsche Bank	250,000	6,231,247	268,030	(266,455)	1,575
Euro	Hungarian Forints	7/17/2024	Deutsche Bank	800,000	316,657,949	857,696	(858,064)	(368)
Euro	Japanese Yen	7/17/2024	Deutsche Bank	4,550,000	771,571,255	4,878,156	(4,809,210)	68,946
Euro	Norwegian Krone	7/17/2024	Deutsche Bank	400,000	4,581,867	428,848	(429,364)	(516)
Euro	Polish Zloty	7/17/2024	Deutsche Bank	350,000	1,525,209	375,242	(378,855)	(3,613)
Euro	Swedish Krona	7/17/2024	Deutsche Bank	100,000	1,133,145	107,212	(107,024)	188
Euro	Swiss Franc	7/17/2024	Deutsche Bank	2,750,000	2,707,544	2,948,338	(3,020,344)	(72,006)
Hungarian Forints	Euro	7/17/2024	Deutsche Bank	353,108,795	900,000	956,837	(964,912)	(8,075)
Japanese Yen	Euro	7/17/2024	Deutsche Bank	67,420,812	400,000	420,235	(428,848)	(8,613)
Norwegian Krone	Euro	7/17/2024	Deutsche Bank	16,510,303	1,450,000	1,547,175	(1,554,574)	(7,399)
Polish Zloty	Euro	7/17/2024	Deutsche Bank	11,611,688	2,700,000	2,884,295	(2,894,732)	(10,437)
Swedish Krona	Euro	7/17/2024	Deutsche Bank	18,014,368	1,600,000	1,701,438	(1,715,392)	(13,954)
Swiss Franc	Euro	7/17/2024	Deutsche Bank	1,588,812	1,650,000	1,772,359	(1,768,999)	3,360
						$24,146,360	$(24,181,882)	$(35,522)

Total								$220,618

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 76.6%
	ADVERTISING & MARKETING - 0.2%
421	Trade Desk, Inc. (The), Class A(a)	$41,119

	AUTOMOTIVE - 1.9%
1,755	Tesla, Inc.(a)	347,279

	BEVERAGES - 1.9%
446	Coca-Cola Europacific Partners PLC	32,500
1,313	Keurig Dr Pepper, Inc.	43,854
993	Monster Beverage Corporation(a)	49,600
1,329	PepsiCo, Inc.	219,193
		345,147
	BIOTECH & PHARMA - 3.2%
514	Amgen, Inc.(b)	160,598
558	AstraZeneca PLC - ADR	43,518
142	Biogen, Inc.(a)	32,918
1,214	Gilead Sciences, Inc.(b)	83,293
1	GRAIL, Inc.(a)	13
370	Moderna, Inc.(a)	43,938
104	Regeneron Pharmaceuticals, Inc.(a)	109,307
250	Vertex Pharmaceuticals, Inc.(a)	117,180
		590,765
	CABLE & SATELLITE - 1.1%
136	Charter Communications, Inc., Class A(a)(b)	40,659
3,781	Comcast Corporation, Class A(b)	148,063
3,732	Sirius XM Holdings, Inc.(b)	10,562
		199,284
	CHEMICALS - 1.1%
464	Linde PLC	203,608

	COMMERCIAL SUPPORT SERVICES - 0.4%
97	Cintas Corporation	67,925

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 76.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.7%
629	Honeywell International, Inc.	$134,318

	E-COMMERCE DISCRETIONARY - 4.9%
3,840	Amazon.com, Inc.(a)	742,079
47	MercadoLibre, Inc.(a)	77,240
649	PDD Holdings, Inc. - ADR(a)	86,285
		905,604
	ELECTRIC UTILITIES - 0.9%
515	American Electric Power Company, Inc.(b)	45,186
298	Constellation Energy Corporation	59,680
978	Exelon Corporation(b)	33,849
538	Xcel Energy, Inc.	28,735
		167,450
	ENTERTAINMENT CONTENT - 0.4%
259	Electronic Arts, Inc.	36,087
166	Take-Two Interactive Software, Inc.(a)	25,811
2,386	Warner Bros Discovery, Inc.(a)(b)	17,752
		79,650
	FOOD - 0.7%
1,179	Kraft Heinz Company (The)	37,987
1,302	Mondelez International, Inc., Class A	85,203
		123,190
	INDUSTRIAL SUPPORT SERVICES - 0.2%
556	Fastenal Company	34,939

	INTERNET MEDIA & SERVICES - 10.4%
420	Airbnb, Inc., Class A(a)	63,685
2,143	Alphabet, Inc., Class A	390,348
2,050	Alphabet, Inc., Class C(b)	376,011
32	Booking Holdings, Inc.	126,768
362	DoorDash, Inc., Class A(a)(b)	39,378
1,274	Meta Platforms, Inc., Class A	642,376
414	Netflix, Inc.(a)	279,400
		1,917,966

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 76.6% (Continued)
	LEISURE FACILITIES & SERVICES - 0.8%
275	Marriott International, Inc., Class A	$66,487
1,100	Starbucks Corporation	85,635
		152,122
	MEDICAL EQUIPMENT & DEVICES - 1.5%
385	DexCom, Inc.(a)(b)	43,651
439	GE HealthCare Technologies, Inc.(b)	34,207
80	IDEXX Laboratories, Inc.(a)	38,976
153	Illumina, Inc.(a)	15,970
331	Intuitive Surgical, Inc.(a)	147,246
		280,050
	OIL & GAS PRODUCERS - 0.2%
172	Diamondback Energy, Inc.	34,433

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
952	Baker Hughes Company	33,482

	RETAIL - CONSUMER STAPLES - 2.1%
425	Costco Wholesale Corporation	361,246
214	Dollar Tree, Inc.(a)(b)	22,849
834	Walgreens Boots Alliance, Inc.(b)	10,087
		394,182
	RETAIL - DISCRETIONARY - 0.8%
117	Lululemon Athletica, Inc.(a)	34,948
58	O’Reilly Automotive, Inc.(a)	61,252
326	Ross Stores, Inc.	47,374
		143,574
	SEMICONDUCTORS - 19.1%
1,568	Advanced Micro Devices, Inc.(a)	254,345
476	Analog Devices, Inc.	108,652
784	Applied Materials, Inc.	185,016
86	ASML Holding N.V.(b)	87,955
449	Broadcom, Inc.	720,882
528	GLOBALFOUNDRIES, Inc.(a)(b)	26,696
4,090	Intel Corporation	126,667

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 76.6% (Continued)
	SEMICONDUCTORS - 19.1% (Continued)
126	KLA Corporation	$103,888
123	Lam Research Corporation	130,977
829	Marvell Technology, Inc.	57,947
517	Microchip Technology, Inc.	47,306
1,059	Micron Technology, Inc.	139,290
8,653	NVIDIA Corporation	1,068,991
245	NXP Semiconductors N.V.	65,927
414	ON Semiconductor Corporation(a)	28,380
1,075	QUALCOMM, Inc.	214,119
877	Texas Instruments, Inc.	170,603
		3,537,641
	SOFTWARE - 12.6%
429	Adobe, Inc.(a)	238,326
84	ANSYS, Inc.(a)	27,006
151	Atlassian Corporation, Class A(a)	26,709
205	Autodesk, Inc.(a)	50,727
261	Cadence Design Systems, Inc.(a)	80,323
219	Crowdstrike Holdings, Inc., Class A(a)(b)	83,919
295	Datadog, Inc., Class A(a)	38,259
728	Fortinet, Inc.(a)	43,877
268	Intuit, Inc.	176,132
2,755	Microsoft Corporation	1,231,346
72	MongoDB, Inc.(a)(b)	17,997
306	Palo Alto Networks, Inc.(a)	103,737
103	Roper Technologies, Inc.	58,057
147	Synopsys, Inc.(a)(b)	87,474
205	Workday, Inc., Class A(a)	45,830
143	Zscaler, Inc.(a)	27,483
		2,337,202
	TECHNOLOGY HARDWARE - 7.4%
5,664	Apple, Inc.	1,192,952
3,877	Cisco Systems, Inc.	184,196
		1,377,148

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 76.6% (Continued)
	TECHNOLOGY SERVICES - 1.7%
395	Automatic Data Processing, Inc.	$94,283
133	CDW Corporation	29,771
478	Cognizant Technology Solutions Corporation, Class A	32,504
394	CoStar Group, Inc.(a)	29,211
348	Paychex, Inc.(b)	41,259
1,011	PayPal Holdings, Inc.(a)	58,668
137	Verisk Analytics, Inc.	36,928
		322,624
	TELECOMMUNICATIONS - 1.1%
1,128	T-Mobile US, Inc.	198,731

	TRANSPORTATION & LOGISTICS - 0.5%
1,916	CSX Corporation	64,090
210	Old Dominion Freight Line, Inc.	37,086
		101,176
	TRANSPORTATION EQUIPMENT - 0.3%
509	PACCAR, Inc.	52,396

	WHOLESALE - DISCRETIONARY - 0.3%
924	Copart, Inc.(a)	50,044

	TOTAL COMMON STOCKS (Cost $10,574,004)	14,173,049

	EXCHANGE-TRADED FUNDS — 9.0%
	EQUITY - 9.0%
3,490	Invesco QQQ Trust Series 1	1,672,094

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,301,000)

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.0%
	COLLATERAL FOR SECURITIES LOANED - 7.3%
1,344,243	Mount Vernon Liquid Assets Portfolio, LLC, , 5.46% (c),(d) (Cost $1,344,243)	$1,344,243

	MONEY MARKET FUNDS - 9.7%
1,800,705	First American Treasury Obligations Fund, Class X, 5.21% (d) (Cost $1,800,705)	1,800,705

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,144,948)	3,144,948

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 1.9%
	CALL OPTIONS PURCHASED - 0.2%
45	S&P Emini 3rd Week Future	WED	07/19/2024	$5,620	$12,422,700	$33,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $69,000)

	PUT OPTIONS PURCHASED - 1.7%
19	S&P Emini 3rd Week Future	WED	07/19/2024	5,620	5,245,140	107,350
60	S&P 500 Emini Future	WED	08/30/2024	4,800	16,563,600	26,850
72	S&P 500 Emini Future	WED	12/20/2024	4,900	20,104,200	188,100
	TOTAL PUT OPTIONS PURCHASED (Cost - $437,688)					322,300

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $506,688)					356,050

	TOTAL INVESTMENTS - 104.5% (Cost $15,526,640)					$19,346,141
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $149,888)					(92,100)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%					(735,663)
	NET ASSETS - 100.0%					$18,518,378

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.5)%
	PUT OPTIONS WRITTEN - (0.5)%
60	S&P Emini 3rd Week Future	WED	08/16/2024	$4,800	$16,563,600	$17,100
30	S&P 500 Emini Future	WED	03/21/2025	4,550	8,467,875	75,000
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $149,888)					92,100

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024, was $1,308,861.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $1,344,243 at June 30, 2024.

(d)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(e)	Each contract is equivalent to one futures contract.

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.4%
	EQUITY - 49.4%
1,767,305	Dimensional Emerging Core Equity Market ETF	$45,720,180
1,634,033	Dimensional International Core Equity 2 ETF	42,958,728
3,179,964	Dimensional US Core Equity 2 ETF	102,522,039
1,026,944	Dimensional US High Profitability ETF	32,851,939
7,704,512	iShares Core S&P Mid-Cap ETF	450,868,042
2,228,358	iShares Core S&P Small-Cap ETF	237,676,664
760,599	iShares MSCI Australia ETF	18,581,434
665,170	iShares MSCI Brazil ETF	18,179,096
506,584	iShares MSCI Canada ETF	18,789,201
235,268	iShares MSCI France ETF	8,888,425
636,936	iShares MSCI Hong Kong ETF	9,745,121
2,156,192	iShares MSCI India ETF	120,272,390
1,458,705	iShares MSCI Intl Quality Factor ETF	56,962,430
803,739	iShares MSCI Japan ETF	54,847,149
210,546	iShares MSCI Malaysia ETF	4,728,863
323,105	iShares MSCI Mexico ETF	18,290,974
488,193	iShares MSCI Singapore ETF	9,373,306
120,177	iShares MSCI South Africa ETF	5,206,068
291,208	iShares MSCI Spain ETF	9,094,426
483,491	iShares MSCI Switzerland ETF	23,309,101
1,013,944	iShares MSCI Taiwan ETF	54,945,625
83,827	iShares MSCI Thailand ETF	4,548,453
116,779	iShares MSCI Turkey ETF	4,907,054
1,553,053	iShares MSCI United Kingdom ETF	54,170,489
3,658,707	iShares MSCI USA Min Vol Factor ETF	307,185,040
220,357	iShares MSCI USA Quality Factor ETF	37,628,161
1,626,142	iShares Russell 1000 ETF	483,842,291
1,558,944	iShares Russell 2000 ETF	316,294,148
733,306	iShares Russell Mid-Cap ETF	59,456,450
510,691	SPDR S&P 500 ETF	277,928,256
6,743,930	Vanguard FTSE Emerging Markets ETF	295,114,377
104,073	Vanguard FTSE Europe ETF	6,948,954
435,581	Vanguard Large-Cap ETF	108,729,730
405,531	Vanguard Mid-Cap ETF	98,179,055

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.4% (Continued)
	EQUITY - 49.4% (Continued)
1,196,517	Vanguard Real Estate ETF	$100,220,264
253,480	Vanguard S&P 500 ETF	126,772,952
335,520	Vanguard Small-Cap ETF	73,156,781
384,368	WisdomTree India Earnings Fund	18,557,286
		3,717,450,942

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,868,343,727)	3,717,450,942

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 38.2%
	U.S. TREASURY NOTES — 38.2%
1,199,791,000	United States Treasury Note(c)(d)	2.3750	08/15/24	1,195,252,322
1,219,355,000	United States Treasury Note(c)(d)	2.2500	11/15/24	1,205,278,267
490,825,000	United States Treasury Note(c)(d)	2.0000	02/15/25	480,797,813
				2,881,328,402
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,882,780,350)			2,881,328,402

Shares
	SHORT-TERM INVESTMENTS — 6.2%
	MONEY MARKET FUNDS - 6.2%
468,653,618	First American Treasury Obligations Fund, Class X, 5.21%(a)(c)	468,653,618

	TOTAL SHORT-TERM INVESTMENTS (Cost $468,653,618)	468,653,618

	TOTAL INVESTMENTS - 93.8% (Cost $6,219,777,695)	$7,067,432,962
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.2%	466,116,701
	NET ASSETS - 100.0%	$7,533,549,663

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
589	CME E-Mini NASDAQ 100 Index Future	09/23/2024	$234,743,006	$(307,918)
626	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	172,822,950	(74,588)

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
21	CME Lean Hogs Future(c)	08/15/2024	$751,800	$4,500
1,975	CME Mexican Peso Currency Future	09/17/2024	53,206,500	(358,250)
788	COMEX Copper Future(c)	09/27/2024	86,512,549	(617,200)
202	E-mini Dow Jones Industrial Average Index Futures	09/23/2024	39,863,690	(128,685)
220	Eurex DAX Index Future	09/23/2024	108,426,888	634,743
3,073	Eurex EURO STOXX 50 Future	09/23/2024	162,159,593	(1,176,020)
1,327	Euronext CAC 40 Index Future	07/22/2024	106,508,275	(2,113,243)
426	FTSE/MIB Index Future	09/23/2024	76,132,384	(586,827)
173	FTX Taiwan Stock Exchange Capitalization Weighted Future	07/18/2024	24,446,809	(18,300)
4,522	ICE Brent Crude Oil Future(c)	07/31/2024	384,370,000	1,324,480
1,176	ICE Brent Crude Oil Future(c)	08/30/2024	99,007,440	(219,590)
75	ICE Brent Crude Oil Future(c)	09/30/2024	6,262,500	(75,980)
70	ICE Brent Crude Oil Future(c)	10/31/2024	5,802,300	(46,790)
451	ICE Gas Oil Future(c)	08/12/2024	35,358,400	(392,675)
167	ICE US mini MSCI EAFE Index Futures	09/23/2024	19,565,720	17,385
1,290	IFSC NIFTY 50 Index Futures	07/26/2024	62,279,910	144,377
102	LME Copper Future(c)	09/17/2024	24,459,983	(189,634)
526	LME Primary Aluminum Future(c)	09/17/2024	33,184,814	(585,986)
138	LME Zinc Future(c)	09/17/2024	10,127,372	329,238
121	MEFF Madrid IBEX 35 Index Future	07/22/2024	14,097,440	(38,221)
306	NYBOT CSC C Coffee Future(c)	09/18/2024	26,025,300	(114,637)
61	NYBOT CSC Cocoa Future(c)	09/13/2024	4,715,910	(663,630)
21	NYMEX Henry Hub Natural Gas Futures(c)	07/29/2024	546,210	(18,280)
102	NYMEX Henry Hub Natural Gas Futures(c)	10/30/2024	3,142,620	(187,670)
22	NYMEX Henry Hub Natural Gas Futures(c)	11/27/2024	782,760	(22,130)
4,954	NYMEX Light Sweet Crude Oil Future(c)	07/22/2024	403,949,160	8,636,330
1,065	NYMEX Light Sweet Crude Oil Future(c)	08/20/2024	85,881,600	1,911,400
256	NYMEX Light Sweet Crude Oil Future(c)	09/20/2024	20,418,560	337,550
84	NYMEX Light Sweet Crude Oil Future(c)	10/23/2024	6,636,000	62,640
39	NYMEX Light Sweet Crude Oil Future(c)	11/21/2024	3,055,260	27,910
14	NYMEX Light Sweet Crude Oil Future(c)	12/19/2024	1,088,360	(790)
11	NYMEX NY Harbor ULSD Futures(c)	10/01/2024	1,181,704	(11,529)
35	NYMEX NY Harbor ULSD Futures(c)	11/01/2024	3,759,378	(5,519)
111	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	07/31/2024	11,661,993	(1,520)
448	OSE Nikkei 225 Index Future	09/13/2024	110,227,394	(182,072)
1,059	SGX FTSE Taiwan Index Futures	07/31/2024	81,701,850	541,530
446	SGX Nikkei 225 Stock Index Future	09/13/2024	54,909,241	270,233
847	Three-Month SOFR Futures	03/17/2026	203,343,525	(95,288)
129	Three-Month SOFR Futures	09/15/2026	31,026,113	(18,975)
1,077	TSE TOPIX (Tokyo Price Index) Future	09/13/2024	188,163,347	752,887
195	TTF Natural Gas Base Load Monthly Futures(c)	07/31/2024	5,358,713	(34,970)
	TOTAL LONG FUTURES CONTRACTS			$6,708,286

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4,148	3 Month Euro Euribor Future	03/17/2025	$1,076,547,081	$(267,179)
1,820	3 Month Euro Euribor Future	03/16/2026	474,447,777	(9,556)
3,891	3 Month Euro Euribor Future	06/16/2025	1,011,566,216	(500,145)
779	3 Month Euro Euribor Future	06/15/2026	203,147,094	24,545
3,367	3 Month Euro Euribor Future	09/15/2025	876,420,903	(304,291)
596	3 Month Euro Euribor Future	09/14/2026	155,464,381	24,913
1,896	3 Month Euro Euribor Future	12/15/2025	493,980,611	(21,773)
3,860	BMF Ibovespa Index Future	08/15/2024	86,508,908	(809,170)
501	Carbon Emissions Future(c)	12/16/2024	36,210,466	496,257
626	CBOE Volatility Index Future(c)	09/18/2024	9,895,620	105,883
1,535	CBOE Volatility Index Future(c)	07/17/2024	21,524,998	478,166
1,749	CBOE Volatility Index Future(c)	08/21/2024	26,130,410	421,385
3,538	CBOT 10 Year US Treasury Note Future	09/20/2024	389,124,719	(383,766)
22,351	CBOT 2 Year US Treasury Note Future	10/01/2024	4,564,493,281	(6,309,535)
18,856	CBOT 5 Year US Treasury Note Future	10/01/2024	2,009,637,125	2,869,896
1,723	CBOT Corn Future(c)	12/13/2024	36,247,613	3,932,612
1,490	CBOT Soybean Future(c)	11/14/2024	82,248,000	1,824,238
1,337	CBOT Soybean Meal Future(c)	12/16/2024	44,856,350	1,118,210
1,451	CBOT Soybean Oil Future(c)	12/13/2024	38,123,574	11,808
1,001	CBOT US Treasure Bond Futures	09/20/2024	118,430,813	426,218
781	CBOT Wheat Future(c)	09/13/2024	22,395,175	1,879,350
3,673	CME Australian Dollar Currency Future	09/17/2024	245,466,590	712,519
3,373	CME British Pound Currency Future	09/17/2024	266,656,731	1,634,557
1,886	CME Canadian Dollar Currency Future	09/18/2024	138,055,200	(17,570)
603	CME E-mini Russell 2000 Index Futures	09/23/2024	62,259,750	79,400
109	CME E-Mini Standard & Poor’s MidCap 400 Index Future	09/23/2024	32,243,290	112,875
3,230	CME Euro Foreign Exchange Currency Future	09/17/2024	434,112,001	3,713,565
4,013	CME Japanese Yen Currency Future	09/17/2024	315,647,531	6,502,925
208	CME Live Cattle Future(c)	08/30/2024	15,427,360	(236,780)
480	CME New Zealand Dollar Currency Future	09/17/2024	29,256,000	601,125
1,018	CME Swiss Franc Currency Future	09/17/2024	142,939,925	783,113
455	COMEX Gold 100 Troy Ounces Future(c)	08/28/2024	106,451,800	(593,180)
683	COMEX Silver Future(c)	09/27/2024	100,947,400	1,032,885
5,259	Eurex 10 Year Euro BUND Future	09/09/2024	741,499,282	3,800,898
14,647	Eurex 2 Year Euro SCHATZ Future	09/09/2024	1,658,476,593	(3,416,092)
2,178	Eurex 30 Year Euro BUXL Future	09/09/2024	303,870,080	3,652,228
14,983	Eurex 5 Year Euro BOBL Future	09/09/2024	1,868,902,539	(2,555,354)
2,975	Euro-BTP Italian Bond Futures	09/09/2024	367,421,264	1,108,846
9,637	French Government Bond Futures	09/09/2024	1,271,031,002	15,755,273
1,868	FTSE 100 Index Future	09/23/2024	193,914,774	2,313,299
2,802	HKG Hang Seng China Enterprises Index Future	07/31/2024	112,399,059	2,278,139

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1,168	HKG Hang Seng Index Future	07/31/2024	$131,846,506	$2,423,257
7	ICE Brent Crude Oil Future(c)	12/02/2024	576,310	3,310
15	ICE Brent Crude Oil Future(c)	12/31/2024	1,227,450	(1,000)
4,111	ICE US MSCI Emerging Markets EM Index Futures	09/23/2024	223,679,510	(544,075)
708	KCBT Hard Red Winter Wheat Future(c)	09/16/2024	20,753,250	1,826,225
764	KFE KOSPI 200 Index Future	09/13/2024	53,497,115	(421,148)
29	LME Lead Future(c)	09/17/2024	1,616,061	(11,984)
79	LME Nickel Future(c)	09/17/2024	8,187,288	133,841
6,077	Long Gilt Future	09/27/2024	749,532,772	4,964,806
4,144	Montreal Exchange 10 Year Canadian Bond Future	09/19/2024	363,664,993	1,433,211
278	Montreal Exchange S&P/TSX 60 Index Future	09/20/2024	53,254,837	(192,779)
803	NYBOT CSC Number 11 World Sugar Future(c)	10/01/2024	18,257,008	(1,069,522)
263	NYBOT CTN Number 2 Cotton Future(c)	12/09/2024	9,558,735	(106,355)
3	NYMEX Henry Hub Natural Gas Futures(c)	08/28/2024	77,940	4,680
69	NYMEX Henry Hub Natural Gas Futures(c)	09/26/2024	1,857,480	133,820
300	NYMEX NY Harbor ULSD Futures(c)	07/31/2024	31,917,060	225,309
16	NYMEX NY Harbor ULSD Futures(c)	08/30/2024	1,712,861	15,989
74	NYMEX Platinum Future(c)	10/30/2024	3,752,170	1,880
95	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	10/01/2024	9,111,564	(99,792)
11	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	11/01/2024	1,027,996	(3,045)
178	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	08/30/2024	18,473,196	(10,550)
825	SAFEX FTSE/JSE Top 40 Index Future	09/20/2024	33,436,192	131,780
3,943	SFE 10 Year Australian Bond Future	09/17/2024	298,694,269	92,772
3,205	SFE 3 Year Australian Bond Future	09/17/2024	225,446,246	507,221
601	SFE S&P ASX Share Price Index 200 Future	09/20/2024	77,891,075	(292,580)
206	SGX FTSE China A50 Futures Contract Future	07/31/2024	2,451,812	310
4,923	TEF SET50 Index Future	09/30/2024	21,529,999	153,165
242	Three Month SONIA Index Futures	09/15/2026	73,553,383	84,475
410	Three Month SONIA Index Futures	03/17/2026	124,369,051	305,352
165	Three Month SONIA Index Futures	12/15/2026	50,183,928	(6,890)
792	Three Month SONIA Index Futures	12/16/2025	239,906,709	498,634
1,029	Three Month SONIA Index Futures	09/16/2025	311,160,406	598,929
439	Three Month SONIA Index Futures	06/16/2026	133,311,559	242,469
1,265	Three Month SONIA Index Futures	06/17/2025	381,745,136	46,070
2,219	Three-Month SOFR Futures	06/17/2025	529,425,663	3,245,162
399	Three-Month SOFR Futures	06/16/2026	95,894,663	110,175
860	Three-Month SOFR Futures	09/16/2025	205,722,750	1,786,375
544	Three-Month SOFR Futures	12/16/2025	130,396,800	75
46	Three-Month SOFR Futures	12/16/2026	11,069,325	—
234	TSE Japanese 10 Year Bond Futures	09/13/2024	207,807,989	(167,344)
2,302	Ultra U.S. Treasury Bond Futures	09/20/2024	288,541,313	3,803,781
	TOTAL SHORT FUTURES CONTRACTS			$62,116,746
	TOTAL FUTURES CONTRACTS			$68,825,032

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar	07/01/2024	Bank Of America Merrill Lynch	110,390,000	$73,632,601	$135,039
British Pound	07/01/2024	Deutsche Bank	49,220,000	62,219,527	(8,225)
Euro	07/01/2024	Deutsche Bank	54,690,000	58,585,969	54,867
Israeli Shekel	07/01/2024	Bank Of America Merrill Lynch	66,500,000	17,613,561	(89,229)
Japanese Yen	07/01/2024	Deutsche Bank	4,538,999,999	28,216,031	(36,656)
Mexican Peso	07/01/2024	Deutsche Bank	786,280,000	42,976,689	167,186
New Zealand Dollar	07/01/2024	Bank Of America Merrill Lynch	69,250,000	42,184,454	(94,183)
Norwegian Krone	07/01/2024	Bank Of America Merrill Lynch	526,630,000	49,328,077	(67,875)
Polish Zloty	07/01/2024	Bank Of America Merrill Lynch	33,330,000	8,280,539	3,527
Singapore Dollar	07/01/2024	Bank Of America Merrill Lynch	129,420,000	95,446,700	108,219
South African Rand	07/01/2024	Bank Of America Merrill Lynch	16,720,000	918,934	13,487
Swedish Krona	07/01/2024	Bank Of America Merrill Lynch	578,460,000	54,587,662	99,906
Swiss Franc	07/01/2024	Bank Of America Merrill Lynch	46,030,000	51,239,522	(8,557)
Australian Dollar	07/02/2024	Bank Of America Merrill Lynch	79,930,000	53,315,101	1,148
British Pound	07/02/2024	Deutsche Bank	27,700,000	35,015,865	(3,173)
Canadian Dollar	07/02/2024	Deutsche Bank	83,240,000	60,838,614	31,171
Euro	07/02/2024	Deutsche Bank	89,030,000	95,372,255	(5,054)
Israeli Shekel	07/02/2024	Bank Of America Merrill Lynch	370,000	98,000	(293)
Japanese Yen	07/02/2024	Deutsche Bank	17,421,000,000	108,295,103	(70,388)
Mexican Peso	07/02/2024	Deutsche Bank	771,590,000	42,173,758	(31,862)
New Zealand Dollar	07/02/2024	Bank Of America Merrill Lynch	228,830,000	139,394,494	72,193
Norwegian Krone	07/02/2024	Bank Of America Merrill Lynch	353,840,000	33,143,282	(56,816)
Polish Zloty	07/02/2024	Bank Of America Merrill Lynch	49,450,000	12,285,409	7,475
Singapore Dollar	07/02/2024	Bank Of America Merrill Lynch	21,490,000	15,848,784	1,197
South African Rand	07/02/2024	Bank Of America Merrill Lynch	423,900,000	23,297,609	66,342
Swedish Krona	07/02/2024	Bank Of America Merrill Lynch	365,660,000	34,506,318	(1,205)
Swiss Franc	07/02/2024	Bank Of America Merrill Lynch	56,520,000	62,916,746	1,958
Australian Dollar	07/17/2024	Bank Of America Merrill Lynch	809,640,000	540,279,667	1,859,754
Brazilian Real	07/17/2024	Bank Of America Merrill Lynch	1,287,780,000	229,936,331	(9,097,446)
British Pound	07/17/2024	Deutsche Bank	261,770,000	330,936,155	(1,030,043)
Canadian Dollar	07/17/2024	Deutsche Bank	764,220,000	558,753,559	1,117,585
Chilean Peso	07/17/2024	Bank Of America Merrill Lynch	58,395,999,996	62,045,875	(695,605)
Euro	07/17/2024	Deutsche Bank	805,450,000	863,457,500	(6,105,045)
Israeli Shekel	07/17/2024	Bank Of America Merrill Lynch	193,140,000	51,189,377	(928,757)
Japanese Yen	07/17/2024	Deutsche Bank	80,399,999,992	500,975,695	(13,076,878)
Mexican Peso	07/17/2024	Deutsche Bank	19,728,019,995	1,075,744,879	(15,124,723)

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
New Zealand Dollar	07/17/2024	Bank Of America Merrill Lynch	680,300,000	$414,411,507	$(1,626,856)
Norwegian Krone	07/17/2024	Bank Of America Merrill Lynch	1,291,590,000	121,027,951	(924,809)
Polish Zloty	07/17/2024	Bank Of America Merrill Lynch	1,149,130,000	285,445,027	(9,933)
Singapore Dollar	07/17/2024	Bank Of America Merrill Lynch	360,040,000	265,722,418	(1,061,597)
South African Rand	07/17/2024	Bank Of America Merrill Lynch	2,411,930,000	132,406,949	3,503,584
South Korean Won	07/17/2024	Bank Of America Merrill Lynch	199,718,999,995	144,858,194	263,682
Swedish Krona	07/17/2024	Bank Of America Merrill Lynch	889,710,000	84,023,556	(1,750,557)
Swiss Franc	07/17/2024	Bank Of America Merrill Lynch	165,590,000	184,674,462	(779,342)
Indian Rupee	07/18/2024	Bank Of America Merrill Lynch	12,116,550,000	145,230,089	206,161
				$7,292,850,795	$(44,970,626)

To Sell:
Australian Dollar	07/01/2024	Bank Of America Merrill Lynch	110,390,000	$73,632,604	$(239,783)
British Pound	07/01/2024	Deutsche Bank	49,220,000	62,219,525	51,083
Euro	07/01/2024	Deutsche Bank	54,690,000	58,585,967	(10,281)
Israeli Shekel	07/01/2024	Bank Of America Merrill Lynch	66,500,000	17,613,567	90,013
Japanese Yen	07/01/2024	Deutsche Bank	4,539,000,000	28,216,031	50,907
Mexican Peso	07/01/2024	Deutsche Bank	786,280,000	42,976,688	(342,046)
New Zealand Dollar	07/01/2024	Bank Of America Merrill Lynch	69,250,000	42,184,454	(78,376)
Norwegian Krone	07/01/2024	Bank Of America Merrill Lynch	526,630,000	49,328,075	114,142
Polish Zloty	07/01/2024	Bank Of America Merrill Lynch	33,330,000	8,280,540	(12,579)
Singapore Dollar	07/01/2024	Bank Of America Merrill Lynch	129,420,000	95,446,698	(110,365)
South African Rand	07/01/2024	Bank Of America Merrill Lynch	16,720,000	918,934	(5,643)
Swedish Krona	07/01/2024	Bank Of America Merrill Lynch	578,460,000	54,587,665	2,581
Swiss Franc	07/01/2024	Bank Of America Merrill Lynch	46,030,000	51,239,521	71,676
Australian Dollar	07/02/2024	Bank Of America Merrill Lynch	79,930,000	53,315,101	(197,056)
British Pound	07/02/2024	Deutsche Bank	27,700,000	35,015,865	8,982
Canadian Dollar	07/02/2024	Deutsche Bank	83,240,000	60,838,614	28,026
Euro	07/02/2024	Deutsche Bank	89,030,000	95,372,255	34,404
Israeli Shekel	07/02/2024	Bank Of America Merrill Lynch	370,000	98,000	255
Japanese Yen	07/02/2024	Deutsche Bank	17,420,999,999	108,295,102	32,324
Mexican Peso	07/02/2024	Deutsche Bank	771,590,000	42,173,759	(31,396)
New Zealand Dollar	07/02/2024	Bank Of America Merrill Lynch	228,830,000	139,394,492	(42,015)
Norwegian Krone	07/02/2024	Bank Of America Merrill Lynch	353,840,000	33,143,283	68,591
Polish Zloty	07/02/2024	Bank Of America Merrill Lynch	49,450,000	12,285,409	19,259
Singapore Dollar	07/02/2024	Bank Of America Merrill Lynch	21,490,000	15,848,782	(23,885)
South African Rand	07/02/2024	Bank Of America Merrill Lynch	423,900,000	23,297,607	(14,729)
Swedish Krona	07/02/2024	Bank Of America Merrill Lynch	365,660,000	34,506,320	(62,331)
Swiss Franc	07/02/2024	Bank Of America Merrill Lynch	56,520,000	62,916,745	(68,347)
Australian Dollar	07/17/2024	Bank Of America Merrill Lynch	2,223,730,000	1,483,913,966	(2,911,562)
Brazilian Real	07/17/2024	Bank Of America Merrill Lynch	3,631,910,000	648,486,582	29,431,773
British Pound	07/17/2024	Deutsche Bank	1,178,290,000	1,489,623,564	7,496,846
Canadian Dollar	07/17/2024	Deutsche Bank	1,624,679,999	1,187,872,253	3,813,643
Chilean Peso	07/17/2024	Bank Of America Merrill Lynch	55,575,000,000	59,048,553	716,150
Euro	07/17/2024	Deutsche Bank	2,607,130,000	2,794,892,240	23,159,647
Israeli Shekel	07/17/2024	Bank Of America Merrill Lynch	317,880,000	84,250,178	766,126
Japanese Yen	07/17/2024	Deutsche Bank	299,741,999,989	1,867,704,688	42,553,427

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (continued)
Mexican Peso	07/17/2024	Deutsche Bank	12,730,249,995	$694,165,012	$11,449,577
New Zealand Dollar	07/17/2024	Bank Of America Merrill Lynch	897,830,000	546,922,065	5,051,074
Norwegian Krone	07/17/2024	Bank Of America Merrill Lynch	5,997,739,999	562,015,955	4,117,538
Polish Zloty	07/17/2024	Bank Of America Merrill Lynch	791,380,000	196,579,573	(1,069,446)
Singapore Dollar	07/17/2024	Bank Of America Merrill Lynch	621,920,000	458,999,239	891,807
South African Rand	07/17/2024	Bank Of America Merrill Lynch	4,972,080,000	272,950,685	338,144
South Korean Won	07/17/2024	Bank Of America Merrill Lynch	263,350,999,981	191,011,109	1,258,183
Swedish Krona	07/17/2024	Bank Of America Merrill Lynch	6,990,059,999	660,136,107	6,000,000
Swiss Franc	07/17/2024	Bank Of America Merrill Lynch	1,981,590,000	2,209,970,816	17,920,684
Indian Rupee	07/18/2024	Bank Of America Merrill Lynch	12,135,209,999	145,453,761	(262,469)
				$16,855,727,949	$150,054,553

Total					$105,083,927

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(d)	Held as collateral for futures.

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.5%
	FIXED INCOME - 89.5%
148,764	iShares 1-5 Year Investment Grade Corporate Bond(a)	$7,622,667
122,165	PGIM Ultra Short Bond ETF(a)	6,071,601
81,223	Vanguard Short-Term Corporate Bond ETF	6,276,507
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,597,600)	19,970,775

	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
675,206	First American Treasury Obligations Fund, Class X, 5.21% (b) (Cost $675,206)	675,206

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 14.5%
	CALL OPTIONS PURCHASED - 13.4%
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	$425	$5,442,200	$1,262,650
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	515	5,442,200	508,100
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	515	5,442,200	604,300
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	530	3,265,320	353,040
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	545	3,265,320	271,200
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,686,327)					2,999,290

	PUT OPTIONS PURCHASED - 1.1%
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	385	5,442,200	3,300
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	460	5,442,200	32,600
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	475	5,442,200	66,200
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	495	3,265,320	72,840
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	500	3,265,320	77,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $564,563)					252,340

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,250,890)					3,251,630

	TOTAL INVESTMENTS - 107.0% (Cost $23,523,696)					$23,897,611
	CALL OPTIONS WRITTEN - (4.4)% (Premiums received - $311,861)					(990,590)
	PUT OPTIONS WRITTEN - (2.1)% (Premiums received - $1,041,401)					(474,720)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%					(118,078)
	NET ASSETS - 100.0%					$22,314,223

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (6.5)%
	CALL OPTIONS WRITTEN- (4.4)%
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	$485	$5,442,200	$686,800
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	590	5,442,200	60,800
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	595	5,442,200	120,800
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	610	3,265,320	72,570
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	625	3,265,320	49,620
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $311,861)					990,590

	PUT OPTIONS WRITTEN - (2.1)%
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	425	5,442,200	5,700
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	515	5,442,200	85,900
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	515	5,442,200	125,300
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	530	3,265,320	115,800
60	SPDR S&P 500 ETF Trust	FCS	06/20/2025	545	3,265,320	142,020
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $1,041,401)					474,720

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $1,353,262)					$1,465,310

ETF	- Exchange-Traded Fund

FCS	- StoneX Group, Inc.

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities
June 30, 2024

	Catalyst/Millburn	Catalyst/Warrington	Catalyst
	Dynamic Commodity	Strategic	Systematic Alpha
	Strategy Fund	Program Fund	Fund
	(Consolidated)		(Consolidated)
ASSETS:
Investments in Securities at Cost	$9,123,880	$95,134,846	$675,956,508

Investments in Securities at Value	$9,289,200	$94,908,388	$675,119,146
Deposits with Broker for futures and options (a)	1,005,882	7,829,809	—
Dividends and interest receivable	28,269	191,236	4,456,552
Receivable for Fund shares sold	—	54,667	2,476,437
Unrealized appreciation - on swap contracts	—	—	10,501,987
Due from Manager	4,153	—	—
Futures unrealized appreciation	178,232	—	—
Prepaid expenses and other assets	29,856	173,804	93,384
Total Assets	10,535,592	103,157,904	692,647,506

LIABILITIES:
Options written, at value (proceeds $0, $326,250, $0)	—	123,750	—
Investment advisory fees payable	—	148,120	825,952
Accrued 12b-1 fees	2,226	11,585	35,987
Payable to related parties	3,889	7,339	27,091
Payable for Fund shares redeemed	—	34,111	1,091,398
Trustee fee payable	4,182	4,160	4,166
Futures unrealized depreciation	45,856	—	—
Foreign Cash due to broker, at value (cost $3,215,$0,$0)	3,254	—	—
Compliance officer fees payable	125	80	—
Accrued expenses and other liabilities	25,418	43,112	49,786
Total Liabilities	84,950	372,257	2,034,380

Net Assets	$10,450,642	$102,785,647	$690,613,126

NET ASSETS CONSIST OF:
Paid in capital	$11,344,975	$1,098,476,168	$644,236,003
Accumulated earnings (deficit)	(894,333)	(995,690,521)	46,377,123
Net Assets	$10,450,642	$102,785,647	$690,613,126

Class A
Net Assets	$1,678,387	$14,088,718	$59,957,674
Shares of beneficial interest outstanding (b)	174,637	1,541,544	4,334,359
Net asset value per share (Net assets/shares outstanding)	$9.61	$9.14	$13.83
Maximum offering price per share (c)	$10.20	$9.70	$14.67
Minimum redemption price per share (d)	$9.51	$9.05	$13.69

Class C
Net Assets	$464,401	$10,337,628	$14,144,010
Shares of beneficial interest outstanding (b)	51,116	1,210,212	1,070,034
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.09	$8.54	$13.22

Class I
Net Assets	$8,307,854	$78,359,301	$616,511,442
Shares of beneficial interest outstanding (b)	855,424	8,373,101	45,568,330
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.71	$9.36	$13.53

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2024

	Catalyst/Aspect	Catalyst	Catalyst/Millburn	Catalyst
	Enhanced Multi-Asset	Nasdaq-100 Hedged	Hedge Strategy	Buffered Shield
	Fund	Equity Fund	Fund	Fund
	(Consolidated)		(Consolidated)
ASSETS:
Investments in Unaffiliated securities, at cost	$16,373,742	$15,526,640	$6,219,777,695	$23,523,696

Investments in Unaffiliated securities, at value	$16,267,779	$19,346,141	$7,067,432,962	$23,897,611
Cash	1,304,309	—	—	—
Cash Collateral Held at Custodian	—	—	192,006,250	—
Futures unrealized appreciation	345,413	—	95,463,405	—
Foreign Cash Held with Broker for Futures and Options (Cost $121,869, $0, $18,158,941, $0) (a)	119,778	—	18,055,425	—
Deposits with Broker for futures and options (a)	2,071,368	618,873	68,003,416	12,832
Dividends and interest receivable	35,571	11,623	23,385,757	719
Receivable for Fund shares sold	535	—	8,446,121	20
Unrealized appreciation on forward currency exchange contracts	302,324	—	163,251,343	—
Prepaid expenses and other assets	11,082	18,114	282,190	22,440
Total Assets	20,458,159	19,994,751	7,636,326,869	23,933,622

LIABILITIES:
Options written, at value (proceeds $0, $149,888, $0, $1,353,262)	—	92,100	—	1,465,310
Investment advisory fees payable	10,135	13,016	10,588,943	17,649
Accrued 12b-1 fees	349	2,111	1,085,026	5,641
Futures unrealized depreciation	332,805	—	26,638,373	—
Payable upon return of securities loaned (Market value of securities on loan $0, $1,308,861, $0, $0)	—	1,344,243	—	—
Payable for Fund shares redeemed	—	—	4,502,355	104,647
Unrealized depreciation on forward currency exchange contracts	81,706	—	58,167,416	—
Payable to related parties	4,257	3,661	281,559	4,061
Trustee fee payable	3,920	4,161	4,248	4,198
Compliance officer fees payable	63	140	89	89
Accrued expenses and other liabilities	12,463	16,941	1,509,197	17,804
Total Liabilities	445,698	1,476,373	102,777,206	1,619,399

Net Assets	$20,012,461	$18,518,378	$7,533,549,663	$22,314,223

NET ASSETS CONSIST OF:
Paid in capital	$17,479,395	$16,449,488	$6,457,482,168	$33,482,167
Accumulated earnings (deficit)	2,533,066	2,068,890	1,076,067,495	(11,167,944)
Net Assets	$20,012,461	$18,518,378	$7,533,549,663	$22,314,223

Class A
Net Assets	$900,248	$542,146	$557,931,067	$5,770,573
Shares of beneficial interest outstanding (b)	77,387	43,173	14,030,232	593,443
Net asset value per share (Net assets/shares outstanding)	$11.63	$12.56	$39.77	$9.72
Maximum offering price per share (c)	$12.34	13.33	$42.20	$10.31
Minimum redemption price per share (d)	$11.51	$12.43	$39.37	$9.62

Class C
Net Assets	$1,159	$1,535,949	$385,223,914	$3,354,878
Shares of beneficial interest outstanding (b)	100	132,880	9,980,510	356,702
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$11.59	$11.56	$38.60	$9.41

Class C-1 (e)
Net Assets			$39,463,583
Shares of beneficial interest outstanding (b)			1,029,308
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)			$38.34

Class I
Net Assets	$19,111,054	$16,440,283	$6,550,931,099	$13,188,772
Shares of beneficial interest outstanding (b)	1,641,182	1,288,087	163,419,903	1,344,534
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$11.64	$12.76	$40.09	$9.81

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

(e)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations
For the Year Ended June 30, 2024

	Catalyst/Millburn	Catalyst/Warrington	Catalyst
	Dynamic Commodity	Strategic Program	Systematic Alpha
	Strategy Fund	Fund	Fund
	(Consolidated)		(Consolidated)
Investment Income:
Dividend income	$104,341	$—	$—
Interest income	263,104	4,959,941	16,968,089
Foreign tax withheld	(8,848)	—	—
Total Investment Income	358,597	4,959,941	16,968,089

Operating Expenses:
Investment advisory fees	193,662	1,984,208	5,012,341
12b-1 Fees:
Class A	4,545	37,607	75,391
Class C	6,436	118,608	74,576
Registration fees	45,561	59,046	79,695
Financial administration/Fund accounting fees	34,095	52,802	114,768
Custody fees	64,612	2,832	13,584
Legal fees	22,500	70,326 *	26,483
Trustees’ fees	15,781	15,775	15,771
Networking fees	12,504	142,871	318,395
Compliance officer fees	8,528	13,865	12,910
Audit fees	8,286	9,489	15,715
Transfer Agent fees	7,107	13,567	29,319
Legal administration/Management service fees	2,085	19,966	61,656
Printing expense	1,895	13,471	26,089
Insurance expense	460	4,539	3,504
Interest expense	254	8,778	—
Miscellaneous expense	2,425	3,633	8,927
Total Operating Expenses	430,736	2,571,383	5,889,124
Less: Fees waived/expenses reimbursed by Advisor	(199,383)	(97,182)	—
Plus: Expenses recaptured	—	—	205,014
Less: Legal Fees Reimbursed by Insurance **	—	(183,757)	—
Net Operating Expenses	231,353	2,290,444	6,094,138

Net Investment Income	127,244	2,669,497	10,873,951

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(203,977)	—	(7,347)
Options purchased	—	(16,936,738)	—
Options written	—	17,869,070	—
Futures	239,704	—	—
Swaps	—	—	35,494,749
Foreign currency transactions	(5,283)	—	—
Net Realized Gain	30,444	932,332	35,487,402

Net change in unrealized appreciation (depreciation) on:
Investments	168,069	148,043	(459,505)
Options purchased	—	454,545	—
Options written	—	(292,050)	—
Futures	61,243	—	—
Foreign currency translations	28	—	—
Swaps	—	—	4,979,888

Net change in unrealized appreciation	229,340	310,538	4,520,383

Net Realized and Unrealized Gain on Investments	259,784	1,242,870	40,007,785

Net Increase in Net Assets Resulting From Operations	$387,028	$3,912,367	$50,881,736

*	Includes legal fees that are extraordinary expenses that are outside the expense limitation.

**	Recovery of legal fees from the Trust’s insurance policy (See Note 10).

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Continued)
For the Year or Period Ended June 30, 2024

	Catalyst/Aspect	Catalyst	Catalyst/Millburn	Catalyst
	Enhanced Multi-Asset	Nasdaq-100 Hedged	Hedge Strategy	Buffered Shield
	Fund	Equity Fund	Fund	Fund
	(Consolidated)**		(Consolidated)
Investment Income:
Dividend Income	$105,208	$118,476	$59,294,306	$1,210,298
Interest Income	431,743	33,003	163,731,625	11,768
Securities Lending - net	—	8,043	—	—
Foreign tax withheld	—	(224)	—	—
Total Investment Income	536,951	159,298	223,025,931	1,222,066

Operating Expenses:
Investment advisory fees	154,791	193,037	116,015,653	379,652
12b-1 Fees:
Class A	493	1,464	1,200,693	23,960
Class C	5	14,296	3,808,995	35,338
Class C-1*	—	—	333,014	—
Legal fees	44,363	16,995	44,020	17,127
Financial administration/Fund accounting fees	18,740	31,682	1,681,640	33,258
Trustees’ fees	11,675	15,775	15,786	15,776
Compliance officer fees	8,108	11,381	172,400	11,356
Audit fees	7,154	6,866	156,874	7,501
Printing expense	6,475	827	382,551	2,477
Transfer Agent fees	3,604	2,225	272,635	3,587
Custody fees	2,674	4,949	256,442	3,478
Networking fees	2,101	17,168	7,090,442	30,965
Legal administration/Management service fees	1,610	2,891	1,229,663	5,654
Registration fees	1,136	26,635	286,805	42,748
Insurance expense	241	424	216,812	883
Dividend expense	—	—	—
Interest expense	—	16,310	1,052,129	9,066
Miscellaneous expense	4,970	17,906	213,095	2,426
Total Operating Expenses	268,140	380,831	134,429,649	625,252
Less: Fees waived/expenses reimbursed by Advisor	(90,533)	(118,441)	—	(183,992)
Net Operating Expenses	177,607	262,390	134,429,649	441,260

Net Investment Income (Loss)	359,344	(103,092)	88,596,282	780,806

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(6,259)	620,426	43,849,643	(799,552)
Long Term Capital Gains from underlying investment companies	—	—	3,331,172	—
Options purchased	—	(2,059,414)	—	1,489,948
Options written	—	427,194	—	861,977
Futures	2,037,914	3,615	455,342,674	—
Foreign currency transactions	10,416	(3)	(100,292,323)	—
Net Realized Gain (Loss)	2,042,071	(1,008,182)	402,231,166	1,552,373

Net change in unrealized appreciation (depreciation) on:
Investments	(105,963)	3,128,202	402,087,658	1,469,878
Options purchased	—	(143,100)	—	1,023,209
Options written	—	57,788	—	(1,023,728)
Futures	12,608	289,326	(31,140,388)	—
Foreign currency translations	218,564	—	97,482,816	—

Net change in unrealized appreciation	125,209	3,332,216	468,430,086	1,469,359

Net Realized and Unrealized Gain on Investments	2,167,280	2,324,034	870,661,252	3,021,732

Net Increase in Net Assets Resulting From Operations	$2,526,624	$2,220,942	$959,257,534	$3,802,538

*	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

**	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations on December 28, 2023.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst/Millburn Dynamic Commodity Strategy Fund		Catalyst/Warrington Strategic Program Fund
	(Consolidated)

	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operations:
Net investment income (loss).	$127,244	$67,086	$2,669,497	$(213,399)
Net realized gain (loss) on investments	30,444	(5,100,526)	932,332	4,753,764
Net change in unrealized appreciation (depreciation) on investments	229,340	2,959,193	310,538	(474,246)
Net increase (decrease) in net assets resulting from operations	387,028	(2,074,247)	3,912,367	4,066,119

Distributions to Shareholders from:
From Accumulated Earnings
Class A	—	(514,801)	(106,601)	(162,105)
Class C	—	(250,746)	—	(357)
Class I	—	(2,610,544)	(878,678)	(1,272,740)
Total distributions to shareholders	—	(3,376,091)	(985,279)	(1,435,202)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,062,279	920,332	1,777,834	3,852,031
Class C	25,126	160,494	386,241	1,849,384
Class I	1,990,498	7,663,846	29,383,899	78,885,921
Reinvestment of distributions
Class A	—	494,150	99,830	151,666
Class C	—	228,971	—	332
Class I	—	2,181,052	846,759	1,201,778
Cost of shares redeemed
Class A	(1,476,356)	(1,233,613)	(4,495,629)	(7,279,769)
Class C	(417,147)	(1,043,403)	(3,962,018)	(4,148,554)
Class I	(3,261,950)	(16,283,435)	(43,185,154)	(82,932,616)
Capital Contribution
Class A	—	—	18,618	—
Class C	—	—	13,612	—
Class I	—	—	104,815	—
Net decrease in net assets from share transactions of beneficial interest	(2,077,550)	(6,911,606)	(19,011,193)	(8,419,827)

Total Decrease in Net Assets	(1,690,522)	(12,361,944)	(16,084,105)	(5,788,910)

Net Assets:
Beginning of year	12,141,164	24,503,108	118,869,752	124,658,662
End of year	$10,450,642	$12,141,164	$102,785,647	$118,869,752

Share Activity:
Class A
Shares Sold	110,868	76,549	197,246	440,996
Shares Reinvested	—	48,637	11,055	17,413
Shares Redeemed	(155,580)	(116,306)	(497,157)	(830,609)
Net increase (decrease) in shares of Beneficial interest	(44,712)	8,880	(288,856)	(372,200)

Class C
Shares Sold	2,733	14,502	45,622	226,213
Shares Reinvested	—	23,557	—	41
Shares Redeemed	(46,605)	(99,800)	(468,680)	(507,361)
Net decrease in shares of Beneficial interest	(43,872)	(61,741)	(423,058)	(281,107)

Class I
Shares Sold	208,475	675,260	3,170,784	8,810,386
Shares Reinvested	—	213,202	91,740	135,031
Shares Redeemed	(344,026)	(1,446,051)	(4,661,352)	(9,245,762)
Net decrease in shares of Beneficial interest	(135,551)	(557,589)	(1,398,828)	(300,345)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Systematic Alpha Fund
	(Consolidated)

	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
Operations:
Net investment income	$10,873,951	$329,190
Net realized gain on investments	35,487,402	651,189
Net change in unrealized appreciation (depreciation) on investments	4,520,383	5,377,936
Net increase in net assets resulting from operations	50,881,736	6,358,315

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(621,911)	(28,482)
Class C	(109,350)	(8,885)
Class I	(7,080,421)	(417,241)
Total distributions to shareholders	(7,811,682)	(454,608)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	55,634,076	13,116,990
Class C	13,034,680	2,827,772
Class I	598,812,897	71,757,664
Reinvestment of distributions
Class A	600,987	28,389
Class C	107,523	8,803
Class I	6,540,891	231,443
Cost of shares redeemed
Class A	(13,250,098)	(179,916)
Class C	(2,966,535)	(60,067)
Class I	(102,984,264)	(8,123,121)
Net increase in net assets from share transactions of beneficial interest	555,530,157	79,607,957

Total Increase in Net Assets	598,600,211	85,511,664

Net Assets:
Beginning of year	92,012,915	6,501,251
End of year	$690,613,126	$92,012,915

Share Activity:
Class A
Shares Sold	4,259,967	1,046,808
Shares Reinvested	45,949	2,387
Shares Redeemed	(1,036,242)	(16,763)
Net increase in shares of Beneficial interest	3,269,674	1,032,432

Class C
Shares Sold	1,043,550	245,117
Shares Reinvested	8,701	810
Shares Redeemed	(236,520)	(5,445)
Net increase in shares of Beneficial interest	815,731	240,482

Class I
Shares Sold	47,175,877	6,115,591
Shares Reinvested	510,425	20,254
Shares Redeemed	(8,112,167)	(754,270)
Net increase in shares of Beneficial interest	39,574,135	5,381,575

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Aspect
	Enhanced Multi-Asset
	Fund (a)	Catalyst Nasdaq-100 Hedged Equity Fund
	(Consolidated)

	For the
	Period Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2024	June 30, 2023
Operations:
Net investment gain (loss)	$359,344	$(103,092)	$(80,348)
Net realized gain (loss) on investments	2,042,071	(1,008,182)	(394,040)
Net change in unrealized appreciation on investments	125,209	3,332,216	2,437,751
Net increase in net assets resulting from operations	2,526,624	2,220,942	1,963,363

Distributions to Shareholders from:
From Accumulated Earnings
Class A	—	—	(17,277)
Class C	—	—	(33,526)
Class I	—	—	(267,168)

Total distributions to shareholders	—	—	(317,971)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	890,622	108,928	17,578
Class C	1,000	17,080	155,634
Class I	16,628,216	8,529,704	1,935,194
Reinvestment of distributions
Class A	—	—	11,161
Class C	—	—	31,135
Class I	—	—	229,564
Cost of shares redeemed
Class A	(99)	(241,207)	(387,701)
Class C	—	(65,090)	(191,837)
Class I	(33,902)	(5,211,741)	(4,627,644)
Net increase (decrease) in net assets from share transactions of beneficial interest	17,485,837	3,137,674	(2,826,916)

Total Increase (Decrease) in Net Assets	20,012,461	5,358,616	(1,181,524)

Net Assets:
Beginning of year/period	—	13,159,762	14,341,286
End of year/period	$20,012,461	$18,518,378	$13,159,762

Share Activity:
Class A
Shares Sold	77,396	9,422	1,876
Shares Reinvested	—	—	1,225
Shares Redeemed	(9)	(20,570)	(39,657)
Net increase (decrease) in shares of Beneficial interest	77,387	(11,148)	(36,556)

Class C
Shares Sold	100	1,603	16,764
Shares Reinvested	—	—	3,672
Shares Redeemed	—	(6,174)	(21,176)
Net increase (decrease) in shares of Beneficial interest	100	(4,571)	(740)

Class I
Shares Sold	1,644,206	737,534	195,246
Shares Reinvested	—	—	24,899
Shares Redeemed	(3,024)	(449,166)	(480,016)
Net increase (decrease) in shares of Beneficial interest	1,641,182	288,368	(259,871)

(a)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations on December 28, 2023.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Millburn Hedge Strategy Fund		Catalyst Buffered Shield Fund
	(Consolidated)

	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operations:
Net investment income	$88,596,282	$37,069,287	$780,806	$692,487
Net realized gain (loss) on investments	402,231,166	(209,449,330)	1,552,373	(3,137,696)
Net change in unrealized appreciation (depreciation) on investments	468,430,086	253,505,126	1,469,359	4,251,058
Net increase in net assets resulting from operations	959,257,534	81,125,083	3,802,538	1,805,849

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(8,997,002)	(30,221,295)	(297,144)	(92,323)
Class C	(4,727,185)	(24,526,606)	(51,482)	(471)
Class C-1 (a)	(464,972)	(1,131,986)	—	—
Class I	(119,388,779)	(340,694,554)	(512,668)	(256,583)

Total distributions to shareholders	(133,577,938)	(396,574,441)	(861,294)	(349,377)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	180,593,975	213,508,262	805,672	1,724,460
Class C	64,115,896	98,129,688	234,356	204,069
Class C-1 (a)	13,740,028	27,622,821	—	—
Class I	2,404,460,548	3,581,118,084	1,851,442	5,087,564
Reinvestment of distributions
Class A	7,690,966	25,155,532	295,324	90,178
Class C	4,543,481	23,635,280	51,039	467
Class C-1 (a)	183,549	3,171	—	—
Class I	87,888,237	254,015,633	472,804	238,703
Cost of shares redeemed
Class A	(134,268,890)	(107,211,660)	(9,658,282)	(9,392,292)
Class C	(93,163,117)	(73,416,844)	(1,361,418)	(610,582)
Class C-1 (a)	(6,693,814)	(3,620,055)	—	—
Class I	(1,879,188,767)	(1,675,698,057)	(14,312,291)	(33,064,231)
Net increase (decrease) in net assets from share transactions of beneficial interest	649,902,092	2,363,241,855	(21,621,354)	(35,721,664)

Total Increase (Decrease) in Net Assets	1,475,581,688	2,047,792,497	(18,680,110)	(34,265,192)

Net Assets:
Beginning of year	6,057,967,975	4,010,175,478	40,994,333	75,259,525
End of year	$7,533,549,663	$6,057,967,975	$22,314,223	$40,994,333

Share Activity:
Class A
Shares Sold	4,822,597	5,845,859	90,956	204,894
Shares Reinvested	213,935	724,734	33,182	10,748
Shares Redeemed	(3,627,086)	(3,019,897)	(1,063,726)	(1,122,438)
Net increase (decrease) in shares of Beneficial interest	1,409,446	3,550,696	(939,588)	(906,796)

Class C
Shares Sold	1,767,394	2,750,317	26,680	24,583
Shares Reinvested	129,666	698,030	5,907	57
Shares Redeemed	(2,564,630)	(2,106,925)	(157,643)	(75,104)
Net increase (decrease) in shares of Beneficial interest	(667,570)	1,341,422	(125,056)	(50,464)

Class C-1 (a)
Shares Sold	385,134	786,467
Shares Reinvested	5,274	94
Shares Redeemed	(188,382)	(108,539)
Net increase in shares of Beneficial interest	202,026	678,022

Class I
Shares Sold	64,275,232	97,210,851	204,371	597,108
Shares Reinvested	2,428,523	7,270,052	52,768	28,249
Shares Redeemed	(50,576,433)	(46,698,513)	(1,566,211)	(3,874,651)
Net increase (decrease) in shares of Beneficial interest	16,127,322	57,782,390	(1,309,072)	(3,249,294)

(a)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.28	$12.76	$9.56	$10.89	$10.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,E)	0.09	0.04	(0.11)	(0.20)	(0.09)
Net realized and unrealized gain (loss) on investments	0.24	(1.31)	3.31	(1.13)	0.03
Total from investment operations	0.33	(1.27)	3.20	(1.33)	(0.06)

LESS DISTRIBUTIONS:
From net investment income	—	(2.15)	—	—	—
From net realized gains on investments	—	(0.06)	—	—	—
Total distributions	—	(2.21)	—	—	—

Net asset value, end of year	$9.61	$9.28	$12.76	$9.56	$10.89

Total return (B)	3.56%	(11.43)%	33.47%	(12.21)%	(0.55	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,678	$2,035	$2,685	$3,404	$5,319
Ratios to average net assets
Expenses, before waiver and reimbursement (D,F)	4.05%	3.11%	3.33%	2.72%	2.47%
Expenses, net waiver and reimbursement (D,F)	2.24%	2.24%	2.24%	2.27%	2.27%
Net investment loss, before waiver and reimbursement (D,E)	(0.84)%	(0.54)%	(2.12)%	(2.41)%	(1.03)%
Net investment income (loss), net waiver and reimbursement (D,E)	0.97%	0.33%	(1.04)%	(1.96)%	(0.83)%
Portfolio turnover rate	112%	58%	123%	145%	0%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$8.84	$12.26	$9.26	$10.62	$10.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,E)	0.02	(0.06)	(0.19)	(0.27)	(0.18)
Net realized and unrealized gain (loss) on investments	0.23	(1.23)	3.19	(1.09)	0.04
Total from investment operations	0.25	(1.29)	3.00	(1.36)	(0.14)

LESS DISTRIBUTIONS:
From net investment income	—	(2.07)	—	—	—
From net realized gains on investments	—	(0.06)	—	—	—
Total distributions	—	(2.13)	—	—	—

Net asset value, end of year	$9.09	$8.84	$12.26	$9.26	$10.62

Total return (B)	2.83%	(12.10)%	32.40%	(12.81)%	(1.30	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$464	$839	$1,921	$1,519	$6,860
Ratios to average net assets
Expenses, before waiver and reimbursement (D,G)	4.80%	3.86%	4.08%	3.47%	3.22%
Expenses, net waiver and reimbursement (D,G)	2.99%	2.99%	2.99%	3.02%	3.02%
Net investment loss, before waiver and reimbursement (D,E)	(1.60)%	(1.42)%	(2.82)%	(3.15)%	(1.83)%
Net investment income (loss), net waiver and reimbursement (D,E)	0.21%	(0.55)%	(1.73)%	(2.70)%	(1.63)%
Portfolio turnover rate	112%	58%	123%	145%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	4.05%
Expenses, net waiver and reimbursement (D)	2.24%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	4.80%
Expenses, net waiver and reimbursement (D)	2.99%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.35	$12.85	$9.61	$10.91	$10.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,E)	0.12	0.05	(0.08)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investments	0.24	(1.31)	3.32	(1.12)	0.04
Total from investment operations	0.36	(1.26)	3.24	(1.30)	(0.03)

LESS DISTRIBUTIONS:
From net investment income	—	(2.18)	—	—	—
From net realized gains on investments	—	(0.06)	—	—	—
Total distributions	—	(2.24)	—	—	—

Net asset value, end of year	$9.71	$9.35	$12.85	$9.61	$10.91

Total return (B)	3.85%	(11.28)%	33.71%	(11.92)%	(0.27	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,308	$9,267	$19,897	$7,750	$30,369
Ratios to average net assets
Expenses, before waiver and reimbursement (D,F)	3.80%	2.86%	3.08%	2.47%	2.22%
Expenses, net waiver and reimbursement (D,F)	1.99%	1.99%	1.99%	2.02%	2.02%
Net investment loss, before waiver and reimbursement (D,E)	(0.55)%	(0.38)%	(1.76)%	(2.17)%	(0.83)%
Net investment income (loss), net waiver and reimbursement (D,E)	1.26%	0.49%	(0.67)%	(1.72)%	(0.63)%
Portfolio turnover rate	112%	58%	123%	145%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	3.80%
Expenses, net waiver and reimbursement (D)	1.99%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$8.90		$8.72		$8.02		$7.61		$7.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.19		(0.03)		(0.20)		(0.15)		(0.10)
Net realized and unrealized gain (loss) on investments	0.11		0.28		0.90		0.56		(0.15)
Total from investment operations	0.30		0.25		0.70		0.41		(0.25)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.07)		—		—		—
Total distributions	(0.06)		(0.07)		—		—		—

Net asset value, end of year	$9.14		$8.90		$8.72		$8.02		$7.61

Total return (B)	3.42%		2.93	% (J)	8.73	% (C)	5.39	% (C)	(3.18	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$14,089		$16,291		$19,212		$17,587		$29,378
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.38	% (K)	2.65%		2.49%		2.43%		2.59%
Expenses, net waiver and reimbursement (D,E)	2.30	% (K)	2.60%		2.45%		2.02	% (H)	2.59%
Net investment income (loss), before waiver and reimbursement (D,G)	1.99	% (K)	(0.35)%		(2.42)%		(2.40)%		(1.30)%
Net investment income (loss), net waiver and reimbursement (D,G)	2.08	% (K)	(0.30)%		(2.38)%		(1.98	)% (H)	(1.30)%
Portfolio turnover rate	0%		0%		0%		0%		0%

	Class C
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$8.32		$8.14		$7.54		$7.21		$7.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.11		(0.09)		(0.24)		(0.20)		(0.15)
Net realized and unrealized gain (loss) on investments	0.11		0.27		0.84		0.53		(0.15)
Total from investment operations	0.22		0.18		0.60		0.33		(0.30)

LESS DISTRIBUTIONS:
From net investment income	—		(0.00	) (I)	—		—		—
Total distributions	—		(0.00)		—		—		—

Net asset value, end of year	$8.54		$8.32		$8.14		$7.54		$7.21

Total return (B)	2.64%		2.21	% (J)	7.96	% (C)	4.58	% (C)	(3.99	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$10,338		$13,583		$15,588		$20,305		$30,499
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	3.13	% (K)	3.40%		3.24%		3.19%		3.36%
Expenses, net waiver and reimbursement (D,F)	3.05	% (K)	3.35%		3.20%		2.77	% (H)	3.36%
Net investment income (loss), before waiver and reimbursement (D,G)	1.22	% (K)	(1.10)%		(3.16)%		(3.16)%		(2.13)%
Net investment income (loss), net waiver and reimbursement (D,G)	1.30	% (K)	(1.05)%		(3.12)%		(2.74	)% (H)	(2.13)%
Portfolio turnover rate	0%		0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio to average net assets (excluding dividend and interest expense).

Expenses, before waiver and reimbursement (D)	2.37	% (K)	2.64%	2.49%	2.43%		2.59%
Expenses, net waiver and reimbursement (D)	2.29	% (K)	2.59%	2.45%	2.02	% (H)	2.59%

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	3.12	% (K)	3.39%	3.24%	3.19.	%	3.36%
Expenses, net waiver and reimbursement (D)	3.04	% (K)	3.34%	3.20%	2.77	% (H)	3.36%

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Advisor has voluntarily waived a portion of expenses. This waiver will not be recaptured by the advisor.

(I)	Amount is less than $0.005.

(J)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(K)	Excludes $183,757 of recovery of legal fees from the Trust’s insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$9.11		$8.92		$8.18		$7.74		$7.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,F)	0.22		0.00	(I)	(0.18)		(0.13)		(0.08)
Net realized and unrealized gain (loss) on investments	0.12		0.28		0.92		0.57		(0.16)
Total from investment operations	0.34		0.28		0.74		0.44		(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.09)		—		—		—
Total distributions	(0.09)		(0.09)		—		—		—

Net asset value, end of year	$9.36		$9.11		$8.92		$8.18		$7.74

Total return (B)	3.72%		3.21	% (H)	9.05	% (C)	5.68	% (C)	(3.01	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$78,359		$88,996		$89,859		$61,014		$84,334
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.13	% (J)	2.40%		2.24%		2.16%		2.31%
Expenses, net waiver and reimbursement (D,E)	2.05	% (J)	2.35%		2.20%		1.75	% (G)	2.31%
Net investment income (loss), before waiver and reimbursement (D,F)	2.25	% (J)	(0.05)%		(2.17)%		(2.13)%		(1.00)%
Net investment income (loss), net waiver and reimbursement (D,F)	2.34	% (J)	(0.00)%		(2.13)%		(1.71	)% (G)	(1.00)%
Portfolio turnover rate	0%		0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.12	% (J)	2.39%	2.24%	2.16%		2.31%
Expenses, net waiver and reimbursement (D)	2.04	% (J)	2.34%	2.20%	1.75	% (G)	2.31%

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Advisor has voluntarily waived a portion of expenses. This waiver will not be recaptured by the advisor.

(H)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(I)	Amount less than $.005

(J)	Excludes $183,757 of recovery of legal fees from the Trust’s insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the	For the		For the		For the
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$12.83		$10.06	$10.86		$9.56		$9.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.40		0.25	(0.17)		0.04		0.17
Net realized and unrealized gain (loss) on investments	0.87		3.03	(0.05)		3.16		0.35
Total from investment operations	1.27		3.28	(0.22)		3.20		0.52

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.51)	(0.58)		(1.90)		(0.14)
Total distributions	(0.27)		(0.51)	(0.58)		(1.90)		(0.14)

Net asset value, end of year	$13.83		$12.83	$10.06		$10.86		$9.56

Total return (B)	10.08%		33.65%	(2.53	)% (C)	37.12	% (C)	5.58	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$59,958		$13,659	$324		$164		$216
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	1.96%		2.83%	4.63%		5.77%		5.25%
Expenses, net waiver and reimbursement (D,F)	2.02	% (H)	2.02%	2.06%		2.03%		2.04%
Net investment income (loss), before waiver and reimbursement (F,G)	3.09%		1.25%	(4.14)%		(3.44)%		(1.47)%
Net investment income (loss), net waiver and reimbursement (F,G)	3.03	% (H)	2.06%	(1.53)%		0.35%		1.74%
Portfolio turnover rate	10%		43%	1335%		121%		75%

	Class C
	For the		For the	For the		For the		For the
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$12.28		$9.63	$10.41		$9.23		$8.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.29		0.14	(0.25)		(0.04)		0.08
Net realized and unrealized gain (loss) on investments	0.83		2.93	(0.05)		3.04		0.35
Total from investment operations	1.12		3.07	(0.30)		3.00		0.43

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.42)	(0.48)		(1.82)		(0.05)
Total distributions	(0.18)		(0.42)	(0.48)		(1.82)		(0.05)

Net asset value, end of year	$13.22		$12.28	$9.63		$10.41		$9.23

Total return (B)	9.29%		32.72%	(3.32	)% (C)	35.99	% (C)	4.84	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$14,144		$3,122	$133		$184		$188
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	2.71%		3.58%	5.38%		6.53%		6.00%
Expenses, net waiver and reimbursement (E,F)	2.77	% (H)	2.77%	2.81%		2.78%		2.79%
Net investment income (loss), before waiver and reimbursement (F,G)	2.35%		0.46%	(5.13)%		(4.16)%		(2.32)%
Net investment income (loss), net waiver and reimbursement (F,G)	2.29	% (H)	1.27%	(2.35)%		(0.39)%		0.89%
Portfolio turnover rate	10%		43%	1335%		121%		75%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.83%	4.59%	5.76%	5.23%
Expenses, net waiver and reimbursement (F)	2.02%	2.02%	2.02%	2.02%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	3.58%	5.34%	6.52%	5.98%
Expenses, net waiver and reimbursement (F)	2.77%	2.77%	2.77%	2.77%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the	For the		For the		For the
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$12.55		$9.87	$10.67		$9.43		$9.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.42		0.25	(0.14)		0.06		0.19
Net realized and unrealized gain (loss) on investments	0.86		2.99	(0.06)		3.12		0.35
Total from investment operations	1.28		3.24	(0.20)		3.18		0.54

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.56)	(0.60)		(1.94)		(0.16)
From net realized gains on investments	—		—	—		—		—
Total distributions	(0.30)		(0.56)	(0.60)		(1.94)		(0.16)

Net asset value, end of year	$13.53		$12.55	$9.87		$10.67		$9.43

Total return (B)	10.41%		33.95%	(2.42	)% (C)	37.47	% (C)	5.88	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$616,511		$75,232	$6,044		$2,505		$2,519
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	1.71%		2.58%	4.38%		5.52%		5.00%
Expenses, net waiver and reimbursement(D,E)	1.77	% (G)	1.77%	1.81%		1.78%		1.79%
Net investment income (loss), before waiver and reimbursement (E,F)	3.34%		1.40%	(3.84)%		(3.10)%		(1.22)%
Net investment income (loss), net waiver and reimbursement (E,F)	3.28	% (G)	2.21%	(1.27)%		0.63%		1.99%
Portfolio turnover rate	10%		43%	1335%		121%		75%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	2.58%	4.34%	5.51%	4.98%
Expenses, net waiver and reimbursement (E)	1.77%	1.77%	1.77%	1.77%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A
	For the
	Period Ended
	June 30, 2024 (A)
Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.21
Net realized and unrealized gain on investments	1.42
Total from investment operations	1.63

Net asset value, end of period	$11.63

Total return (C)	16.30	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$900
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.32	% (E)
Expenses, net waiver and reimbursement (F)	2.24	% (E)
Net investment income, before waiver and reimbursement (F,G)	2.52	% (E)
Net investment income net waiver and reimbursement (F,G)	3.60	% (E)
Portfolio turnover rate	6	% (D)

	Class C
	For the
	Period Ended
	June 30, 2024 (A)
Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.17
Net realized and unrealized gain on investments	1.42
Total from investment operations	1.59

Net asset value, end of period	$11.59

Total return (C)	15.90	% (D,H)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	4.07	% (E)
Expenses, net waiver and reimbursement (F)	2.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	1.84	% (E)
Net investment income net waiver and reimbursement (F,G)	2.97	% (E)
Portfolio turnover rate	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout The Period

	Class I
	For the
	Period Ended
	June 30, 2024 (A)
Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (B)	0.23
Net realized and unrealized gain on investments	1.41
Total from investment operations	1.64

Net asset value, end of period	$11.64

Total return (C)	16.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$19,111
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.01	% (E)
Expenses, net waiver and reimbursement (F)	1.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	3.03	% (E)
Net investment income net waiver and reimbursement (F,G)	4.05	% (E)
Portfolio turnover rate	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$11.01	$9.60	$11.75	$10.12	$10.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.10)	(0.07)	(0.14)	(0.09)	0.07
Net realized and unrealized gain (loss) on investments	1.65	1.71	(1.97)	1.77	(0.10)
Total from investment operations	1.55	1.64	(2.11)	1.68	(0.03)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.12)
From net realized gains on investments	—	(0.23)	(0.04)	(0.01)	(0.47)
From return of capital	—	—	—	(0.04)	—
Total distributions	—	(0.23)	(0.04)	(0.05)	(0.59)

Net asset value, end of year	$12.56	$11.01	$9.60	$11.75	$10.12

Total return (B)	14.08%	17.60%	(18.03)%	16.68%	(0.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$542	$598	$873	$1,522	$1,815
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (C,E)	2.60%	2.82%	2.55%	2.76%	2.68%
Expenses, net waiver and reimbursement (C,E)	1.84%	1.78%	1.74%	1.72%	1.63%
Net investment loss, before waiver and reimbursement (E,F)	(1.63)%	(1.79)%	(1.96)%	(1.87)%	(0.38)%
Net investment income (loss), net waiver and reimbursement (E,F)	(0.87)%	(0.75)%	(1.15)%	(0.83)%	0.67%
Portfolio turnover rate	35%	82%	51%	205%	145%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$10.21	$8.99	$11.08	$9.62	$10.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (A)	(0.17)	(0.14)	(0.21)	(0.17)	(0.01)
Net realized and unrealized gain (loss) on investments	1.52	1.59	(1.84)	1.68	(0.10)
Total from investment operations	1.35	1.45	(2.05)	1.51	(0.11)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.05)
From net realized gains on investments	—	(0.23)	(0.04)	(0.01)	(0.47)
From return of capital	—	—	—	(0.04)	—
Total distributions	—	(0.23)	(0.04)	(0.05)	(0.52)

Net asset value, end of year	$11.56	$10.21	$8.99	$11.08	$9.62

Total return (B)	13.22%	16.66%	(18.58)%	15.78%	(1.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,536	$1,403	$1,242	$1,945	$1,321
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	3.35%	3.57%	3.30%	3.51%	3.43%
Expenses, net waiver and reimbursement (D,E)	2.59%	2.53%	2.49%	2.47%	2.38%
Net investment loss, before waiver and reimbursement (E,F)	(2.36)%	(2.55)%	(2.71)%	(2.68)%	(1.17)%
Net investment loss, net waiver and reimbursement (E,F)	(1.60)%	(1.51)%	(1.89)%	(1.64)%	(0.12)%
Portfolio turnover rate	35%	82%	51%	205%	145%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.50%	2.78%	2.55%	2.74%	2.58%
Expenses, net waiver and reimbursement (F)	1.74%	1.74%	1.74%	1.70%	1.53%

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	3.25%	3.53%	3.30%	3.49%	3.33%
Expenses, net waiver and reimbursement (F)	2.49%	2.49%	2.49%	2.45%	2.28%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$11.16	$9.71	$11.84	$10.20	$10.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.08)	(0.06)	(0.11)	(0.08)	0.09
Net realized and unrealized gain (loss) on investments	1.68	1.74	(1.98)	1.79	(0.09)
Total from investment operations	1.60	1.68	(2.09)	1.71	0.00

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.02)	(0.14)
From net realized gains on investments	—	(0.23)	(0.04)	(0.01)	(0.47)
From return of capital	—	—	—	(0.04)	—
Total distributions	—	(0.23)	(0.04)	(0.07)	(0.61)

Net asset value, end of year	$12.76	$11.16	$9.71	$11.84	$10.20

Total return (B)	14.34%	17.81%	(17.72)%	16.91%	(0.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$16,440	$11,158	$12,227	$11,146	$7,043
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (C,D)	2.35%	2.57%	2.30%	2.51%	2.43%
Expenses, net waiver and reimbursement (C,D)	1.59%	1.53%	1.49%	1.47%	1.38%
Net investment loss, before waiver and reimbursement (D,E)	(1.32)%	(1.55)%	(1.68)%	(1.69)%	(0.15)%
Net investment Income (loss), net waiver and reimbursement (D,E)	(0.56)%	(0.51)%	(0.86)%	(0.65)%	0.90%
Portfolio turnover rate	35%	82%	51%	205%	145%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.25%	2.53%	2.30%	2.49%	2.33%
Expenses, net waiver and reimbursement (D)	1.49%	1.49%	1.49%	1.45%	1.28%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
Net asset value, beginning of year	$35.18	$36.99	$36.25	$27.63		$32.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.44	0.18	(0.45)	(0.46)		(0.14)
Net realized and unrealized gain (loss) on investments	4.86	0.72	1.19	10.29		(2.70)
Total from investment operations	5.30	0.90	0.74	9.83		(2.84)

LESS DISTRIBUTIONS:
From net investment income	(0.56)	(1.42)	—	(1.21)		(1.60)
From return of capital	—	—	—	(0.00	) (G)	—
From net realized gains on investments	(0.15)	(1.29)	—	—		—
Total distributions	(0.71)	(2.71)	—	(1.21)		(1.60)

Net asset value, end of year	$39.77	$35.18	$36.99	$36.25		$27.63

Total return (B)	15.26%	2.55%	2.04%	36.44%		(9.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$557,931	$443,988	$335,527	$306,389		$316,112
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.19%	2.17%	2.20%	2.22%		2.19%
Expenses, net waiver and reimbursement (C,E)	2.19%	2.17%	2.20%	2.22%		2.19%
Net investment income (loss), before waiver and reimbursement (C,D)	1.18%	0.51%	(1.25)%	(1.47)%		(0.47)%
Net investment income (loss), net waiver and reimbursement (C,D)	1.18%	0.51%	(1.25)%	(1.47)%		(0.47)%
Portfolio turnover rate	48%	30%	9%	13%		54%

	Class C
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
Net asset value, beginning of year	$34.17	$36.01	$35.55	$27.07		$31.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.15	(0.10)	(0.71)	(0.68)		(0.36)
Net realized and unrealized gain (loss) on investments	4.73	0.71	1.17	10.08		(2.65)
Total from investment operations	4.88	0.61	0.46	9.40		(3.01)

LESS DISTRIBUTIONS:
From net investment income	(0.30)	(1.16)	—	(0.92)		(1.38)
From return of capital	—	—	—	(0.00	) (G)	—
From net realized gains on investments	(0.15)	(1.29)	—	—		—
Total distributions	(0.45)	(2.45)	—	(0.92)		(1.38)

Net asset value, end of year	$38.60	$34.17	$36.01	$35.55		$27.07

Total return (B)	14.40%	1.77%	1.29%	35.42%		(10.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$385,224	$363,845	$335,127	$334,331		$326,297
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	2.94%	2.92%	2.95%	2.97%		2.94%
Expenses, net waiver and reimbursement (C,F)	2.94%	2.92%	2.95%	2.97%		2.94%
Net investment income (loss), before waiver and reimbursement (C,D)	0.40%	(0.28)%	(2.00)%	(2.21)%		(1.22)%
Net investment income (loss), net waiver and reimbursement (C,D)	0.40%	(0.28)%	(2.00)%	(2.21)%		(1.22)%
Portfolio turnover rate	48%	30%	9%	13%		54%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.18%	2.17%	2.18%
Expenses, net waiver and reimbursement (C)	2.18%	2.17%	2.18%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.93%	2.92%	2.93%
Expenses, net waiver and reimbursement (C)	2.93%	2.91%	2.93%

(G)	Amount is less than $0.005.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

Class C-1
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Period Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 (A)
Net asset value, beginning of year/period	$34.00	$36.01	$35.55	$27.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (B)	0.15	—	(H)	(0.63)	(0.20)
Net realized and unrealized gain on investments	4.69	0.62	1.09	9.30
Total from investment operations	4.84	0.62	0.46	9.10

LESS DISTRIBUTIONS:
From net investment income	(0.35)	(1.34)	—	(0.92)
From return of capital	—	—	—	(0.00	) (H)
From net realized gains on investments	(0.15)	(1.29)	—	—
Total distributions	(0.50)	(2.63)	—	(0.92)

Net asset value, end of year/period	$38.34	$34.00	$36.01	$35.55

Total return (C)	14.39%	1.79%	1.29%	33.93	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$39,464	$28,127	$5,375	$882
Ratios to average net assets (Including interest expense)
Expenses, before waiver and reimbursement (E,I)	2.94%	2.92%	2.95%	2.95	% (F)
Expenses, net waiver and reimbursement (E,I)	2.94%	2.92%	2.95%	2.95	% (F)
Net investment income (loss), before waiver and reimbursement (E,G)	0.42%	(0.01)%	(1.78)%	(0.83	)% (F)
Net investment income (loss), net waiver and reimbursement (E,G)	0.42%	(0.01)%	(1.78)%	(0.83	)% (F)
Portfolio turnover rate	48%	30%	9%	13	% (D)

Class I
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$35.45	$37.25	$36.41	$27.78	$32.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.53	0.29	(0.35)	(0.38)	(0.07)
Net realized and unrealized gain (loss) on investments	4.90	0.70	1.19	10.33	(2.70)
Total from investment operations	5.43	0.99	0.84	9.95	(2.77)

LESS DISTRIBUTIONS:
From net investment income	(0.64)	(1.50)	—	(1.32)	(1.68)
From return of capital	—	—	—	(0.00	) (H)	—
From net realized gains on investments	(0.15)	(1.29)	—	—	—
Total distributions	(0.79)	(2.79)	—	(1.32)	(1.68)

Net asset value, end of year	$40.09	$35.45	$37.25	$36.41	$27.78

Total return (C)	15.56%	2.77%	2.31%	36.78%	(9.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$6,550,931	$5,222,008	$3,334,146	$2,377,768	$2,476,317
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,J)	1.94%	1.92%	1.95%	1.97%	1.94%
Expenses, net waiver and reimbursement (E,J)	1.94%	1.92%	1.95%	1.97%	1.94%
Net investment income (loss), before waiver and reimbursement (E,G)	1.42%	0.79%	(0.95)%	(1.21)%	(0.22)%
Net investment income (loss), net waiver and reimbursement (E,G)	1.42%	0.79%	(0.95)%	(1.21)%	(0.22)%
Portfolio turnover rate	48%	30%	9%	13%	54%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Amount is less than $0.005.

(I)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	2.93%	2.91%	2.93%
Expenses, net waiver and reimbursement (E)	2.93%	2.91%	2.93%

(J)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	1.93%	1.92%	1.93%
Expenses, net waiver and reimbursement (E)	1.93%	1.92%	1.93%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

Class A
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$8.77	$8.44	$11.24	$9.64	$9.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.23	0.12	(0.02)	0.01	0.08
Net realized and unrealized gain (loss) on investments	0.93	0.27	(1.06)	1.78	0.28
Total from investment operations	1.16	0.39	(1.08)	1.79	0.36

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.06)	—	(0.04)	(0.09)
From net realized gains on investments	—	—	(1.72)	(0.15)	(0.50)
Total distributions	(0.21)	(0.06)	(1.72)	(0.19)	(0.59)

Net asset value, end of year	$9.72	$8.77	$8.44	$11.24	$9.64

Total return (B)	13.42%	4.60%	(11.85)%	18.71%	3.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,771	$13,444	$20,599	$23,714	$17,787
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.12%	2.05%	1.81%	1.83%	2.03%
Expenses, net waiver and reimbursement (D,F)	1.51%	1.55%	1.48%	1.48%	1.54%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	1.98%	0.89%	(0.50)%	(0.27)%	0.28%
Net investment income (loss), net waiver and reimbursement (F,G)	2.59%	1.39%	(0.17)%	0.08%	0.77%
Portfolio turnover rate	0%	111%	77%	32%	138%

Class C
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$8.48	$8.17	$11.01	$9.48	$9.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.15	0.05	(0.09)	(0.07)	0.00	(H)
Net realized and unrealized gain (loss) on investments	0.91	0.26	(1.03)	1.75	0.28
Total from investment operations	1.06	0.31	(1.12)	1.68	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.00	) (H)	—	—	(0.04)
From net realized gains on investments	—	—	(1.72)	(0.15)	(0.50)
Total distributions	(0.13)	(0.00	) (H)	(1.72)	(0.15)	(0.54)

Net asset value, end of year	$9.41	$8.48	$8.17	$11.01	$9.48

Total return (B)	12.67%	3.81%	(12.51	)% (C)	17.86	% (C)	2.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,355	$4,084	$4,348	$4,720	$3,337
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	2.87%	2.80%	2.56%	2.58%	2.78%
Expenses, net waiver and reimbursement (E,F)	2.26%	2.30%	2.23%	2.23%	2.29%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	1.07%	0.16%	(1.25)%	(1.02)%	(0.52)%
Net investment income (loss), net waiver and reimbursement (F,G)	1.68%	0.66%	(0.92)%	(0.67)%	(0.03)%
Portfolio turnover rate	0%	111%	77%	32%	138%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense) (Class A)

Expenses, before waiver and reimbursement	2.09%	1.98%	1.81%	1.83%	1.97%
Expenses, net waiver and reimbursement	1.48%	1.48%	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding dividend and interest expense) (Class C)

Expenses, before waiver and reimbursement	2.84%	2.73%	2.56%	2.58%	2.72%
Expenses, net waiver and reimbursement	2.23%	2.23%	2.23%	2.23%	2.23%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Less than 0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$8.84	$8.52	$11.32		$9.70		$9.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.25	0.13	0.01		0.03		0.09
Net realized and unrealized gain (loss) on investments	0.95	0.28	(1.08)		1.80		0.29
Total from investment operations	1.20	0.41	(1.07)		1.83		0.38

LESS DISTRIBUTIONS:
From net investment income	(0.23)	(0.09)	(0.01)		(0.06)		(0.11)
From net realized gains on investments	—	—	(1.72)		(0.15)		(0.50)
Total distributions	(0.23)	(0.09)	(1.73)		(0.21)		(0.61)

Net asset value, end of year	$9.81	$8.84	$8.52		$11.32		$9.70

Total return (B)	13.83%	4.83%	(11.70	)% (C)	19.07	% (C)	3.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$13,189	$23,466	$50,313		$60,463		$32,703
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	1.87%	1.80%	1.56%		1.58%		1.78%
Expenses, net waiver and reimbursement (D,E)	1.26%	1.30%	1.23%		1.23%		1.29%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (E,F)	2.14%	1.09%	(0.26)%		(0.04)%		0.46%
Net investment Income, net waiver and reimbursement (E,F)	2.75%	1.59%	0.07%		0.31%		0.95%
Portfolio turnover rate	0%	111%	77%		32%		138%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividend. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	1.84%	1.73%	1.56%	1.58%	1.72%
Expenses, net waiver and reimbursement (E)	1.23%	1.23%	1.23%	1.23%	1.23%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2024

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open- end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-six series. Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations on December 28, 2023. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst/Millburn Dynamic Commodity Strategy (“Dynamic Commodity” )	Millburn Ridgefield Corp.	Long term capital appreciation.
Catalyst/Warrington Strategic Program (“Warrington” )	Warrington Asset Management, LLC	Long term capital appreciation
Catalyst Systematic Alpha (“Systematic Alpha” )		Long term capital appreciation
Catalyst/Aspect Enhanced Multi-Asset (“Enhanced Multi-Asset” )	Aspect Capital Limited	Long term capital appreciation
Catalyst Nasdaq-100 Hedged Equity Fund (“Hedged Equity” )	Equity Armor Investments, LLC	Long term capital appreciation
Catalyst/Millburn Hedge Strategy (“Millburn Hedge Strategy” )	Millburn Ridgefield Corp.	Long-term capital appreciation.
Catalyst Buffered Shield (“Buffered Shield” )	Exceed Advisory LLC	Long-term capital appreciation

Enhanced Multi-Asset is a non-diversified series of the Trust. All other Funds are diversified series of the Trust. Enhanced Multi-Asset, Millburn Hedge Strategy, and Buffered Shield Funds are “fund of funds”, in that they generally invest in other investment companies.

Currently, each Fund offers Class A, Class C and Class I shares and Millburn Hedge Strategy also offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024, for each Fund’s assets and liabilities measured at fair value.

Dynamic Commodity
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,944,301	$—	$—	$4,944,301
U.S. Government & Agencies	—	2,072,246	—	2,072,246
Money Market Fund	2,272,653	—	—	2,272,653
Total Assets	$7,216,954	$2,072,246	$—	$9,289,200
Derivatives
Assets
Futures Contracts (b)	$178,232	$—	$—	$178,232
Liabilities
Future Contracts (b)	(45,856)	—	—	(45,856)
Total Derivatives	$132,376	$—	$—	$132,376

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Warrington
Assets (a)	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$49,348,917	$—	$49,348,917
Money Market Fund	45,413,096	—	—	45,413,096
Put Options Purchased	146,375	—	—	146,375
Total Assets	$45,559,471	$49,348,917	$—	$94,908,388
Derivatives(a)
Liabilities
Put Options Written	$(123,750)	$—	$—	$(123,750)
Total Derivatives	$(123,750)	$—	$—	$(123,750)

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Funds	$30,120,596	$—	$—	$30,120,596
Convertible Bonds	—	443,672	—	443,672
Corporate Bonds	—	403,770,246	—	403,770,246
U.S. Government & Agencies	—	201,204,122	—	201,204,122
Money Market Fund	39,580,510	—	—	39,580,510
Total Assets	$69,701,106	$605,418,040	$—	$675,119,146
Derivative
Assets
Total Return Swap(b)	—	$10,501,987	$—	10,501,987
Total Derivatives	$—	$10,501,987	$—	$10,501,987

Enhanced Multi-Asset
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$7,867,136	$—	$—	$7,867,136
Money Market Fund	8,400,643	—	—	8,400,643
Total Assets	$16,267,779	$—	$—	16,267,779
Derivatives
Assets
Futures Contracts(b)	$345,413	$—	$—	$345,413
Forward Foreign Currency Contracts (b)	—	302,324	—	302,324
Liabilities
Futures Contracts(b)	$(332,805)	$—	$—	$(332,805)
Forward Foreign Currency Contracts (b)	—	(81,706)	—	(81,706)
Total Derivatives	$12,608	$220,618	$—	$233,226

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Hedged Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,173,049	$—	$—	$14,173,049
Exchange-Traded Fund	1,672,094	—	—	1,672,094
Money Market Fund	1,800,705	—	—	1,800,705
Future Options Purchased	356,050	—	—	356,050
Total	$18,001,898	$—	$—	$18,001,898
Collateral for Securities Loaned (c)				1,344,243
Total Assets				19,346,141
Derivatives (a)
Liabilities
Future Options Written	$(92,100)	$—	$—	$(92,100)
Total Derivatives	$(92,100)	$—	$—	$(92,100)

Millburn Hedge Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,717,450,942	$—	$—	$3,717,450,942
U.S. Government & Agencies	—	2,881,328,402	—	2,881,328,402
Money Market Fund	468,653,618	—	—	468,653,618
Total Assets	$4,186,104,560	$2,881,328,402	$—	$7,067,432,962
Derivatives
Assets
Futures Contracts (b)	$95,463,405	$—	$—	$95,463,405
Forward Foreign Currency Contracts (b)	—	163,251,343	—	163,251,343
Liabilities
Futures Contracts (b)	$(26,638,373)	$—	$—	$(26,638,373)
Forward Foreign Currency Contracts (b)	—	(58,167,416)	—	(58,167,416)
Total Derivatives	$68,825,032	$105,083,927	$—	$173,908,959

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Buffered Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$19,970,775	$—	$—	$19,970,775
Short-Term Investment	675,206	—	—	675,206
Call Options Purchased	1,736,640	1,262,650	—	2,999,290
Put Options Purchased	252,340	—	—	252,340
Total Assets	$22,634,961	$1,262,650	$—	$23,897,611
Derivatives
Liabilities (a)
Call Options Written	$(918,020)	$(72,570)	$—	$(990,590)
Put Options Written	(474,720)	—	—	(474,720)
Total Liabilities	$(1,392,740)	$(72,570)	$—	$(1,465,310)

The Funds did not hold any Level 3 securities during the year.

(a)	Refer to the Schedule of Investments for security details.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

(c)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

b)       Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the year ended June 30, 2024, Warrington, Hedged Equity and Buffered Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash,

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the year ended June 30, 2024, Dynamic Commodity, Enhanced Multi- Asset, Hedged Equity and Millburn Hedge Strategy invested in futures.

Swap Agreements – Systematic Alpha has entered into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre- determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Forward Currency Contracts – A Fund may enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency transactions in the Statements of Operations.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Consolidation of Subsidiaries – CHCSF Fund Limited (Dynamic Commodity-CFC), CSACS Fund Limited (Systematic – CFC), CAEMAF Fund Limited (Enhanced Multi-Asset – CFC), CMHSF Fund Limited (Millburn-CFC) the (“CFCs”) The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Dynamic Commodity, Systematic Alpha, Aspect Enhanced Multi-Asset, and Millburn Hedge Strategy, which include the accounts of Dynamic Commodity-CFC, Systematic-CFC, Enhanced Multi-Asset-CFC, and Millburn-CFC respectively, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds investment objectives and policies.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of CFC	CFC Net Assets as of June 30, 2024	% of Net Assets as of June 30, 2024
Dynamic Commodity – CFC	6/25/2015	$ 1,807,839	17.30%
Systematic Alpha – CFC	12/19/2017	143,358,903	20.76%
Enhanced Multi-Asset – CFC	12/28/2023	3,068,166	15.33%
Millburn Hedge Strategy – CFC	11/2/2015	1,255,501,788	16.67%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are controlled foreign corporations which generates and are allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through their exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate- related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Derivatives Risk – The use of derivative instruments, such as forwards, futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Risk – Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed- income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at June 30, 2024, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Dynamic Commodity
	Futures	Commodity	Futures unrealized appreciation	$178,232
	Futures	Commodity	Futures unrealized depreciation	$(45,856)
			Totals	$132,376

Warrington
	Put options purchased	Equity	Investments in securities, at value	$146,375
	Put options written	Equity	Options written, at value	(123,750)
			Totals	$22,625

Systematic Alpha
	Swap Contracts	Equity/Currency /Commodity/ Interest *	Unrealized appreciation on swaps	$10,501,987
			Totals	$10,501,987
Enhanced Multi-Asset
	Futures	Equity	Futures unrealized appreciation	$98,463
	Futures	Commodity	Futures unrealized appreciation	219,030
	Futures	Currency	Futures unrealized appreciation	6,826
	Futures	Interest Rate	Futures unrealized appreciation	21,094
			Total	$345,413

	Futures	Equity	Futures unrealized depreciation	$(25,183)
	Futures	Commodity	Futures unrealized depreciation	(205,879)
	Futures	Currency	Futures unrealized depreciation	(65)
	Futures	Commodity	Futures unrealized depreciation	(101,678)
			Total	$(332,805)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on
			forward currency exchange contracts	$302,324
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on
			forward currency exchange contracts	(81,706)
			Total	$220,618

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website as referenced in the Statement of Investment.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Hedged Equity
	Call Options Purchased	Equity	Investments in securities, at value	$33,750
	Put Options Purchased	Equity	Investments in securities, at value	322,300
	Put Options Written	Equity	Options written, at value	(92,100)
			Totals	$263,950

Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$25,274,462
	Futures Contracts	Currency	Futures unrealized appreciation	13,947,804
	Futures Contracts	Equity	Futures unrealized appreciation	10,858,815
	Futures Contracts	Interest Rate	Futures unrealized appreciation	45,382,324
			Totals	$95,463,405

	Futures Contracts	Commodity	Futures unrealized depreciation	$(5,320,739)
	Futures Contracts	Currency	Futures unrealized depreciation	(375,820)
	Futures Contracts	Equity	Futures unrealized depreciation	(6,885,628)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(14,056,186)
			Totals	$(26,638,373)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on
			forward currency exchange contracts	$163,251,343
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on
			forward currency exchange contracts	(58,167,416)
			Totals	$105,083,927
Buffered Shield
	Call options purchased	Equity	Investments in securities, at value	$2,999,290
	Put options purchased	Equity	Investments in securities, at value	252,340
	Call options written	Equity	Options written, at value	(990,590)
	Put options written	Equity	Options written, at value	(474,720)
			Totals	$1,786,320

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

The effect of derivative instruments on the Statements of Operations for the year or period ended June 30, 2024, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Dynamic Commodity
	Futures	Commodity	Net realized gain on futures	$239,704
	Futures	Commodity	Net change in unrealized appreciation on futures	61,243
			Totals	$300,947
Warrington
	Options purchased	Equity	Net realized loss from options purchased	$(16,936,738)
	Options written	Equity	Net realized gain from options written	17,869,070
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	454,545
	Options written	Equity	Net change in unrealized depreciation on options written	(292,050)
			Totals	$1,094,827
Systematic Alpha
	Swap Contracts	Equity/Currency /Commodity/ Interest *	Net realized gain from swaps	$35,494,749
	Swap Contracts	Equity/Currency /Commodity/ Interest *	Net change in unrealized appreciation on swaps	4,979,888
			Totals	$40,474,637
Enhanced Multi-Asset
	Futures	Equity	Net realized gain from futures	$1,647,132
		Commodity	Net realized gain from futures	494,117
		Currency	Net realized gain from futures	5,093
		Interest Rate	Net realized loss from futures	(108,428)
			Totals	$2,037,914

	Forward Contracts	Currency	Net realized gain on foreign currency transactions	$10,416
	Futures	Equity	Net change in unrealized depreciation on futures	73,280
		Commodity	Net change in unrealized depreciation on futures	13,151
		Currency	Net change in unrealized depreciation on futures	6,761
		Interest Rate	Net change in unrealized depreciation on futures	(80,584)
			Totals	$12,608

	Forward Contracts	Currency	Net change in unrealized appreciation on foreign currency translations	$218,564

Hedged Equity
	Options purchased	Equity	Net realized loss from options purchased	$(2,059,414)
	Options written	Equity	Net realized gain from options written	427,194
	Futures	Equity	Net realized gain from futures	3,615
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(143,100)
	Options written	Equity	Net change in unrealized appreciation on options written	57,788
	Futures	Equity	Net change in unrealized appreciation on futures	289,326
			Totals	$(1,424,591)
Millburn Hedge Strategy
	Futures	Commodity	Net realized gain from futures	$168,222,722
		Currency	Net realized gain from futures	17,320,520
		Equity	Net realized gain from futures	39,702,181
		Interest Rate	Net realized gain from futures	230,097,251
			Totals	$455,342,674

	Forward Contracts	Currency	Net realized loss on foreign currency transactions	$(100,292,323)
	Futures	Commodity	Net change in unrealized appreciation on futures	10,819,109
		Currency	Net change in unrealized appreciation on futures	8,619,706
		Equity	Net change in unrealized depreciation on futures	(10,582,039)
		Interest Rate	Net change in unrealized depreciation on futures	(39,997,164)
			Totals	$(31,140,388)

	Forward Contracts	Currency	Net change in unrealized appreciation on foreign currency translations	$97,482,816
Buffered Shield
	Options purchased	Equity	Net realized gain from options purchased	$1,489,948
	Options written	Equity	Net realized gain from options written	861,977
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	1,023,209
	Options written	Equity	Net change in unrealized depreciation on options written	(1,023,728)
			Totals	$2,351,406

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website as referenced in the state of Investment.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

The notional value of derivative instruments outstanding as of June 30, 2024, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of June 30, 2024:

					Gross Amounts Not Offset in the
					Statements of Assets & Liabilities
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Dynamic Commodity	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Pledged	Received (2)	Net Amount
Description of Asset:
Futures Contracts	Goldman Sachs	$178,232	$(45,856)	$132,376	—	$—	$132,376
Total		$178,232	$(45,856)	$132,376	—	$—	$132,376

					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Description of Liability:
Futures Contracts	Goldman Sachs	$(45,856)	$45,856	$—	—	$—	$—
Total		$(45,856)	$45,856	$—	—	$—	$—

Systematic Alpha
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Pledged	Received (2)	Net Amount
Total Return Swap	BNP Paribas	$7,302,567 (1)	$—	$7,302,567	$—	$—	$7,302,567
Total Return Swap	CIBC	$3,199,420 (1)	$—	$3,199,420	$—	$—	$3,199,420
Total		$10,501,987	$—	$10,501,987	$—	$—	$10,501,987

Enhanced Multi-Asset
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Pledged	Received	Net Amount
Futures Contracts	J.P. Morgan	$345,413	$(332,805)	$12,608	$—	$—	$12,608
Forward Contracts	Deutsche Bank	302,324	(81,706)	220,618	—	—	220,618
Total		$647,737	$(414,511)	$233,226	$—	$—	$233,226

					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	J.P. Morgan	$(332,805)	$332,805	$—	$—	$—	$—
Forward Contracts	Deutsche Bank	(81,706)	81,706	—	—	—	—
Total		$(414,511)	$414,511	$—	$—	$—	$—

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Millburn Hedge Strategy

Description of Asset:	Counterparty	Gross Amounts of Recognized Assets	Derivatives available for Offset	Net Amounts of Assets	Financial Instruments Pledged	Cash Collateral Received	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$13,993,022	$(5,298,559)	$8,694,463	$—	$—	$8,694,463
Futures Contracts	Deutsche Bank	12,167,588	(2,302,181)	9,865,407	—	—	9,865,407
Futures Contracts	Goldman Sachs	69,302,795	(19,037,633)	50,265,162	—	—	50,265,162
Forward Contracts	Bank of America Merrill Lynch	73,201,668	(22,291,646)	50,910,022	—	—	50,910,022
Forward Contracts	Deutsche Bank	90,049,675	(35,875,770)	54,173,905	—	—	54,173,905
Total		$258,714,748	$(84,805,789)	$173,908,959	$—	$—	$173,908,959

Description of Liability:	Counterparty	Gross Amounts of Recognized Liabilities	Derivatives available for Offset	Net Amounts of Liabilities	Financial Instruments Pledged	Cash Collateral Pledged (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$(5,298,559)	$5,298,559	$—	$—	$—	$—
Futures Contracts	Deutsche Bank	(2,302,181)	2,302,181	—	—	—	—
Futures Contracts	Goldman Sachs	(19,037,633)	19,037,633	—	—	—	—
Forward Contracts	Bank of America Merrill Lynch	(22,291,646)	22,291,646	—	—	—	—
Forward Contracts	Deutsche Bank	(35,875,770)	35,875,770	—	—	—	—
Total		$(84,805,789)	$84,805,789	$—	$—	$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	Excess collateral is not shown on this table.

c)       Deposits with Broker for futures and options

Fund	Broker	Deposit with Broker
Dynamic Commodity	Goldman Sachs	$1,005,882
Warrington	ADM	4,949,882
	StoneX	2,879,048
	Rosenthal Collins Group	879
Enhanced Multi-Asset	J.P. Morgan	2,191,146
Hedged Equity	Wedbush	618,873
Millburn Hedge Strategy	Bank of America Merrill Lynch	27,108,987
	Deutsche Bank	50,175,689
	Goldman Sachs	8,774,165
Buffered Shield	StoneX	12,832

d)       Investment Companies – Hedged Equity, Enhanced Multi-Asset, Millburn Hedge Strategy and Buffered Shield concentrate their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the advisor and/or sub-advisor expect the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

e)       Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2024, the Funds did not incur any interest or penalties. As required, the Funds’ officers have analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years or periods ended 2021-2023 for the Funds) or expected to be taken in 2024 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)       Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)       Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Dynamic Commodity	Annually	Annually
Warrington	Annually	Annually
Systematic Alpha	Monthly	Annually
Enhanced Multi-Asset	Annually	Annually
Hedged Equity	Annually	Annually
Millburn Hedge Strategy	Annually	Annually
Buffered Shield	Annually	Annually

j)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)       Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)       Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year or period ended June 30, 2024, there were no CDSC fees paid by the shareholders of Dynamic Commodity, Warrington, Systematic Alpha, Enhanced Multi- Asset, Hedged Equity, Millburn Hedge, and Buffered Shield.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

m)       Forward Exchange Contracts – Millburn Hedge Strategy and Enhanced Multi-Asset have entered into a foreign exchange contract agreement with Bank of America Merrill Lynch and Deutsche Bank as a part of its investment strategy. When executing forward contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, forward exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

n)       Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

o)       Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)       INVESTMENT TRANSACTIONS

For the year or period ended June 30, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Dynamic Commodity	$6,999,341	$8,884,263	$1,153,595	$1,662,000
Warrington	—	—	—	—
Systematic Alpha	393,508,868	20,357,375	—	—
Enhanced Multi-Asset	8,371,061	391,808	—	—
Hedged Equity	6,183,666	4,617,774	—	—
Millburn Hedge Strategy	1,962,779,111	1,570,237,085	2,661,963,497	2,965,442,995
Buffered Shield	—	18,963,552	—	—

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment advisor for the Funds pursuant to the terms of a investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub- advisor is responsible for the day-to-day operations of its Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, except the Dynamic Commodity and Millburn Hedge Strategy Funds, each pay its sub-advisor on behalf of the Advisor.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory and litigation expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets.

For the year or period ended June 30, 2024, the Advisor waived advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

							Investment
	Investment						Advisory Waived/
	Advisory		Expense Limitation				Expenses
Fund	Fee	Cl A	Cl C	CL I	C-1	Expires	Reimbursed
Dynamic Commodity	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2024	$199,383
Warrington	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2024	97,182
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	N/A	10/31/2024	—
Enhanced Multi-Asset	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2025	90,533
Hedged Equity	1.25%	1.74%	2.49%	1.49%	N/A	10/31/2024	118,441
Millburn Hedge Strategy	1.75%	N/A	N/A	N/A	N/A	N/A	—
Buffered Shield	1.25%	1.48%	2.23%	1.23%	N/A	10/31/2024	183,992

	Recapture Expires
	June 30,
Fund	2025	2026	2027
Dynamic Commodity	$174,001	$151,605	$199,383
Warrington	44,482	68,573	97,182
Systematic Alpha	12,593	122,949	N/A
Enhanced Multi-Asset	N/A	N/A	90,533
Nasdaq-100	123,326	134,268	118,441
Millburn Hedge Strategy	N/A	N/A	N/A
Buffered Shield	304,113	241,278	183,992

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and C-1 shares. Catalyst Mutual Funds Distributors, LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

For the year or period ended June 30, 2024 the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Dynamic Commodity	$4,545	$6,436	N/A
Warrington	37,607	118,608	N/A
Systematic Alpha	75,391	74,576	N/A
Enhanced Multi-Asset	493	5	N/A
Hedged Equity	1,464	14,296	N/A
Millburn Hedge Strategy	1,200,693	3,808,995	333,014
Buffered Shield	23,960	35,338	N/A

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Commodity	$9,625,364	$558,712	$(883,485)	$(324,773)
Warrington	94,808,596	—	(23,958)	(23,958)
Systematic Alpha	676,077,429	172,084	(1,130,367)	(958,283)
Enhanced Multi-Asset	16,379,896	54,942	(244,290)	(189,348)
Hedged Equity	15,628,585	4,292,247	(666,791)	3,625,456
Millburn Hedge Strategy	6,221,298,524	903,025,721	(29,135,585)	873,890,136
Buffered Shield	22,170,434	1,887,898	(1,626,031)	261,867

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 was as follows:

For year ended	Ordinary	Long-Term
6/30/2024	Income	Capital Gains	Total
Dynamic Commodity	$—	$—	$—
Warrington	985,279	—	985,279
Systematic Alpha	7,811,682	—	7,811,682
Enhanced Multi-Asset	—	—	—
Hedged Equity	—	—	—
Millburn Hedge Strategy	133,577,938	—	133,577,938
Buffered Shield	861,294	—	861,294

For year ended	Ordinary	Long-Term
6/30/2023	Income	Capital Gains	Total
Dynamic Commodity	$3,376,091	$—	$3,376,091
Warrington	1,435,202	—	1,435,202
Systematic Alpha	454,608	—	454,608
Enhanced Multi-Asset	—	—	—
Hedged Equity	236,207	81,764	317,971
Millburn Hedge Strategy	293,293,273	103,281,168	396,574,441
Buffered Shield	349,377	—	349,377

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dynamic Commodity	$453,555	$—	$(27,632)	$(995,474)	$—	$(324,782)	$(894,333)
Warrington	1,684,218	—	(923,683)	(996,427,098)	—	(23,958)	(995,690,521)
Systematic Alpha	47,575,026	—	(9,107)	(230,513)	—	(958,283)	46,377,123
Enhanced Multi-Asset	1,837,300	887,168	—	—	—	(191,402)	2,533,066
Hedged Equity	—	—	(883,159)	(673,407)	—	3,625,456	2,068,890
Millburn Hedge Strategy	202,165,041	—	—	—	—	873,902,454	1,076,067,495
Buffered Shield	183,459	—	—	(9,733,626)	(1,879,644)	261,867	(11,167,944)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, swaps, non-equity options, future contracts and forward foreign currency contracts, deemed dividend distributions, and tax adjustments for C-Corporations and partnerships. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Dynamic Commodity	$—
Warrington	—
Systematic Alpha	—
Enhanced Multi-Asset	—
Hedged Equity	48,761
Millburn Hedge Strategy	—
Buffered Shield	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Dynamic Commodity	$27,632
Warrington	923,683
Systematic Alpha	9,107
Enhanced Multi-Asset	—
Hedged Equity	834,398
Millburn Hedge Strategy	—
Buffered Shield	—

At June 30, 2024, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as well as capital loss carryforwards utilized as follows:

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Dynamic Commodity	$153,500	$841,974	$995,474	$—
Warrington	396,316,004	600,111,094	996,427,098	2,018,510
Systematic Alpha	230,513	—	230,513	—
Enhanced Multi-Asset	—	—	—	—
Hedged Equity	636,118	37,289	673,407	—
Millburn Hedge Strategy	—	—	—	—
Buffered Shield	5,816,576	3,917,050	9,733,626	1,395,738

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

During the fiscal period ended June 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, non-deductible expenses, accumulated losses from the Funds’ wholly owned subsidiaries, and equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Dynamic Commodity	$—	$—
Warrington	—	—
Systematic Alpha	2,341,953	(2,341,953)
Enhanced Multi-Asset	(6,442)	6,442
Hedged Equity	(96,412)	96,412
Millburn Hedge Strategy	—	—
Buffered Shield	—	—

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 22, 2025. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2024, Dynamic Commodity, Warrington, Enhanced Multi-Asset and Millburn Hedge Strategy did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of Days	Interest	Average	Borrowings
	Outstanding	Outstanding	Expense (1)	Interest Rate	6/30/2024
Dynamic Commodity	$—	$—	$—	—	$—
Warrington	—	—	—	—	—
Systematic Alpha	—	—	—	—	—
Enhanced Multi-Asset	—	—	—	—	—
Hedged Equity	317,439	99	7,412	8.49%	—
Millburn Hedge Strategy	—	—	—	—	—
Buffered Shield	332,251	52	4,071	8.48%	—

(1)	Includes only Interest Expense for the year or period ended June 30, 2024 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Buffered Shield will be directly affected by the performance of the iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF. The performance of Warrington will be directly affected by the performance of the First American Treasury Obligations Fund, Class X. The performance of Enhanced Multi-Asset will be directly affected by the performance of iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X. The financial statements of the iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF, Vanguard Short-Term Corporate Bond ETF, iShares Core U.S. Aggregate Bond ETF and First American Treasury Obligations Fund, Class X, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2024, the percentage of Buffered Shield’s net assets invested in iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF were 34.2%, 27.2% and

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

28.1%, respectively. The percentage of Warrington’s net assets invested in First American Treasury Obligations Fund, Class X were 44.2%. The percentage of Enhanced Multi-Asset’s net assets invested in iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X were 39.3% and 42.0%, respectively.

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with US Bank NA. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the year ended June 30, 2024.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
Hedged Equity*	$1,308,861	$1,344,243	5.05%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrow er: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Assets	Liabilities	& Liabilities	Instruments (1)	Pledged	Net Amount
Hedged Equity
Assets
Securities Loaned	US Bank	$1,308,861	$—	$1,308,861	$(1,308,861)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dynamic		Systematic	Enhanced	Hedged	Buffered
Owner (1)	Commodity	Warrington	Alpha	Multi-Asset	Equity	Shield
Charles Schwab	—	—	30%	—	61%	29%
National Financial Services LLC	—	39%	—	—	—	—
Aspect Capital Limited	—	—	—	87%	—	—
LPL Financial	50%	—	33%	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Catalyst/Millburn Dynamic Commodity Strategy Fund, Catalyst/Warrington Strategic Program Fund, Catalyst Systematic Alpha Fund, Catalyst/Aspect Enhanced Multi-Asset Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst/Millburn Hedge Strategy Fund and Catalyst Buffered Shield Fund and

Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated (where noted) statements of assets and liabilities, including the consolidated (where noted) schedules of investments, of Catalyst Funds listed below (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2024, the related consolidated (where noted) statements of operations, consolidated (where noted) statements of changes in net assets and consolidated (where noted) financial highlights for each of the periods indicated below, and the related consolidated notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations, the changes in net assets and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Names	Statements of Operations	Statements Changes in Net Assets and Financial Highlights
Catalyst/Millburn Dynamic Commodity Strategy Fund, Catalyst/Warrington Strategic Program Fund, Catalyst Systematic Alpha Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst/Millburn Hedge Strategy Fund and, Catalyst Buffered Shield Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023
Catalyst/Aspect Enhanced Multi- Asset Fund	For the period from December 28, 2023 (commencement of operations), through June 30, 2024

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 29, 2024

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Consideration and Renewal of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst Systematic Alpha Fund, Catalyst/Warrington Strategic Program Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Dynamic Commodity Strategy Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/MAP Global Balanced Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/CIFC Senior Secured Income Fund, and Catalyst Enhanced Income Strategy Fund

In connection with a meeting held on May 8, 9, and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst Systematic Alpha Fund (“Catalyst SA”), Catalyst/Warrington Strategic Program Fund (“Warrington SP”), Catalyst Buffered Shield Fund (“Catalyst Shield”), Catalyst/Millburn Dynamic Commodity Strategy Fund (“Millburn DCS”), Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”), Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”), Catalyst Insider Buying Fund (“Catalyst IB”), Catalyst Energy Infrastructure Fund (“Catalyst Energy”), Catalyst/MAP Global Equity Fund (“MAP Global Equity”), Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”), Catalyst/Lyons Tactical Allocation Fund (“Lyons TA”), Catalyst Dynamic Alpha Fund, (“Catalyst DA”), Catalyst Insider Income Fund (“Catalyst Insider”), Catalyst/SMH High Income Fund (“SMH High Income”), Catalyst/SMH Total Return Income Fund (“SMH Total Return”), Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”) and Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”) (collectively, the “Catalyst Renewal Funds”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to the Catalyst Renewal Funds, comparative fee and expense information, and profitability from advising the Catalyst Renewal Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Catalyst Agreement.

Nature, Extent and Quality of Services: The Board reviewed Catalyst’s corporate structure, officers, and compliance record and reviewed the key personnel servicing the Catalyst Renewal Funds, noting their expertise and years of experience. The Board considered that Catalyst provided continuous oversight of the sub-advisers for the Catalyst Renewal Funds noting that Catalyst assessed and monitored portfolio risk for the Catalyst Renewal Funds and oversaw each sub-advisers’ risk management program. The Board noted that Catalyst continued expansion of its investment operations and resources. The Board discussed Catalyst’s compliance program, and the observations of the Trust’s chief compliance officer related to the program. The Board considered the extent of services provided by Catalyst, including valuation support, management of the derivatives risk management program, proxy voting and reporting, and other critical operational and regulatory functions. The Board agreed that the adviser was appropriately focused on risk management, which was beneficial to the Catalyst Renewal Funds and their respective shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

The Board concluded that Catalyst’s services to the Funds were comprehensive, and the quality of service met the Board’s expectations.

Performance. The Board reviewed the performance for each Catalyst Renewal Fund in relation to its peer group, Morningstar category and benchmark index.

Catalyst SA: The Board observed that Catalyst SA significantly outperformed its peer group average, Morningstar category and benchmark indexes, for all time periods with the exception of the S&P 500 TR Index for the 1-year period. The Board noted the inception performance numbers contained the performance data from the prior strategy which was significantly different than the current strategy.

Warrington SP: The Board commented that Warrington SP underperformed its peer group average, Morningstar category and benchmark index for the 1-year, 5-year and 10-year periods but outperformed its peer group for the 3-year period. The Board noted that Catalyst explained that Warrington SP did not have the same level of long equities exposure as the funds in its peer group. The Board acknowledged that Warrington SP had changed its investment strategies and not all time periods were equally relevant and noted the Fund had provided strong returns in prior down markets.

Catalyst Shield: The Board discussed that Catalyst Shield underperformed its peer group and Morningstar category over the 3-year and 5-year periods but outperformed its peer group for the 1-year period. The Board observed that Catalyst Shield underperformed the benchmark index for all time periods. The Board recognized that Catalyst attributed the recent underperformance to Catalyst Shield’s losses on short-term credit used as collateral in the portfolio and the strong returns of the S&P 500.

Millburn DCS: The Board discussed that Millburn DCS outperformed the Bloomberg Commodity Index but underperformed the Peer Group and Morningstar Systematic Trend category and Morningstar Broad Basket category for the 1-year period. The Board noted that Millburn DCS underperformed its peer group, benchmark index and Commodities Broad basket Morningstar Category for all other periods. The Board recognized that Millburn DCS changed sub-adviser and investment strategy in 2021 so not all time periods were equally relevant to assessing Millburn DCS, and that the new strategy should be given additional time to fully assess its performance.

Millburn HS: The Board observed that Millburn HS outperformed its peer group average, Macro Trading Morningstar Category and BofA US 3-Month Treasury Bill TR Index over all time periods. The Board commented that Millburn HS underperformed the Multi-strategy Morningstar category for the 1-year period, Systematic Trend Morningstar category for the 5-year period and Credit Suisse MF Hedge Fund Index for the 3-year and 5-year periods. The Board recognized that the Fund trailed its benchmark, the S&P 500 index for all periods but noted that the investment strategy was not designed to outperform the S&P 500 in times of strong markets.

Catalyst HE: The Board observed that Catalyst HE significantly outperformed its peer group average, the Derivative Income and the Options Trading Morningstar categories and outperformed the S&P 500 TR Index for the 1-year period. The Board commented that Catalyst HE had underperformed its peer group average, the Derivative Income and the Options Trading Morningstar categories and S&P 500 TR Index and NASDAQ-100 Index for the 3-year and 5-year periods. The Board noted that Catalyst HE changed strategies in 2020 and therefore the 1- and 3-year time periods were the most relevant performance periods.

Catalyst IB: The Board noted that Catalyst IB had outperformed the benchmark index but underperformed its peer group average and Morningstar category for the 1-year period. The Board acknowledged that Catalyst explained that Catalyst IB outperformed the S&P 500 as a result of strategic

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

stock selections but underperformed the peer group and Morningstar category because its portfolio did not include some of the top performers included in the peer group’s portfolios and benchmark index. The Board noted that Catalyst IB underperformed its peer group average, Morningstar category and benchmark index for the 3-, 5-, and 10-year periods. The Board observed that Catalyst explained this underperformance was a largely result of Catalyst IB’s defensive positioning in March and April 2020.

Catalyst Energy: The Board noted that Catalyst Energy underperformed its peer group average for the 1- year, 5-year and since inception periods and underperformed its Morningstar category for the 1-year period. The Board recognized that Catalyst Energy outperformed its peer group average and Morningstar category for the 3-year period. The Board noted that Catalyst Energy underperformed the Alerian MLP TR Index across all periods but recognized that SL Advisors attributed the underperformance to the returns of corporations underperforming MLPs. The Board observed that as a registered investment company, Catalyst Energy had additional restrictions on its investments that the benchmark index did not.

MAP Global Equity: The Board discussed that MAP Global Equity underperformed its peer group average, Morningstar category and benchmark indexes for all periods. The Board observed that Catalyst noted that the Fund did not invest in the “magnificent 7” stocks which led to higher returns for the peer group.

MAP Global Balanced: The Board noted that MAP Global Balanced underperformed its peer group average, Morningstar category, MSCI ACWI Index and blended indexes for all time periods. The Board acknowledged Catalyst’s explanation that MAP Global Balanced underperformed the benchmarks for the 1-year period due to the Fund’s lack of exposure to the “magnificent 7” securities along with the over exposure to and losses in the utilities sector. The Board noted for the 3- and 5-year periods, Catalyst attributed the underperformance to over exposure in the Consumer Staples, Communications Services and Energy sectors.

Lyons TA: The Board noted that Lyons TA had strong 1-year performance and outperformed all benchmarks for the 1-year and since inception periods but underperformed all benchmarks for the 3-year period. The Board observed that the Fund outperformed its peer group average and Morningstar category but underperformed the Lipper Flexible Portfolio Funds Index for the 5-year period. The Board noted Catalyst’s explanation that the 3-year underperformance was due to Lyons TA’s defensive positioning in July 2022 – May 2023.

Catalyst DA: The Board observed Catalyst DA underperformed its peer group average, Morningstar category and S&P 500 TR Index for the 1-year, 5-year and since inception periods. The Board noted that Catalyst DA outperformed its peer group average and Morningstar category for the 3-year period but slightly trailed the benchmark index. The Board recognized that Catalyst attributed the underperformance to the lack of large cap stocks in Catalyst DA.

Catalyst Insider: The Board observed that Catalyst Insider had outperformed the Short-Term Bond Morningstar category and the Bloomberg US Government/Credit 1-3 Year TR Index for the 1-, 3- and 5- year periods. The Board discussed that Catalyst Insider performed similarly to but trailed the peer group average for all time periods.

SMH High Income: The Board commented that SMH High Income had outperformed its peer group average, Morningstar category and BofA Merrill lynch US Cash Pay High Yield Index for the 1- and 5-year periods and provided similar performance for the 3-year period. The Board noted SMH High Income underperformed all benchmarks for the 10-year period. The Board discussed that Catalyst noted the 10- year underperformance included commodity exposure from 2014-2015 but that since that time, the strategy had performed well.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

SMH Total Return: The Board discussed that SMH Total Return performed in line with its peer group average and outperformed all other benchmarks for the 1-year period other than the S&P 500 TR Index and blended index. The Board noted that SMH Total Return outperformed the peer group average, Morningstar category and BofA Merrill lynch US Cash Pay High Yield Index for the 3- and 5-year periods but trailed all benchmarks for the 10-year period. The Board recognized that Catalyst attributed the underperformance to SMH Total Return’s strategy of not being fully invested in equities and, therefore, it should not be expected to track the performance of the S&P 500 in strong markets.

CIFC SSI: The Board noted that CIFC SSI outperformed its peer group average and Morningstar category for all periods but underperformed the S&P LSTA US Leveraged Loan 100 Index for all periods. The Board discussed that CIFC SSI had changed its sub-adviser and, therefore, the most relevant periods were the 1-, 3-, and 5-year periods.

Catalyst EIS: The Board observed that Catalyst EIS underperformed all of its benchmarks for the 1-year period but outperformed all benchmarks since inception. The Board noted Catalyst EIS outperformed the Bloomberg US Aggregate Bond Index and Bloomberg MBS Index for the 3- and 5-year periods and peer group average for the 5-year period but trailed both Morningstar categories for the same periods. The Board discussed that Catalyst explained that Catalyst EIS had been forced to sell securities in a weak market which hurt overall performance.

After further discussion, the Board concluded that the performance of each Catalyst Renewal Fund was acceptable.

Fees and Expenses: The Board discussed the advisory fee paid by each of the Catalyst Renewal Funds and compared it to the fees charged to the peer group funds, and the funds in each of the Catalyst Renewal Funds’ Morningstar category. The Board reviewed the expense limitation agreements in place with respect to the Catalyst Renewal Funds and discussed that Catalyst intended to renew each of those agreements with the exception of Milburn HS, which did not have an expense limitation agreement in place. The Board reviewed the allocation of fees between Catalyst and the various sub-advisers, based on the sub-advisory fees paid to the sub-advisers for the applicable Funds by the adviser, in comparison to the level of service provided by Catalyst and each sub-adviser. The Board noted that the agreement between Catalyst and each sub-adviser was the product of an arm’s length negotiation

Catalyst SA: The Board noted that the advisory fee was above the median and average for the peer group and Morningstar category but was well below the high for each. The Board added that the net expense ratio was above the median and average for the Morningstar category but was below the median and average for the peer group.

Warrington SP: The Board noted that the advisory fee was above the median and average for the peer group and Morningstar category but was well below the high for each. The Board added that the net expense ratio was above the median and average for the Morningstar category but was below the median and average for the peer group.

Catalyst Shield: The Board observed that both the advisory fee and net expense ratio were higher than the medians and averages of its peer group and Morningstar category but were significantly below the highs of each.

Millburn DCS: The Board observed the advisory fee was above the median and averages for the peer group and Systematic Trend and Commodities Broad Basket Morningstar categories. The Board added the Millburn DCS’ advisory fee was below the highs for the peer group and Systematic Trend Morningstar category but was the highest for the Commodities Broad Basket Morningstar category. The Board noted

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

that the net expense ratio was the highest for the Commodities Broad Basket Morningstar category and was below the high for the Systematic Trend Morningstar category. The Board recognized Catalyst’s explanation that Millburn DCS did not fit well into either of the Morningstar categories given the Fund’s managed future-type strategy and that when the fee waiver was taken into effect, the net advisory fee received after waivers was below the peer group average and within the range of both Morningstar categories.

Millburn HS: The Board observed the advisory fee was tied for the high of the Macro Trading Morningstar category at 1.75% but was below the highs for the peer group, Multi-strategy Morningstar category and Systematic Trend Morningstar category. The Board noted that the net expense ratio was above the average and medians but well within the range for the peer group and all three Morningstar categories.

Catalyst HE: The Board acknowledged the advisory fee and net expense ratio were above the high for the Derivatives Income Morningstar category but noted both were within the ranges for the peer group, and Option Trading Morningstar category. The Board discussed Catalyst’s explanation that the fees were justified given the specialized nature of the Fund and that the Option Trading Morningstar category included more similar funds to Catalyst HE than the Derivative Income Morningstar category and therefore provided a better reference.

Catalyst IB: The Board discussed that the advisory fee of 1.00% was above the median and average for the peer group and Morningstar category but was below the high of 1.25% and 1.95%, respectively. The Board added that the net expense ratio was above the median and average for the peer group and Morningstar category but below the highs for both.

Catalyst Energy: The Board discussed that Catalyst Energy’s advisory fee was tied for the high in both the peer group and Morningstar category. The Board commented that the expense ratio was above the median but below the average for the Energy Limited Partnership Morningstar category.

MAP Global Equity: The Board recognized the advisory fee for MAP Global Equity was tied for the high in the peer group at 1.00% but was below the high for the Morningstar category of 1.13%. The Board added that the expense ratio of 0.96% was slightly above the median and the average of the peer group but was below the high.

MAP Global Balanced: The Board acknowledged the advisory fee was in line with the high for the peer group but was within the range for the Global Allocation Morningstar category. The Board noted MAP Global Balanced’s expense ratio was slightly above the median for the peer group and median and averages for the Morningstar category but was significantly below the highs of each.

Lyons TA: The Board noted that the advisory fee of 1.25% for Lyons TA was higher than the average and median of the peer group and Morningstar category but was in line with the high of the peer group. The Board discussed that the net expense ratio for Lyons TA was well below the median and average expense ratio of the peer group and below the Morningstar category median and average expense ratio.

Catalyst DA: The Board observed that the advisory fee and net expense ratio were higher than the averages and medians of the peer group and Morningstar category, but lower than the highs of each.

Catalyst Insider: The Board discussed that the advisory fee for Catalyst Insider was above the median and average for the Short-Term Bond and High Yield Morningstar categories but was slightly above the median and in line with the average advisory fee for the peer group. The Board noted the advisory fee was well below the highs for both Morningstar categories. The Board added that the expense ratio was tied with the peer group average and below the median and was within the range for both Morningstar categories.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

SMH High Income: The Board observed that the advisory fee and net expense ratio of 1.00% and 1.27%, respectively, were higher than the averages and medians of the peer group and Morningstar category but were both significantly lower than the highs of each.

SMH Total Return: The Board noted the advisory fee for SMH Total Return was above the median and average for the peer group and Moderately Conservative Allocation Morningstar category but was within the range for both. The Board commented that the net expense ratio was above the median and average for the peer group and Morningstar category and was well below the high for the peer group and in line with the high for the Morningstar category.

CIFC SSI: The Board recognized that the advisory fee was higher than the high for the peer group and the Bank Loan Morningstar category. The Board noted that the net expense ratio was equal to the peer group average, but higher than the median, and above the median and average of the Morningstar category but well below the highs of each. The Board discussed that the Fund was actively managed and that its portfolio focused on bank loans and other asset backed securities which required special expertise and experience. The Board noted Catalyst’s explanation that with the expense limitation in place, the net earned advisory fee was 0.60%, which was within range of its peer group and Morningstar category.

Catalyst EIS: The Board discussed that the advisory fee was below the high for the Non-Traditional Bond Morningstar category but was above the high for the peer group and in line with the high for the Multisector Bond Morningstar Category. The Board recognized the net expense ratio was below the median for the peer group but above the average and above the median and average for both Morningstar categories but well below the highs for each. The Board observed that Catalyst explained that with the expense limitation in place, the net earned advisory fee was 1.22% which is within the range of the peer group and both Morningstar categories.

The Board concluded that the advisory fee paid by each of the Catalyst Funds to Catalyst was not unreasonable.

Profitability. The Board reviewed the financial information provided by Catalyst, and discussed Catalyst’s profitability from its services to each of the Catalyst Renewal Funds. The Board considered the soft dollar benefits received by Catalyst. The Board noted that Catalyst operated Catalyst IB, Catalyst SA, MAP Global Balanced, SMH High Income, Catalyst HE, and Warrington SP at a loss, thus excessive profitability was not an issue. The Board reviewed that the other Catalyst Renewal Funds all generated a profit for Catalyst and discussed the level of profit of each Fund in actual dollars and as a percent or revenue. The Board determined these profits were not excessive.

Economies of Scale. The Board noted that the Catalyst Agreement did not contain breakpoints reducing the fee rate on assets based on certain specified levels. The Board noted that the shareholders of most of the Catalyst Renewal Funds received a benefit from the expense limitation agreements in place. The Board discussed the additional benefits that could be provided to shareholders if the Catalyst Renewal Funds reached asset levels that provide material economies of scale and determined it would review break points again as the Catalyst Renewal Funds increased AUM. The Board added that no Catalyst Renewal Fund had reached such levels where profits were excessive and agreed to revisit the issue of breakpoints at the Catalyst Agreement’s next renewal.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of each Catalyst Renewal Fund and its respective shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Consideration and Renewal of the Sub-Advisory Agreements between Catalyst Capital Advisors, LLC, and Millburn Ridgefield Corporation with respect to the Catalyst/Millburn Dynamic Commodity Strategy Fund and Catalyst/Millburn Hedge Strategy Fund

In connection with a meeting held on May 8, 9, and 28, 2024, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust, (the “Trust”) including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreements (the “Millburn Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Millburn Ridgefield Corporation (“Millburn”) with respect to Catalyst/Millburn Dynamic Commodity Strategy Fund (“Millburn DCS”) and Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”) (collectively, the “Millburn Funds”).

The Board examined Millburn’s responses to a series of questions regarding, among other things, its sub- advisory services provided to Millburn DCS and Millburn HS, comparative fee and expense information, and profitability from sub-advising each. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Millburn Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Millburn Agreement.

Nature, Extent and Quality of Services. The Board discussed the changes to the portfolio management team servicing the Millburn Funds. The Board recognized that Millburn provided extensive research and analysis, used a wide array of technology, and provided trade order entry services to the Millburn Funds. The Board noted that Millburn provided cybersecurity training and continued efforts into improving its cybersecurity protocols. The Board discussed Millburn’s revised policies regarding best execution and selection of broker-dealers. The Board discussed Catalyst’s satisfaction with the nature, extent and quality of services provided by Millburn. The Board acknowledged that Millburn reported no material compliance issues or material litigation. The Board concluded that Millburn could be expected to continue providing quality services to the Millburn Funds.

Performance. The Board reviewed the performance of each Millburn Fund relative to its benchmarks.

Millburn DCS: The Board observed that Millburn DCS outperformed the Bloomberg Commodity Index but underperformed its peer group average, Morningstar Systematic Trend category and Morningstar Broad Basket category for the 1-year period. The Board noted that Millburn DCS underperformed its peer group, benchmark index and Commodities Broad basket Morningstar Category for all other periods. The Board recognized that Millburn DCS changed sub-advisers and investment strategy in 2021 so not all time periods were equally relevant to assessing Millburn DCS. The Board concluded that the sub-adviser should be afforded additional time to demonstrate the efficacy of the strategy.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Millburn HS — The Board noted that Millburn HS outperformed its peer group average, Macro Trading Morningstar Category and BofA US 3-Month Treasury Bill TR Index over all time periods. The Board recognized that Millburn HS underperformed the Multi-strategy Morningstar category for the 1-year period, Systematic Trend Morningstar category for the 5-year period and Credit Suisse MF Hedge Fund Index for the 3-year and 5-year periods. The Board commented that the Fund trailed the benchmark S&P 500 index for all periods but noted that the investment strategy was not designed to track the S&P 500’s performance in times of strong markets.

After discussion, the Board concluded that the performance of each Millburn Fund was acceptable.

Fees and Expenses. The Board discussed that Catalyst charged an advisory fee of 1.75% for each of the Millburn Funds and that Millburn received 50% of the net advisory fee except for any investments made in Millburn HS by Millburn or its employees or affiliates, in which case 100% of the net advisory fee was paid to Millburn. After further discussion, the Board concluded that the sub-advisory fee charged with respect to each of the Millburn Funds and the allocation of fees between Catalyst and Millburn was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Millburn, noting that Millburn sub- advised Millburn DCS at a loss and Millburn HS at a reasonable profit. The Board concluded that excessive profitability for the Millburn Funds was not an issue with respect to Millburn at this time.

Economies of Scale. The Board considered whether either of the Millburn Funds had reached the size that Millburn benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed it was unlikely that Millburn benefitted from any meaningful economies of scale at current asset levels.

Conclusion. Having requested and received such information from Millburn as the Board believed to be reasonably necessary to evaluate the terms of the Millburn Agreement, and as assisted by the advice and guidance of counsel, the Board determined that renewal of the Millburn Agreement was in the best interests of each Millburn Fund and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Warrington Asset Management, LLC with respect to Catalyst/Warrington Strategic Program Fund

In connection with a meeting held on May 8, 9, and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub- advisory agreement (the “Warrington Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Warrington Asset Management, LLC (“Warrington”) with respect to Catalyst/Warrington Strategic Program Fund (“Warrington SP”).

The Board examined Warrington’s responses to a series of questions regarding, among other things, its sub- advisory services provided to Warrington SP, comparative fee and expense information, and profitability from sub-advising Warrington SP. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Warrington Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have given different weight to the various factors in reaching his conclusions with respect to renewal of the Warrington Agreement.

Nature, Extent and Quality of Services. The Board recognized that there were no changes to Warrington personnel involved in servicing Warrington SP. The Board observed that Warrington conducted research and analysis, constructed the portfolio, and established and monitored compliance with VaR limits. The Board noted that Warrington operated proprietary models to continually conduct risk management. The Board recognized that Warrington’s CCO reviewed trade execution to ensure compliance with Warrington SP’s investment restrictions. The Board noted that Warrington reported no compliance issues and no material litigation. They considered Catalyst’s satisfaction with the services provided by Warrington and concluded that Warrington had provided quality services to the Fund.

Performance. The Board discussed that Warrington SP underperformed its peer group averages, Morningstar category and benchmark index for the 1-year, 5-year and 10-year periods but outperformed its peer group for the 3-year period. The Board noted that Catalyst explained Warrington SP did not have the same level of long equities exposure as the funds in its peer group. The Board acknowledged that Warrington SP had changed strategies and not all time periods were equally relevant and noted the Fund had provided strong returns in prior down markets.

Fees and Expenses. The Board noted that Catalyst charged an advisory fee of 1.75% for Warrington SP and that 50% of Catalyst’s net advisory fee (after certain expenses) was paid to Warrington. After further discussion, the Board concluded that the sub-advisory fee charged with respect to Warrington SP and the allocation of fees between Catalyst and Warrington were not unreasonable.

Profitability. The Board noted that Warrington sub-advised Warrington SP at a reasonable profit. The Board observed that the expenses used in the profit calculation were based on a percentage of Warrington’s AUM. The Board determined that excessive profitability was not an issue.

Economies of Scale. The Board discussed whether Warrington SP had reached the size where Warrington benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board concluded that it was unlikely that Warrington benefitted from material economies of scale and the Board would review annually.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Conclusion. Having requested and received such information from Warrington as the Board believed to be reasonably necessary to evaluate the terms of the Warrington Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Warrington Agreement was in the best interests of Warrington SP and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Equity Armor Investments, LLC with respect to Catalyst Nasdaq-100 Hedged Equity Fund

In connection with a meeting held on May 8, 9, and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub- advisory agreement (the “EA Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Equity Armor Investments, LLC (“Equity Armor”) with respect to Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”).

The Board examined Equity Armor’s responses to a series of questions regarding, among other things, its sub- advisory services provided to Catalyst HE, comparative fee and expense information, and profitability from sub-advising Catalyst HE. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the EA Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Equity Armor.

Nature, Extent and Quality of Services: The Board observed that there had been no changes to the key personnel at Equity Armor who serviced Catalyst HE. The Board noted that Equity Armor implemented the Fund’s investment strategy using its EAVOL and Hedged NASDAQ-100 Index Strategy, conducted analysis of potential securities and operated models to review the investment strategy on a continual basis. The Board discussed that Equity Armor utilized a spreadsheet that automatically updated daily to ensure compliance with sector weightings and other investment restrictions. The Board noted there were no compliance issues since the EA Agreement had last been renewed. After further discussion, the Board concluded that the nature, extent and quality of services provided by Equity Armor was adequate.

Performance: The Board acknowledged that Catalyst HE outperformed its peer group average, Morningstar categories and the S&P 500 TR Index for the 1-year period. The Board commented that Catalyst HE had underperformed its peer group average, the Morningstar categories, and the S&P 500 TR Index for the 3-year and 5-year periods. The Board recognized that Catalyst HE changed strategies in 2020 and therefore the 1- and 3-year time periods were the most relevant performance periods. The Board noted that Equity Armor attributed part of the underperformance to the lack of a major volatility incident.

Fees and Expenses: The Board discussed that Catalyst charged a 1.25% advisory fee for Catalyst HE and that Equity Armor received 50% of Catalyst HE’s net advisory fee (after certain expenses). After further discussion, the Board concluded that the sub-advisory fee charged with respect to Catalyst HE and the allocation of fees between the adviser and Equity Armor were not unreasonable.

Profitability. The Board recognized that Equity Armor earned a modest profit from sub-advising Catalyst HE. The Board considered the soft dollar benefits received by Equity Armor. The Board concluded that excessive profitability was not an issue for Equity Armor.

Economies of Scale: The Board considered whether Catalyst HE had reached the size where Equity Armor would benefit from economies of scale. The Board acknowledged that this was generally an adviser issue and noted that it should be considered in terms of the advisory agreement. The Board concluded that it was unlikely that Equity Armor benefited from economies of scale.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Conclusion. Having requested and received such information from Equity Armor as the Board believed to be reasonably necessary to evaluate the terms of the EA Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the EA Agreement was in the best interests of Catalyst HE and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Exceed Advisory, LLC with respect to Catalyst Buffered Shield Fund

In connection with a meeting held on May 8, 9, and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub- advisory agreement (the “Exceed Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Exceed Advisory LLC (“Exceed”) with respect to Catalyst Buffered Shield Fund (“Catalyst Shield”).

The Board examined Exceed’s responses to a series of questions regarding, among other things, its sub- advisory services provided to Catalyst Shield, comparative fee and expense information, and profitability from sub-advising Catalyst Shield. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Exceed Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Exceed Agreement.

Nature, Extent and Quality of Services. The Board reviewed the experience of the key personnel at Exceed, noting there were no changes in the prior year. The Board discussed Exceed’s efforts in relation to Catalyst Shield and noted that Exceed utilized a proprietary investment methodology created by Exceed, provided investment decisions and managed the Fund’s risk. The Board discussed that the sub-adviser provided the research and analysis for investment decisions and executed trades on behalf of Catalyst Shield. The Board discussed that Exceed operated the controls and compliance procedures for Catalyst Shield to ensure the Fund remained in compliance with investment restrictions and limitations. The Board concluded that the services provided by Exceed were in line with its expectations and could be expected to continue providing quality service to Catalyst Shield and its shareholders.

Performance. The Board observed that Catalyst Shield underperformed its peer group and Morningstar category over the 3-year and 5-year periods but outperformed its peer group for the 1-year period. The Board noted that Catalyst Shield underperformed the benchmark index for all time periods. The Board recognized that Catalyst attributed the recent underperformance to Catalyst Shield’s losses on short-term credit used as collateral in the portfolio and the strong returns of the S&P 500.

Fees and Expenses. The Board discussed that Exceed’s maximum annual sub-advisory fee was 0.675% of Catalyst Shield’s daily asset value. The Board noted that this was similar to the fees Exceed charged for similar accounts. The Board discussed the allocation of fees between Catalyst and Exceed relative to their respective duties and other factors and agreed the allocation for Catalyst Shield was appropriate. The Board concluded that the sub-advisory fee received by Exceed for Catalyst Shield was not unreasonable.

Profitability. The Board acknowledged that Exceed sub-advised Catalyst Shield at a loss and therefore excessive profitability was not a concern.

Economies of Scale. The Board considered whether Catalyst Shield had reached the size where Exceed benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board determined that, based on the current size of Catalyst Shield, it was unlikely that Exceed was benefitting from any meaningful economies of scale.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Conclusion. Having requested and received such information from Exceed as the Board believed to be reasonably necessary to evaluate the terms of the Exceed Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Exceed Agreement was in the best interests of Catalyst Shield and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Approval of the Advisory Agreement between the Trust and Catalyst Capital Advisors, LLC; and the Sub-Advisory Agreement between Catalyst and Aspect Capital Limited with respect to Catalyst/Aspect Enhanced Multi-Asset Fund.

At a meeting held on August 14 and 29, 2023, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, each an “Independent Trustee” and collectively the “Independent Trustees”) discussed and considered the proposed advisory agreement (the “Advisory Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”); and considered the proposed Sub-Advisory Agreement between Catalyst and Aspect Capital Limited (“Aspect”) (the “Sub-Advisory Agreement”) with respect to Catalyst/Aspect Enhanced Multi- Asset Fund (“Enhanced MA”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services to be provided to the Enhanced MA Fund, comparative fee and expense information, and profitability from managing the Enhanced MA Fund. The Board also examined Aspect’s responses to the same questions. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the Sub-Advisory Agreement, and the weight to be given to each factor considered.

The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Advisory Agreement and the Sub-Advisory Agreement.

Advisory Agreement

Nature, Extent and Quality of Services. The Board considered its significant experience with Catalyst as advisor to other series of the Trust, and its strong working relationship with Catalyst and its personnel. It noted that Catalyst would monitor the sub-advisor, review the portfolio on a regular basis, provide derivative risk advisory services, and actively work with the Trust’s chief compliance officer to monitor for regulatory compliance. The Board discussed Catalyst’s risk management team and the effectiveness of the compliance program. After discussion, the Board concluded that Catalyst had the potential to provide high quality services to Enhanced MA and its shareholders.

Performance. The Board noted that the sub-advisor would be primarily responsible for the day-to-day management of the Enhanced MA portfolio. The Board noted that Catalyst had demonstrated the ability to successfully oversee and manage sub-advisors. The Board acknowledged that Catalyst had successfully run funds with similar complex strategies and shown its ability to ensure compliance with regulatory requirements and performance consistent with the product objective. The Board discussed that it was confident that Catalyst would provide value to shareholders as advisor to Enhanced MA.

Fees and Expenses. The Board noted that the 1.75% advisory fee for Enhanced MA was within the range of fees of its peer group. They discussed the average and range of fees in three relevant Morningstar categories and noted that the highest fee in the Systemic Trend category was a unified fee which created an outlier in the data. The Board acknowledged that when including the impact of the expense limitation agreement, the net estimated expense ratio was 1.99% which was well within the range of the peer group net expenses. The Board discussed the allocation of fees and responsibilities between Catalyst and Aspect as the sub-advisor and agreed that the allocation was appropriate given Aspect’s responsibilities. The Board concluded that the proposed advisory fee for Enhanced MA was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Catalyst and noted that it anticipated realizing a reasonable profit in connection with its relationship with Enhanced MA during the first two years of the Advisory Agreement. The Board discussed that the profitability analysis reflected Catalyst’s agreement that the sub-advisor receive a higher percent of fees on the capital it was investing in the Fund. The Board considered that the projected

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

level of profit appeared to be within industry averages. After discussion, the Board agreed that the projected profits were modest and not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of Enhanced MA and discussed potential breakpoints. The Board also considered the comments from the Catalyst representative that it was too early to determine breakpoints because breakeven levels continued to increase based on initial and ongoing operating costs but that it could be revisited in the future. The Board acknowledged rising operating costs and noted that even without a breakpoint, the fees were within the peer group. The Board noted material economies were not anticipated to be reached during the initial period of the Advisory Agreement and agreed that the matter of economies of scale would be revisited at the time of the Advisory Agreement’s renewal if Enhanced MA’s size materially increased.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure for Enhanced MA was reasonable, and that approval of the Advisory Agreement was in the best interests of Enhanced MA and its future shareholders.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. The Board observed that the key personnel from Aspect had extensive experience in the industry. The Board commented on the importance of the Chief Risk Officer, who had been at Aspect since 2005 and had a strong background in risk management. The Board discussed that Aspect would be responsible for the implementation of Enhanced MA’s investment strategy including research, the determination of investment decisions, risk management, and execution of transactions for Enhanced MA. The Board remarked that Aspect would utilize a four-part quantitative and systematic approach in the investment process that was intended to dynamically control risk in each component of the portfolio to improve the overall risk-adjusted returns. The Board agreed that Aspect had the experience and resources necessary to provide quality services to Enhanced MA.

Performance. The Board reviewed the performance information presented by Aspect from a blended product designed to be used as a proxy for the proposed fund. The Board considered the 20.22% 1-year, 27.32% 3-year, 20.13% 5-year, and 17.19% 10-year returns were strong on an absolute basis. The Board discussed that the historical returns for the S&P 500 for those time periods were 19.59%, 14.60%, 12.31%, and 12.86% respectively. The Board noted that the performance information was hypothetical because Aspect did not manage a blended product that included the 60/40 component that will be included in Enhanced MA. The Board concluded that Aspect has the potential to provide favorable returns to future shareholders.

Fees and Expenses. The Board noted that Aspect would receive 50% of the 1.75% net asset advisory fee for Enhanced MA but would receive a higher percentage on the $25 million it was investing in Enhanced MA as initial capital. The Board discussed the allocation of fees between the advisor and Aspect relative to their respective duties and agreed that the allocation was appropriate. The Board noted that Aspect reported no other clients with a comparable strategy. After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to Enhanced MA was not unreasonable and the sub-advisory fee, in relation to the total advisory fee, was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Aspect and noted that it anticipated realizing a profit in connection with its relationship with Enhanced MA during the first and second year of the Sub-Advisory Agreement. The Board discussed the level of profit anticipated by Aspect and noted it would not have specific incremental costs related to management of the Fund and presented all the revenue as profit in the 15(c) questionnaire. The Board discussed that it believed the projected fees paid were reasonable given the complexity and level of work in running Enhanced MA. After further discussion, the Board agreed that the projected profits were not excessive.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (continued)
June 30, 2024

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of Aspect. The Board agreed that this was primarily an advisor level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that it would look to negotiate breakpoints in the future. If circumstances changed.

Conclusion. Having requested and received such information from Aspect as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the future shareholders of Enhanced MA.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

Michael Schoonover

By /s/ Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2024

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 9/3/2024